	As filed with the Securities and Exchange	Registration No. 033-75996*
	Commission on April 10, 2012	Registration No. 811-02512
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 43 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Variable Annuity Account B of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2012 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statements: 033-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

PART A

ING Life Insurance and Annuity Company
and its
Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED
DEFERRED COMPENSATION PLANS

Supplement dated April 30, 2012, to the Contract Prospectus and
Contract Prospectus Summary each dated April 30, 2012
__________________________________________________________________________

The following information updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary each dated April 30, 2012. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

NOTICE OF AND IMPORTANT INFORMATION REGARDING
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Artio Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the “Reorganization Effective Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”

Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class I)

  Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available fixed interest option. See the “TRANSFERS section of your Contract Prospectus or the “INVESTMENT OPTIONS” section of your Contract Prospectus Summary for information about making subaccount transfers, including applicable restrictions and limits on transfers.

  On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.

  On the Reorganization Effective Date, all existing account balances invested in Class S shares of the ING Artio Foreign Portfolio will automatically become investments in Class I shares of the ING Templeton Foreign Equity Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

  Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting us at: ING, USFS Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-262-3862.

  After the Reorganization Effective Date, the Merging Fund will no longer exist and all references to it in the Contract Prospectus and Contract Prospectus Summary will be replaced by the corresponding Surviving Fund.

Page 1 of 2	April 2012

  The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganization. Consequently, there will be no change to the “Maximum Fund Fees and Expenses Examples” shown in the Contract Prospectus and Contract Prospectus Summary.

  You will not incur any fees or charges or any tax liability because of the upcoming fund reorganization.

  Information about the investment advisers/subadvisers and the investment objective(s) of the Merging Fund and the Surviving Fund, can be found in an appendix to your Contract Prospectus and Contract Prospectus Summary.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

Page 2 of 2	April 2012

ING Life Insurance and Annuity Company
Variable Annuity Account B
GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED
DEFERRED COMPENSATION PLANS
CONTRACT PROSPECTUS –April 30, 2012

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”). The contracts were formerly sold as both group contracts and employer-owned individual contracts. The term “contract” used in this prospectus refers to the group deferred fixed or variable annuity contract offered by your plan sponsor as a funding vehicle for your retirement plan.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder (generally, the sponsor of your retirement plan), or you, if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (“the separate account”), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options.

· Guaranteed Accumulation Account	· Fixed Plus Account	· Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2012, Statement of Additional Information (“SAI”) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the “CONTRACT OVERVIEW – Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operation of the SEC’s Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-180532. The SAI table of contents is listed on page 44 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

CONTRACT PROSPECTUS – April 30, 2012, (CONTINUED)

The Funds

American Funds® – Growth - Income Fund (Class 2)
American Funds® – International Fund (Class 2)
Calvert VP SRI Balanced Portfolio
Federated Fund for U.S. Government Securities II (Primary Shares)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING American Century Small-Mid Cap Value Portfolio (Class S)
ING Artio Foreign Portfolio (Class S)
ING Balanced Portfolio (Class I)
ING Baron Growth Portfolio (Class S) 1
ING BlackRock Health Sciences Opportunities Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class I)
ING BlackRock Science and Technology Opportunities Portfolio (Class I)
ING Clarion Global Real Estate Portfolio (Class I)
ING Clarion Real Estate Portfolio (Class S)
ING Columbia Small Cap Value II Portfolio (Class S)
ING Davis New York Venture Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)*
ING Global Bond Portfolio (Class I)
ING Global Resources Portfolio (Class S)
ING Growth and Income Portfolio (Class I)
ING Index Plus LargeCap Portfolio (Class I)
ING Index Plus MidCap Portfolio (Class I)
ING Index Plus SmallCap Portfolio (Class I)
ING Intermediate Bond Portfolio (Class I)
ING International Index Portfolio (Class I)
ING International Value Portfolio (Class I)

ING Invesco Van Kampen Comstock Portfolio (Class S)
ING Invesco Van Kampen Equity and Income Portfolio (Class I)
ING Invesco Van Kampen Growth and Income Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING JPMorgan Mid Cap Value Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)
ING Large Cap Growth Portfolio (Class I)
ING Large Cap Value Portfolio (Class I)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING MidCap Opportunities Portfolio (Class I)
ING Money Market Portfolio (Class I)
ING Oppenheimer Global Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)
ING PIMCO Total Return Portfolio (Class S)
ING Pioneer Fund Portfolio (Class I)
ING Pioneer High Yield Portfolio (Class I)
ING Pioneer Mid Cap Value Portfolio (Class I)
ING RussellTM Large Cap Growth Index Portfolio (Class I)
ING RussellTM Large Cap Index Portfolio (Class I)
ING RussellTM Mid Cap Growth Index Portfolio (Class S)
ING RussellTM Mid Cap Index Portfolio (Class I)
ING RussellTM Small Cap Index Portfolio (Class I)
ING Small Company Portfolio (Class I) 2
ING SmallCap Opportunities Portfolio (Class I)
ING Solution Income Portfolio (Class S) 3
ING Solution 2015 Portfolio (Class S) 3
ING Solution 2025 Portfolio (Class S) 3
ING Solution 2035 Portfolio (Class S) 3
ING Solution 2045 Portfolio (Class S) 3

ING Solution 2055 Portfolio (Class S) 3
ING Strategic Allocation Conservative Portfolio (Class I) 3
ING Strategic Allocation Growth Portfolio (Class I) 3
ING Strategic Allocation Moderate Portfolio (Class I) 3
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING T. Rowe Price Growth Equity Portfolio (Class I)
ING T. Rowe Price International Stock Portfolio (Class S)
ING Templeton Foreign Equity Portfolio (Class I)
ING Templeton Global Growth Portfolio (Class S)
ING Thornburg Value Portfolio (Class I)
ING UBS U.S. Large Cap Equity Portfolio (Class I)
ING U.S. Bond Index Portfolio (Class I)
ING U.S. Stock Index Portfolio (Class I)
Invesco V.I. Core Equity Fund (Series I)
Invesco Van Kampen V.I. American Franchise Fund (Series I)
Lord Abbett Series Fund – Mid Cap Stock Portfolio (Class VC) 1
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
PIMCO VIT Foreign Bond Portfolio (Unhedged) (Administrative Class)
PIMCO VIT Real Return Portfolio (Administrative Class)
Pioneer Emerging Markets VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)
Wanger International
Wanger Select
Wanger USA

*	FMRSM is a service mark of Fidelity Management & Research Company.
[1]	This fund has changed its name to the name shown above. See “APPENDIX IV – FUND DESCRIPTIONS” for a complete list of former and current fund names since the last prospectus supplement.
[2]	This fund is only available to plans offering it prior to April 29, 2011.
[3]	This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.

PRO.75996-12           2

CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	11
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	12
FEES	15
YOUR ACCOUNT VALUE	21
TRANSFERS	23
WITHDRAWALS	26
SYSTEMATIC DISTRIBUTION OPTIONS	27
DEATH BENEFIT	27
INCOME PHASE	29
TAX CONSIDERATIONS	32
CONTRACT DISTRIBUTION	39
OTHER TOPICS	41
Anti-Money Laundering – Performance Reporting - Contract Modification - Legal Matters and
Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Intent to
Confirm Quarterly
THE STATEMENT OF ADDITIONAL INFORMATION	44

APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT	45
APPENDIX II - FIXED ACCOUNT	48
APPENDIX III - FIXED PLUS ACCOUNT	49
APPENDIX IV - FUND DESCRIPTIONS	51
APPENDIX V - CONDENSED FINANCIAL INFORMATION	63

PRO.75996-12	3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this

Questions: Contacting the
Company.

Contact your local representative
or write or call our Home Office
at:
   ING
   USFS Customer Service
   Defined Contribution
   Administration
   P.O. Box 990063
   Hartford, CT 06199-0063
   1-800-262-3862

Sending Forms and
Written Requests in Good
Order.

If you are writing to change your
beneficiary, request a withdrawal
or for any other purpose, contact
your local representative or the
Company to learn what
information is required in order for
the request to be in “good order.”
By contacting us we can provide
you with the appropriate
administrative form for your
requested transaction.

Generally, a request is considered
to be in “good order” when it is
signed, dated and made with such
clarity and completeness that we
are not required to exercise any
discretion in carrying it out.

We can only act upon written
requests that are received in good
order.

prospectus for additional information.

Who’s Who

You (the “participant”): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract.
Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”): ING Life Insurance and Annuity
Company. We issue the contract.

RIGHTS” For greater detail, and please “CONTRACT review “CONTRACT PURCHASE OWNERSHIP AND AND
PARTICIPATION.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan.
We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-
section 457 plans. For a description of each, see “TAX
CONSIDERATIONS.”

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See
“CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail, see “CONTRACT OWNERSHIP AND RIGHTS.”

PRO.75996-12	4

Contract Facts

Free Look/Right to Cancel. Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). See “RIGHT TO CANCEL.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “WITHDRAWALS” and “TAX CONSIDERATIONS.”

Systematic Distribution Options. If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees. Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation. You will not generally pay taxes on any earnings from the contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)		Payments to Your Account

Step 1. You or the contract holder provide the Company		Step 1 |
with your completed enrollment materials. The contract	ING Life Insurance and Annuity Company
holder directs us to set up an account for you.
	|	Step 2		|
Step 2. The contract holder, or you if permitted by your	Fixed Interest Options	Variable Annuity Account B Variable Investment Options
plan, directs us to invest your account dollars in any of
the:
· Fixed Interest Options; and/or
· Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity		The Subaccounts
Account B. Each one invests in a specific mutual		A	B	Etc.
fund.)		| Step 3 |
		Mutual Fund A	Mutual Fund B
Step 3. The subaccount(s) selected purchases shares of its
corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:

  Receive income phase payments over a lifetime or for a specified period;

  Receive income phase payments monthly, quarterly, semi-annually or annually;

  Select an option that provides a death benefit to beneficiaries; and

  Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.75996-12	5

FEE TABLE

In This Section:
· Maximum Transaction
  Expenses;
· Maximum Periodic Fees and
  Charges;
· Fund Fees and Expenses; and
· Examples.

See the “FEES” Section for:
· Early Withdrawal Charge
  Schedules;
· How, When and Why Fees are
  Deducted;
· Reduction, Waiver and/or
  Elimination of Certain Fees;
· Redemption Fees; and
· Premium and Other Taxes.

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning and
withdrawing account value from your contract. See “Income Phase”
for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract or transfer cash value between investment options. State premium taxes may also be deducted.*

Early Withdrawal Charge [4]
(as a percentage of amount withdrawn)	5.00%

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not
including fund fees and expenses.

Maximum Annual Maintenance Fee
Installment Purchase Payment Accounts	$20.00	[5]
Single Purchase Payment Accounts	$0.00

Separate Account Annual Expenses
(as a percentage of average account value)
Maximum Mortality and Expense Risk Charge	1.25	% [2]
Maximum Administrative Expense Charge	0.25	% [6]
Maximum Total Separate Account Expenses	1.50%

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”
[4]

This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”

[5]	These charges may be waived, reduced or eliminated in certain circumstances. See “FEES.”
[6]	We only impose this charge under some contracts. See “FEES.”

PRO.75996-12	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management	0.26%	1.51%
fees, distribution (12b-1) and/or service fees and other expenses)

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum transaction expenses, maximum contract fees including a maximum annual maintenance fee of $20 (converted to a percentage of assets equal to 0.037%), maximum separate account annual expenses and fund fees and expenses.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
(A) If you withdraw your entire account value at the end of the applicable time period:*
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$817	$1,471	$2,151	$3,362	$308	$941	$1,600	$3,362

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
(A) If you withdraw your entire account value at the end of the applicable time period:*
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$699	$1,115	$1,559	$2,113	$183	$566	$973	$2,113

*

This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

**

This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.75996-12	7

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On November 10, 2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or plan participants. Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

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Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX CONSIDERATIONS for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

  Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code section 457 (“457 plans”);

  Tax-exempt organizations for deferrals not subject to Tax Code section 457 (“non section 457 plans”); or

  Taxable organizations (“non section 457 plans”).

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder submits the required forms and application to us. If the forms are accepted, we will issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

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Methods of Purchase Payment. The following purchase payment methods are available:

  Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25; and

  Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “TAX CONSIDERATIONS” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected at any one time. See “INVESTMENT OPTIONS” and “TRANSFERS.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “APPENDIX III.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

  Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan);

  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

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  Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products – We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your local representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder no later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. We will neither deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account B. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and telephone number listed in

“CONTRACT OVERVIEW- Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Mixed and Shared Funding. The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

  Mixed funding – bought for annuities and life insurance; and

  Shared funding – bought by more than one company.

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Possible Conflicts of Interest. With respect to insurance dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts. Additionally:

  During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund; and

  During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

  Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;

  Combine two or more subaccounts;

  Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” See also the “TRANSFERS” section of this prospectus for information about making subaccount allocation changes;

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  Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, new fund may have different fees and charges than the fund it replaced. A substitution may become necessary in our judgment:

  A fund no longer suits the purposes of your contract;

  There is a change in laws or regulations;

  There is a change in the fund’s investment objectives or restrictions;

  The fund is no longer available for investment; or

  Another reason we deem a substitution is appropriate.

  Stop selling the contract;

  Limit or eliminate any voting rights for the separate account; or

  Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Selecting Investment Options

When selecting investment options:

  Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

  Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

Furthermore, be aware that there may be:

  Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

  Limits on Number of Options Selected. Generally the contract holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time.

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FEES

Types of Fees
The following types of fees or
deductions may affect your
account:
· Transaction Fees:
     > Early Withdrawal Charge
     > Redemption Fees
· Periodic Fees and
   Charges:
     > Annual Maintenance Fee
     > Mortality and Expense Risk
        Charge
     > Administrative Expense
        Charge
· Fund Fees and Expenses; and
· Premium and Other Taxes.

Terms to Understand in
Schedules

Account Year - A 12-month
period measured from the date we
establish your account, or
measured from any anniversary of
that date.

Purchase Payment Period (also
called “Deposit Cycle”) (for
installment purchase payments) -
The period of time it takes to
complete the number of installment
payments expected to be made to
your account over a year. For
example, if your payment
frequency is monthly, a payment
period is completed after 12
purchase payments are made. If
only 11 purchase payments are
made, the payment period is not
completed until the twelfth
purchase payment is made. At any
given time, the number of payment
periods completed cannot exceed
the number of account years
completed, regardless of the
number of payments made.

The following repeats and adds to information provided in the “FEE
TABLE” section. Please review both this section and the “FEE
TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus an adjustment for any applicable early withdrawal charge.
Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.50% of your total purchase payments to your account.

Early Withdrawal Charge Schedules

Installment Purchase Payment Accounts		Single Purchase Payment Accounts
Purchase Payment Periods or Deposit Cycles Completed	Early Withdrawal Charge	Account Years Completed	Early Withdrawal Charge
Fewer than 5	5%	Fewer than 5	5%
5 or more but fewer than 7	4%	5 or more but fewer than 6	4%
7 or more but fewer than 9	3%	6 or more but fewer than 7	3%
9 or more but fewer than 10	2%	7 or more but fewer than 8	2%
10 or more	0%	8 or more but fewer than 9	1%
		9 or more	0%

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Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

  Used to provide payments to you during the income phase;

  Paid because of your death before income phase payments begin;

  Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump- sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months* ;

  Taken because of the election of a systematic distribution option (if available under your contract), see “SYSTEMATIC DISTRIBUTION OPTIONS”;

  Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

  Taken on or after the tenth anniversary of the effective date of the account;

  For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code and regulations thereunder; or

  For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

  The number of participants under the plan;

  The expected level of assets and/or cash flow under the plan;

  Our agent’s involvement in sales activities;

  Our sales-related expenses;

  Distribution provisions under the plan;

  The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

  The level of employer involvement in determining eligibility for distributions under the contract; and

  Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

*

If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

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Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $20. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

  The size, type and nature of the group for which a contract is issued;

  The amount of contributions to the contract;

  The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values and any other factors pertaining to the level and expense of administrative services we will provide; and

  The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option. This fee is assessed during both the accumulation phase and the income phase. See “INCOME PHASE-

Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract, namely:

  Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts; and

  Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

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If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the contract;

  The frequency, consistency and method of submitting payments;

  The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

  The projected frequency of distributions;

  The type and level of other factors that affect the overall administrative expense; and

  Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

  We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements;

  For contracts not in the above category, beginning on April 4, 1997, we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984;

  We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above; and

  We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to earn a profit from this fee.

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Fund Fees and Expenses

As shown in the fund prospectuses and described in the “FEE TABLE – Fund Fees and Expenses” section of this prospectus, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees or expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

  A share of the management fee;

  Service fees;

  For certain share classes, compensation paid from 12b-1 fees; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

PRO.75996-12	19

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

  Service fees;

  For certain share classes, compensation paid from 12b-1 fees; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2011 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

  Fidelity Investments® ;

  American Funds® ;

  Franklin® Templeton® Investments;

  OppenheimerFunds, Inc.;

  Columbia Funds;

  PIMCO Funds

  Lord Abbett Funds;

  Invesco Investments;

  Pioneer Investments;

  Calvert Funds; and

  Federated Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2011, the affiliated funds would be at the top of the list.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.

See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the fixed interest options, including interest earnings to date; less

  Deductions, if any, from the fixed interest options (for example, withdrawals and fees); plus

  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

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Early Withdrawal Charge Schedules

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative charge, if any. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus

  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

  The total value of the subaccount units at the preceding valuation; minus

  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUV’s are $10 for Subaccount A and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5,000.	$5,000 contribution
Step 1 |
ING Life Insurance and Annuity Company
Step 2:	Step 2 |
· He directs us to invest $3,000 in	Variable Annuity Account B
Fund A. His dollars purchase 300	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
accumulation units of Subaccount
A ($3,000 divided by the current
$10 AUV); and
· He directs us to invest $2,000 in
Fund B. His dollars purchase 80
accumulation units of Subaccount
B ($2,000 divided by the current
$25 AUV).
Step 3: The separate account then	| Step 3 |
purchases shares of the applicable	Fund A	Fund B
funds at the current market value (net
asset value or “NAV”).

The fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount will cause the AUV to move up or down on a daily basis.

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Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in

“CONTRACT OVERVIEW- Questions: Contacting the Company” or, if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

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We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or

  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

  Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

  Purchases and sales of fund shares in the amount of $5,000 or less;

  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

  Transactions initiated by us, another member of the ING family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

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Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.” Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions or closures may also affect the program.

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if

Taxes, Fees and Deductions

Amounts withdrawn may be subject to
one or more of the following:
· Early Withdrawal Charge. See
  “FEES - Early Withdrawal
  Charge”;
· Maintenance Fee. See “FEES -
  Maintenance Fee”;
· Market Value Adjustment. See
  “APPENDIX I”;
· Redemption Fees. See “FEES -
  Redemption Fees”;
· Tax Penalty. See “TAX
  CONSIDERATIONS”; or
· Tax Withholding. See “TAX
  CONSIDERATIONS.”

To determine which may apply,
refer to the appropriate sections of
this prospectus, contact your local
representative or call the Company
at the number listed in
“CONTRACT OVERVIEW –
Questions: Contacting the
Company.”

permitted by the plan must:
· Select the Withdrawal Amount;
> Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed
Accumulation Account (plus or minus any applicable market
value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account.
> Partial Withdrawal (Percentage or Specified Dollar Amount):
You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees or any applicable early
withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and
any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The
amount available from the Fixed Plus Account may be limited.
For a description of limitations on withdrawals from the Fixed
Plus Account, see APPENDIX III.

· Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and
· Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value either as of the next valuation after we receive a request for withdrawal in good order at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company” or on such later date as specified on the disbursement form.

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SYSTEMATIC DISTRIBUTION

Features of a Systematic
Distribution Option
If available under your contract,
a systematic distribution option
allows you to receive regular
payments from your account
without moving into the income
phase. By remaining in the
accumulation phase you retain
certain rights and investment
flexibility not available during the
income phase. Because the
account remains in the
accumulation phase, all
accumulation phase charges
continue to apply.

OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract.
To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company.

The systematic withdrawal options currently available under the contracts include the following:
· SWO - Systematic Withdrawal Option. SWO is a series of
automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract; and
· ECO - Estate Conservation Option. ECO offers the same
investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under 457 plans only.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “TAX CONSIDERATIONS.”

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

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During the Accumulation Phase

Payment Process. To request payment of the death benefit following	This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”
your death:
· The contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order;
· The payment request should include selection of a benefit payment option; and
· Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the
Company,” we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

  Lump-sum payment;

  Payment in accordance with any of the available income phase payment options (see “INCOME PHASE -
  Income Phase Payment Options”); or

  Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “SYSTEMATIC DISTRIBUTION OPTIONS”).

Payment of Death Benefit or Proceeds. Unless the beneficiary elects otherwise, full payment of the death benefit or proceeds (“Proceeds”) will generally be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

  Leaving your account value invested in the contract; or

  Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “INCOME PHASE - Income Phase Payment Options.”

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The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase you receive payments from your accumulated

In prior prospectuses, the Income
Phase was referred to as the
Annuity Phase; the Income
Payment Option was referred to
as the Annuity Option; Income
Phase Payment was referred to as
as Annuity Payment; and Initiating
Income Phase Payments was
referred to as Annuitization.

account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
· Start date;
· Income phase payment option (see the income phase payment
options table in this section);
· Income phase payment frequency (for example, monthly, quarterly, semi-annually or annually);
· Choice of fixed or variable payments;
· Selection of an assumed net investment rate (only if variable payments are elected); and
· Under some plans, certification from your employer and/or
submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, the number of guaranteed payments selected, if any, and whether variable or fixed payments are selected.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

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Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate your first payment will be higher but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.50% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us at the number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

  A first income phase payment of at least $20; or

  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccounts. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds. Subject to state law conditions and requirements, full payment of the Proceeds to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the FDIC. The beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “TAX CONSIDERATIONS.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contracts from time to time.

Terms Used in the Tables:

  Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

  Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Life Income - Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5 to 20 years or as otherwise specified in the contract.
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income - Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
· This option allows a choice of 100%, 66T% or 50% of the payment to continue to the surviving annuitant after the first death; or
· 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end after the death of both annuitants.
Life Income - Two Lives - Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash Refund Option (limited availability fixed payment only)	Length of Payments: For as long as the annuitant lives.
Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option
(less any premium tax) and less the total amount of fixed income phase payments paid.
Life Income - Two Lives - Cash Refund Option (limited availability - fixed payment only)	Length of Payments: For as long as either annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit - Payment to the Beneficiary: When both annuitants die, we will pay a lump-
sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*	Length of Payments: Payments generally may be fixed or variable and may be made for 3 to
30 years. However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Lump-Sum Payment: If the Nonlifetime- Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “FEES- Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (for example, the actual fixed rate used for the fixed payments, or the 3.50% or 5% assumed net investment rate for variable payments).

TAX CONSIDERATIONS

Introduction

In this Section:
· Introduction;
· Taxation of Deferred
Compensation Contracts;
· Possible Changes in Taxation;
and
· Taxation of the Company
When consulting a qualified tax
adviser, be certain that he or she
has expertise in the Tax Code
sections applicable to your tax
concerns.

The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts.
The U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:
· Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contracts;
· Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;
· This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
· No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

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We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contracts with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts.

Types of Contracts: Deferred Compensation Contracts

The contracts described in this prospectus may be purchased in relation to qualified governmental excess benefit arrangements under Tax Code section 415(m), Tax Code section 457(b) plans, nonqualified deferred compensation plans under Tax Code section 457(f) and non-section 457 nonqualified deferred compensation plans.

We refer to all of these as “deferred compensation plans.” Employers intending to use the contract with such plans should seek qualified legal advice.

Taxation of Deferred Compensation Contracts

Eligible Retirement Plans and Programs. The contracts may be purchased with the following retirement plans and programs:

  Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code section 457(b) plans.
  If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus;

  Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as by non- governmental, tax-exempt organizations (non-governmental employers). We no longer offer the contracts in connection with 457 plans of governmental employers; although we may have existing participants in such plans.
  A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and

  A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules or a deferred compensation plan of a for- profit employer. Employers intending to use the contract with such plans should seek qualified legal advice.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, 457(f) plans and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

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Taxation

The tax rules applicable to participants in these deferred compensation plans vary according to the type of plan and the specific terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a deferred compensation contract, or on income phase (e.g., annuity) payments from a deferred compensation contract, depends on the type of deferred compensation contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

  Contributions in excess of specified limits;

  Distributions before age 59½ (subject to certain exceptions);

  Distributions that do not conform to specified commencement and minimum distribution rules; and

  Other specified circumstances.

Some deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the contracts described in this prospectus. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract holders, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. The total annual contributions made by you and your employer (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,000 (as indexed for 2012). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

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Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a deferred compensation plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

  $5,500; or

  The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) plans ("Special 457 Catch-ups") during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2012 is $17,000, plus the catch-up contribution limit of $5,500 (2012); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions- General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

  distribution is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;

  A required minimum distribution under Tax Code section 401(a)(9);

  A hardship withdrawal;

  Otherwise excludable from income; or

  Not recognized under applicable regulations as eligible for rollover.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f) or required to be includible under Tax Code section 409A. If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

  Interest at the underpayment rate plus one percent on the underpayments, and

  An additional penalty tax equal to 20% of the amount included in income.

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10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a governmental 457(b) plan that is attributable to rollovers from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;

  You have become disabled, as defined in the Tax Code;

  You have died and the distribution is to your beneficiary;

  You have separated from service with the sponsor at or after age 55;

  The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

  The distribution is made due to an IRS levy upon your plan;

  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it is:

  Paid or otherwise made available to you or your designated beneficiary; or

  Required to be includible under Tax Code section 409A.

Distribution - Eligibility

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:

  The calendar year you attain age 70½;

  When you experience a severance from employment with your employer; or

  When you experience an unforeseeable emergency.

  one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans and Non-Section 47 Deferred Compensation Plans. Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after January 1, 2005, must also meet the requirements of Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service;

  Disability;

  Death;

  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;

  Change in control or ownership of the sponsoring employer; or

  Unforeseeable emergency.

Amounts deferred under these plans prior to January 1, 2005, may, if certain requirements are met, be eligible for “grandfathering” from the requirements of Tax Code section 409A.

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Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;

  The time period in which all amounts in your contract(s) must be distributed; and

  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later unless:

  Under governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract and/or certificate/enrollment materials.

Required Distributions Upon Death (457(b) Plans Only)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract and/or certificate/enrollment materials.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed to the designated beneficiary by December 31, 2016. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or

  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or

  December 31 of the calendar year in which you would have attained age 70½.

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No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Assignment and Other Transfers

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;

  An alternate payee under a Qualified Domestic Relations Order in accordance with Tax Code section 414(p);

  The Company as collateral for a loan; or

  The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax advisor. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:

  ING Financial Partners, Inc.; and

  Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders of the separate account, but instead is paid by us through ING Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50% on transferred assets and asset-based commission ranging up to 0.10%.

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

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We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount which varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 distributors that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

  ING Financial Partners, Inc.

  Symetra Investment Services, Inc.;

  LPL Financial Corporation;

  American Portfolios Financial Services, Inc.;

  Morgan Stanley Smith Barney LLC;

  Walnut Street Securities, Inc.® ;

  Financial Network Investment Corporation;

  Lincoln Financial Group;

  Morgan Keegan and Company, Inc.;

  Financial Telesis Inc./Jhw Financial Services Inc.;

  Lincoln Investment Planning, Inc.;

  NFP Securities, Inc.;

  Northwestern Mutual Investment Services, LLC

  Multi-Financial Securities Corporation;

  Cadaret, Grant & Co., Inc.;

  Securities America, Inc.;

  RBC Capital Markets, LLC

  Tower Square Securities, Inc.®

  SagePoint Financial, Inc.;

  Plan Member Securities Corporation

  National Planning Corporation;

  Queens Road Securities, LLC

  Royal Alliance Associates, Inc.;

  ProEquities, Inc; and

  Woodbury Financial Services, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

  At the direction of the contract holder, the Company makes payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

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Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and

  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under that contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

  On any valuation date when the NYSE is closed (except customary weekend and holiday closings) when trading on the NYSE is restricted;

  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

  During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in

“CONTRACT OVERVIEW- Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

· General Information and History	2
· Variable Annuity Account B	2
· Offering and Purchase of Contracts	3
· Income Phase Payments	3
· Sales Material and Advertising	4
· Experts	5
· Financial Statements of the Separate Account	S -1
· Consolidated Financial Statements of ING Life Insurance and Annuity Company	C -1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

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APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts applied to GAA will be held in a nonunitized separate account within the Company’s general account. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

  The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

  The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (“guaranteed term”), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into GAA, which you must elect at the time you initiate the external transfer. Under this rate lock provision, if applicable, we will deposit external transfers to the deposit period offering the greater of (1) and (2) where:

1.	Is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
2.	Is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If applicable, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract. Once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period and you may not elect to begin a new rate lock period during that 45 day period.

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Amounts subject to the rate lock will not be deposited until the external transfer has been received and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

  A Market Value Adjustment (“MVA”) - as described in this appendix and in the GAA prospectus;

  Tax Penalties and/or Tax withholding - see “TAX CONSIDERATIONS”;

  Early Withdrawal Charge - see “FEES”; or

  Maintenance Fee - see “FEES.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA may be positive or negative. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit as follows:

  If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA; and

  If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

If you have elected ECO as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

  Short-term - three years or less; and

  Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

  Transfer dollars to a new guaranteed term;

  Transfer dollars to other available investment options; or

  Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contracts. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

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Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

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APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

  The Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

  The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contracts describe how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES- Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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APPENDIX III
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the address listed in “CONTRACT OVERVIEW-Questions: Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

  Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months;

  One-fourth of the remaining Fixed Plus Account value 12 months later;

  One-third of the remaining Fixed Plus Account value 12 months later;

  One-half of the remaining Fixed Plus Account value 12 months later; and

  The balance of the Fixed Plus Account value 12 months later.

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A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if the full withdrawal is made due to any of the following:

  Your death occurs before income phase payments have begun (request must be received within six months after date of death); or

  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

  Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option. If available under your contract, SWO (see “SYSTEMATIC DISTRIBUTION OPTIONS”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

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APPENDIX IV
FUND DESCRIPTIONS

List of Fund Name Changes

New Fund Name	Former Fund Name
ING Baron Growth Portfolio	ING Baron Small Cap Growth Portfolio
Lord Abbett Series Fund – Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid-Cap Value
Portfolio

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW-Questions,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds® – Growth-Income Fund	Seeks capital growth over time and income
by investing primarily in common stocks or
Investment Adviser: Capital Research and Management	other securities that demonstrate the potential
CompanySM	for appreciation and/or dividends.

American Funds® – International Fund	Seeks growth of capital over time by
investing primarily in common stocks of
Investment Adviser: Capital Research and Management	companies located outside the United States.
CompanySM

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Calvert VP SRI Balanced Portfolio	A non-diversified Portfolio that seeks to
achieve a competitive total return through an
Investment Adviser: Calvert Investment Management, Inc.	actively managed portfolio of stocks, bonds
and money market instruments which offer
Subadvisers: (equity portion of Portfolio): New Amsterdam	income and capital growth opportunity and
Partners LLC	which satisfy the investment criteria,
including financial, sustainability and social
Calvert manages the fixed-income portion of the Portfolio and	responsibility factors.
handles allocation of assets and Portfolio Managers for the
Portfolio.

Federated Fund for U.S. Government Securities II	Seeks to provide current income.

Investment Adviser: Federated Investment Management
Company

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other investment
advisers

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: FMR	achieve a yield which exceeds the composite
yield on the securities comprising the S&P
Subadvisers: FMRC. and other investment advisers	500® Index.

Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers

Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.

Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers

Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal
market conditions, the fund invests at least
Investment Adviser: Franklin Advisory Services, LLC	80% of its net assets in investments of small
capitalization companies.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth. Income is a
secondary objective.
Investment Adviser: Directed Services LLC
Subadviser: American Century Investment Management, Inc.
ING Artio Foreign Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC
ING Balanced Portfolio	Seeks total return consisting of capital
appreciation (both realized and unrealized)
Investment Adviser: ING Investments, LLC	and current income; the secondary investment
objective is long-term capital appreciation.
Subadviser: ING Investment Management Co. LLC
ING Baron Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: CBRE Clarion Securities LLC

PRO.75996-12	53

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Clarion Real Estate Portfolio	A non-diversified portfolio that seeks total
return including capital appreciation and
Investment Adviser: Directed Services LLC	current income.

Subadviser: CBRE Clarion Securities LLC

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisors,
LLC

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: FMR

*FMR is a service mark of Fidelity Management & Research
Company

ING Global Bond Portfolio	Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC	appreciation.

Subadviser: ING Investment Management Co. LLC

ING Global Resources Portfolio	A non-diversified portfolio that seeks long-
term capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC	common stocks and securities convertible
into common stocks. It is anticipated that
Subadviser: ING Investment Management Co. LLC	capital appreciation and investment income
will both be major factors in achieving total
return.

PRO.75996-12	54

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Index Plus LargeCap Portfolio	Seeks to outperform the total return
performance of the S&P 500® Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC

ING Index Plus MidCap Portfolio	Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC	MidCap 400 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Index Plus SmallCap Portfolio	Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC	SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent
with reasonable risk. The portfolio seeks its
Investment Adviser: ING Investments, LLC	objective through investments in a diversified
portfolio consisting primarily of debt
Subadviser: ING Investment Management Co. LLC	securities. It is anticipated that capital
appreciation and investment income will both
be major factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and
income) of a widely accepted international
Subadviser: ING Investment Management Co. LLC	index.

ING International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

PRO.75996-12	55

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and
income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management, Inc.
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING MFS Total Return Portfolio	Seeks above-average income (compared to a
portfolio entirely invested in equity
Investment Adviser: Directed Services LLC	securities) consistent with the prudent
employment of capital and secondarily, seeks
Subadviser: Massachusetts Financial Services Company	reasonable opportunity for growth of capital
and income.
ING MFS Utilities Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

PRO.75996-12	56

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio*	Seeks to provide high current return,
consistent with preservation of capital and
Investment Adviser: ING Investments, LLC	liquidity, through investment in high-quality
money market instruments while maintaining
Subadviser: ING Investment Management Co. LLC	a stable share price of $1.00.
*There is no guarantee that the ING Money Market Portfolio
will have a positive or level return.
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Subadviser: Pacific Investment Management Company LLC
ING PIMCO Total Return Portfolio	Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio	Seeks to maximize total return through
income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

PRO.75996-12	57

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

ING RussellTM Large Cap Growth Index Portfolio	A non diversified portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, Inc.	that correspond to the total return (which
includes capital appreciation and income) of
Subadviser: ING Investment Management Co. LLC	the Russell Top 200® Growth Index.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: ING Investment Management Co. LLC

ING RussellTM Mid Cap Growth Index Portfolio	A non-diversified portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, Inc.	that correspond to the total return (which
includes capital appreciation and income) of
Subadviser: ING Investment Management Co. LLC	the Russell Midcap® Growth Index.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, Inc.	(which includes capital appreciation and
income) of the Russell Midcap® Index.
Subadviser: ING Investment Management Co. LLC

ING Russell TM Small Cap Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and
income) of the Russell 2000® Index.
Subadviser: ING Investment Management Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through
investment in a diversified portfolio of
Investment Adviser: ING Investments, LLC	common stocks of companies with smaller
market capitalizations.
Subadviser: ING Investment Management Co. LLC

ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

PRO.75996-12	58

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Solution Income Portfolio	Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC	asset allocation targeted to retirement.

Investment Committee

ING Solution 2015 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2025 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2035 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2045 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.75996-12	59

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Solution 2055 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC	consistent with preservation of capital.

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC	unrealized).

Subadviser: ING Investment Management Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC	preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and
secondarily, increasing dividend
Investment Adviser: Directed Services LLC	income.

Subadviser: T. Rowe Price Associates, Inc.

PRO.75996-12	60

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is
only an incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited
ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and
secondarily current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management, Inc.
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future
income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management (Americas) Inc.
ING U.S. Bond Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and
income) of the Barclay Capital U.S.
Subadviser: ING Investment Management Co. LLC	Aggregate Bond Index.
ING U.S. Stock Index Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
Invesco V.I. Core Equity Fund	Seeks long term growth of capital.
Investment Adviser: Invesco Advisors, Inc.
Invesco Van Kampen V.I. American Franchise Fund	Seeks capital growth.
Investment Adviser: Invesco Advisors, Inc.

PRO.75996-12	61

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Series Fund – Mid Cap Stock Portfolio	The Fund seeks capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC	which are believed to be undervalued in the
marketplace.

Oppenheimer Main Street Small- & Mid-Cap Fund® /VA	The Fund seeks capital appreciation.

Investment Adviser: Oppenheimer Funds, Inc.

PIMCO VIT Foreign Bond Portfolio (Unhedged)	Seeks maximum total return, consistent with
preservation of capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.

Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.75996-12	62

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Table I - For Contracts With Total Separate Account Charges of 0.70%	CFI 1
Table II -For Contracts With Total Separate Account Charges of 0.75%	CFI 8
Table III - For Contracts With Total Separate Account Charges of 0.80%	CFI 16
Table IV - For Contracts With Total Separate Account Charges of 1.25%	CFI 21
Table V - For Contracts With Total Separate Account Charges of 1.50% Including A 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 28
Table VI - For Contracts Containing Limits on Fees	CFI 35
Table VII - For Contracts With Total Separate Account Charges of 0.95%	CFI 38

PRO.75996-12	63

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give: (1) the accumulation unit value ("AUV") at the beginning of the period: (2) the AUV at the end of the period: and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2011, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2011 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$9.31	$7.49	$9.94
Value at end of period	$10.77	$10.37	$9.31	$7.49
Number of accumulation units outstanding at end of period	182	168	151	131
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.81	$9.29	$6.89	$9.89
Value at end of period	$10.46	$10.81	$9.29	$6.89
Number of accumulation units outstanding at end of period	54,910	56,322	61,425	59,360
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.17	$8.89	$6.88	$9.78
Value at end of period	$10.19	$10.17	$8.89	$6.88
Number of accumulation units outstanding at end of period	17,647	18,672	22,350	21,846
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.86	$8.00	$6.28	$9.97
Value at end of period	$9.81	$9.86	$8.00	$6.28
Number of accumulation units outstanding at end of period	7,187	14,906	18,622	17,678
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.31	$8.28	$6.59	$9.88
Value at end of period	$7.65	$9.31	$8.28	$6.59
Number of accumulation units outstanding at end of period	7,652	5,344	7,075	5,900
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.50	$9.03	$7.04	$9.91
Value at end of period	$10.99	$11.50	$9.03	$7.04
Number of accumulation units outstanding at end of period	8,282	8,320	7,168	6,396
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.09
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	525

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.36	$7.88	$6.60	$9.91
Value at end of period	$6.49	$8.36	$7.88	$6.60
Number of accumulation units outstanding at end of period	5,016	4,921	5,106	4,762
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.72	$9.46	$7.99	$9.94
Value at end of period	$10.50	$10.72	$9.46	$7.99
Number of accumulation units outstanding at end of period	28,282	27,971	42,036	41,357
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.72	$9.33	$6.95	$9.88
Value at end of period	$11.90	$11.72	$9.33	$6.95
Number of accumulation units outstanding at end of period	5,585	5,835	3,589	2,759
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.78	$9.28
Value at end of period	$10.17	$9.78
Number of accumulation units outstanding at end of period	14	4
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$9.28	$7.15	$9.92
Value at end of period	$10.26	$10.46	$9.28	$7.15
Number of accumulation units outstanding at end of period	6,644	7,266	7,695	8,762
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.27	$10.42	$6.87	$9.94
Value at end of period	$10.91	$12.27	$10.42	$6.87
Number of accumulation units outstanding at end of period	3,483	3,468	3,618	3,523
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.30	$8.79
Value at end of period	$9.70	$10.30
Number of accumulation units outstanding at end of period	200	111
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.03	$8.68	$6.43	$9.97
Value at end of period	$11.99	$11.03	$8.68	$6.43
Number of accumulation units outstanding at end of period	2,083	922	581	413
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.36	$9.31	$7.12	$9.80
Value at end of period	$9.81	$10.36	$9.31	$7.12
Number of accumulation units outstanding at end of period	3,287	3,698	1,350	2,729
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.79	$9.25	$6.62
Value at end of period	$10.43	$11.79	$9.25
Number of accumulation units outstanding at end of period	3,983	4,012	2,345

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.57	$10.05	$8.33	$10.00
Value at end of period	$11,91	$11.57	$10.05	$8.33
Number of accumulation units outstanding at end of period	13,531	10,311	7,877	8,125
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.22	$8.46	$6.20	$10.09
Value at end of period	$9.22	$10.22	$8.46	$6.20
Number of accumulation units outstanding at end of period	18,907	13,405	12,223	10,616
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$9.23	$7.14	$9.86
Value at end of period	$10.36	$10.46	$9.23	$7.14
Number of accumulation units outstanding at end of period	101,211	108,694	121,550	129,791
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.34	$9.14	$7.47	$9.88
Value at end of period	$10.26	$10.34	$9.14	$7.47
Number of accumulation units outstanding at end of period	14,681	17,489	19,228	28,884
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.85	$8.96	$6.85	$9.94
Value at end of period	$10.65	$10.85	$8.96	$6.85
Number of accumulation units outstanding at end of period	12,137	11,506	11,468	11,018
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.02	$9.03	$7.28	$9.93
Value at end of period	$10.86	$11.02	$9.03	$7.28
Number of accumulation units outstanding at end of period	7,027	6,663	7,444	7,501
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.35	$10.40	$9.39	$10.02
Value at end of period	$12.12	$11.35	$10.40	$9.39
Number of accumulation units outstanding at end of period	11,680	10,297	11,346	13,618
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.10	$8.50	$7.80
Value at end of period	$7.94	$9.10	$8.50
Number of accumulation units outstanding at end of period	8,695	4,572	3,356
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.56	$8.41	$6.66	$9.81
Value at end of period	$7.23	$8.56	$8.41	$6.66
Number of accumulation units outstanding at end of period	4,952	4,583	3,931	3,517
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.81	$9.45	$7.41	$9.73
Value at end of period	$10.51	$10.81	$9.45	$7.41
Number of accumulation units outstanding at end of period	3,771	4,215	3,271	820

CFI 3

Condensed Financial Information (continued)

	2011	2010	2009	2008
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.40	$10.22	$8.39	$9.90
Value at end of period	$11.20	$11.40	$10.22	$8.39
Number of accumulation units outstanding at end of period	4,895	4,565	4,096	3,627
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.70	$9.58	$7.78	$9.84
Value at end of period	$10.40	$10.70	$9.58	$7.78
Number of accumulation units outstanding at end of period	1,713	2,165	1,580	1,259
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.96	$10.01	$5.87	$9.87
Value at end of period	$9.70	$11.96	$10.01	$5.87
Number of accumulation units outstanding at end of period	14,848	8,200	3,386	1,018
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.47	$9.40	$7.53	$9.89
Value at end of period	$11.60	$11.47	$9.40	$7.53
Number of accumulation units outstanding at end of period	4,029	3,478	4,215	2,770
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.72	$9.31	$7.37	$9.96
Value at end of period	$11.48	$11.72	$9.31	$7.37
Number of accumulation units outstanding at end of period	209	209	173	138
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	21,060
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.22	$8.62	$7.70	$9.87
Value at end of period	$10.50	$10.22	$8.62	$7.70
Number of accumulation units outstanding at end of period	10,089	4,825	5,260	3,848
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.81	$9.08	$7.09	$9.89
Value at end of period	$10.56	$10.81	$9.08	$7.09
Number of accumulation units outstanding at end of period	2,088	0	1,205	1,023
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.77	$9.87	$8.43	$9.92
Value at end of period	$10.86	$10.77	$9.87	$8.43
Number of accumulation units outstanding at end of period	0	0	1,248	1,261
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.36	$9.18	$6.96	$9.94
Value at end of period	$10.95	$10.36	$9.18	$6.96
Number of accumulation units outstanding at end of period	5,632	2,623	2,238	1,133

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.62	$9.75	$6.94	$9.99
Value at end of period	$12.47	$12.62	$9.75	$6.94
Number of accumulation units outstanding at end of period	3,226	2,053	2,806	2,555
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.97	$10.02	$10.06	$10.00
Value at end of period	$9.91	$9.97	$10.02	$10.06
Number of accumulation units outstanding at end of period	6,436	6,810	12,722	26,372
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.18	$9.70	$7.00	$9.89
Value at end of period	$10.20	$11.18	$9.70	$7.00
Number of accumulation units outstanding at end of period	65,488	65,368	67,823	66,469
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.47	$11.87	$8.00	$9.97
Value at end of period	$13.96	$13.47	$11.87	$8.00
Number of accumulation units outstanding at end of period	3,598	825	169	1,932
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.90	$11.14	$9.96	$9.97
Value at end of period	$12.20	$11.90	$11.14	$9.96
Number of accumulation units outstanding at end of period	21,107	17,119	11,511	3,417
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.24	$12.51
Value at end of period	$14.04	$14.24
Number of accumulation units outstanding at end of period	3,479	176
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.90	$9.29	$7.46	$9.87
Value at end of period	$10.30	$10.90	$9.29	$7.46
Number of accumulation units outstanding at end of period	11,450	11,471	11,542	10,279
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.09	$12.10
Value at end of period	$14.58	$14.09
Number of accumulation units outstanding at end of period	111	65
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.14	$9.10	$7.72
Value at end of period	$10.32	$10.14	$9.10
Number of accumulation units outstanding at end of period	0	2,086	1,880
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.38	$9.21	$7.27	$9.96
Value at end of period	$11.02	$11.38	$9.21	$7.27
Number of accumulation units outstanding at end of period	18,095	18,692	18,412	17,943

CFI 5

Condensed Financial Information (continued)

	2011	2010	2009	2008
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.91	$9.07	$6.97	$9.96
Value at end of period	$11.93	$11.91	$9.07	$6.97
Number of accumulation units outstanding at end of period	533	218	196	169
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.63	$9.62	$7.92	$9.92
Value at end of period	$10.48	$10.63	$9.62	$7.92
Number of accumulation units outstanding at end of period	26,643	23,648	27,892	55,546
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.48	$9.28	$7.43	$9.90
Value at end of period	$10.09	$10.48	$9.28	$7.43
Number of accumulation units outstanding at end of period	64,956	74,277	83,980	91,702
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.44	$9.18	$7.20	$9.90
Value at end of period	$9.89	$10.44	$9.18	$7.20
Number of accumulation units outstanding at end of period	171,450	159,973	120,313	92,143
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.25	$8.96	$6.95	$9.88
Value at end of period	$9.65	$10.25	$8.96	$6.95
Number of accumulation units outstanding at end of period	84,891	44,248	39,095	31,225
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.98	$10.09	$8.67	$9.96
Value at end of period	$10.94	$10.98	$10.09	$8.67
Number of accumulation units outstanding at end of period	15,335	16,626	17,770	20,073
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.71	$9.71	$8.30	$9.96
Value at end of period	$10.83	$10.71	$9.71	$8.30
Number of accumulation units outstanding at end of period	648	1,091	1,040	978
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.24	$9.12	$7.34	$9.90
Value at end of period	$9.87	$10.24	$9.12	$7.34
Number of accumulation units outstanding at end of period	13,507	13,181	28,573	43,261
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.49	$9.43	$7.79	$9.93
Value at end of period	$10.36	$10.49	$9.43	$7.79
Number of accumulation units outstanding at end of period	2,024	2,025	2,027	2,030
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.38	$10.05	$7.59	$9.89
Value at end of period	$11.62	$11.38	$10.05	$7.59
Number of accumulation units outstanding at end of period	2,585	1,203	1,026	4,001

CFI 6

Condensed Financial Information (continued)

	2011	2010	2009	2008
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.70	$9.16	$6.30	$9.94
Value at end of period	$11.18	$11.70	$9.16	$6.30
Number of accumulation units outstanding at end of period	34,166	44,063	42,804	53,278
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64	$9.33	$7.74
Value at end of period	$10.48	$10.64	$9.33
Number of accumulation units outstanding at end of period	5,265	3,281	418
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.93	$9.42	$6.64	$9.97
Value at end of period	$10.74	$10.93	$9.42	$6.64
Number of accumulation units outstanding at end of period	22,317	23,352	25,536	23,781
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.30	$8.23	$6.02	$9.92
Value at end of period	$8.09	$9.30	$8.23	$6.02
Number of accumulation units outstanding at end of period	2,464	3,054	2,127	127
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.84	$9.10	$6.93	$9.80
Value at end of period	$8.60	$9.84	$9.10	$6.93
Number of accumulation units outstanding at end of period	10,713	10,580	10,811	10,721
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.42	$10.32	$7.18	$9.91
Value at end of period	$9.85	$11.42	$10.32	$7.18
Number of accumulation units outstanding at end of period	7,384	7,629	7,416	7,147
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.53	$10.94	$10.29
Value at end of period	$12.28	$11.53	$10.94
Number of accumulation units outstanding at end of period	1,063	1,054	977
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.21	$9.06	$6.93	$9.83
Value at end of period	$9.88	$10.21	$9.06	$6.93
Number of accumulation units outstanding at end of period	7,336	5,821	9,439	9,299
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.48	$8.27	$6.88	$10.01
Value at end of period	$8.67	$9.48	$8.27	$6.88
Number of accumulation units outstanding at end of period	128	115	101	83
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.41	$9.57	$7.51	$9.88
Value at end of period	$10.33	$10.41	$9.57	$7.51
Number of accumulation units outstanding at end of period	1,405	1,393	1,851	1,635

CFI 7

Condensed Financial Information (continued)

	2011	2010	2009	2008
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.30	$9.07	$7.21	$9.87
Value at end of period	$10.77	$11.30	$9.07	$7.21
Number of accumulation units outstanding at end of period	9,486	9,761	9,116	9,078
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.45	$9.34	$6.86	$9.95
Value at end of period	$11.12	$11.45	$9.34	$6.86
Number of accumulation units outstanding at end of period	1,799	1,262	785	250
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.32	$10.54	$8.97	$10.02
Value at end of period	$12.55	$11.32	$10.54	$8.97
Number of accumulation units outstanding at end of period	12,669	7,689	4,913	1,899
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.10	$8.78	$5.06	$9.90
Value at end of period	$7.68	$10.10	$8.78	$5.06
Number of accumulation units outstanding at end of period	6,907	5,641	4,066	1,893
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.54	$10.70	$6.71	$9.97
Value at end of period	$12.25	$12.54	$10.70	$6.71
Number of accumulation units outstanding at end of period	1,452	621	633	521
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.61	$9.36	$6.29	$9.89
Value at end of period	$9.85	$11.61	$9.36	$6.29
Number of accumulation units outstanding at end of period	2,694	2,193	1,271	423
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.89	$9.46	$5.73	$9.90
Value at end of period	$9.72	$11.89	$9.46	$5.73
Number of accumulation units outstanding at end of period	2,472	2,118	1,079	804
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.58	$9.45	$6.69	$9.87
Value at end of period	$11.10	$11.58	$9.45	$6.69
Number of accumulation units outstanding at end of period	1,683	1,209	793	250

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.38
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	129

CFI 8

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.95	$12.81
Value at end of period	$11.91	$13.95
Number of accumulation units outstanding at end of period	189	290
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$24.75	$22.24	$17.89	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484
Value at end of period	$25.68	$24.75	$22.24	$17.89	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86
Number of accumulation units outstanding at end of period	18,061	16,307	25,301	24,307	23,684	22,682	15,736	13,375	14,750	15,358
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.19	$30.25	$22.46	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928
Value at end of period	$34.05	$35.19	$30.25	$22.46	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93
Number of accumulation units outstanding at end of period	669,377	752,482	799,498	951,230	997,528	1,070,931	1,123,014	940,536	740,795	690,401
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.70	$20.74	$16.05	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908
Value at end of period	$23.75	$23.70	$20.74	$16.05	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59
Number of accumulation units outstanding at end of period	329,310	393,276	444,585	522,946	640,939	747,830	773,618	899,688	810,958	686,999
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.74	$16.83	$13.22	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14
Value at end of period	$20.63	$20.74	$16.83	$13.22	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28
Number of accumulation units outstanding at end of period	273,740	290,253	322,942	410,859	447,540	455,288	525,424	609,242	801,208	733,179
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$20.02	$17.84	$14.20	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436
Value at end of period	$16.46	$20.02	$17.84	$14.20	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84
Number of accumulation units outstanding at end of period	132,292	158,654	202,521	216,495	253,515	243,289	212,199	334,500	412,068	183,724
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	105,950	123,200	165,405	171,052	176,731	182,313	198,335	233,334	29,354	19,784
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11	$10.12
Value at end of period	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	48,787	76,359	58,030	90,747	70,281	74,089	77,831	48,611	27,226	9,662
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.08	$13.28	$11.13	$19.89	$17.21	$13.42	$11.72	$9.75
Value at end of period	$10.93	$14.08	$13.28	$11.13	$19.89	$17.21	$13.42	$11.72
Number of accumulation units outstanding at end of period	170,115	211,832	316,977	355,790	376,834	316,711	160,645	20,616
ING BALANCED PORTFOLIO
Value at beginning of period	$30.39	$26.83	$22.67	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535
Value at end of period	$29.76	$30.39	$26.83	$22.67	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95
Number of accumulation units outstanding at end of period	285,191	313,194	329,103	401,642	571,174	683,158	833,500	929,064	936,581	986,779
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$9.97
Value at end of period	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	115,750	107,362	134,657	147,958	158,536	153,595	177,404	123,221	72,761	13,543
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24	$10.39
Value at end of period	$12.76	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	27,286	12,099	17,824	58,041	36,106	37,991	37,857

CFI 9

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.25	$8.20	$6.33	$10.45	$10.67
Value at end of period	$9.06	$9.25	$8.20	$6.33	$10.45
Number of accumulation units outstanding at end of period	223,453	226,392	207,658	230,497	224,257
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.48	$4.66	$3.07	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473
Value at end of period	$4.87	$5.48	$4.66	$3.07	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61
Number of accumulation units outstanding at end of period	423,010	410,722	333,175	366,249	545,798	374,554	663,728	572,202	663,725	470,065
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.29	$8.91	$6.71	$9.74
Value at end of period	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	125,811	129,968	154,656	136,535
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.53	$8.29	$6.15	$10.07	$12.34	$10.02
Value at end of period	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	169,796	176,443	153,117	147,200	132,906	63,152
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.39	$8.36	$6.75	$10.32	$10.10	$9.44
Value at end of period	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	16,262	34,190	6,544	5,758	757	2,599
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$12.20	$10.97	$8.39	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69	$7.64
Value at end of period	$11.54	$12.20	$10.97	$8.39	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69
Number of accumulation units outstanding at end of period	76,566	85,338	74,855	103,299	94,884	59,333	49,593	86,617	75,629	655
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86	$10.27
Value at end of period	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	78,983	90,700	66,006	62,806	57,963	62,389	17,854
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13,59	$11.82	$9.79	$11.68	$10.82	$10.05	$9.89
Value at end of period	$13.99	$13.59	$11.82	$9.79	$11.68	$10.82	$10.05
Number of accumulation units outstanding at end of period	378,789	416,414	391,756	474,155	570,667	438,534	470,645
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.06	$10.82	$7.93	$13.54	$9.69
Value at end of period	$11.78	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	224,977	299,898	423,672	369,261	355,497
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.83	$21.91	$16.95	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072
Value at end of period	$24.57	$24.83	$21.91	$16.95	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69
Number of accumulation units outstanding at end of period	1,982,828	2,190,981	2,430,699	3,039,549	3,547,040	4,131,305	4,723,188	5,523,035	6,316,075	7,378,211
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.66	$18.26	$14.93	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059
Value at end of period	$20.48	$20.66	$18.26	$14.93	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07
Number of accumulation units outstanding at end of period	462,228	514,030	624,514	726,462	843,205	1,000,569	961,693	1,062,735	1,059,396	999,688

CFI 10

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.90	$19.75	$15.11	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642
Value at end of period	$23.45	$23.90	$19.75	$15.11	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78
Number of accumulation units outstanding at end of period	316,940	346,852	396,879	444,441	511,880	578,989	699,184	762,456	685,256	757,291
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.00	$13.95	$11.25	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776
Value at end of period	$16.75	$17.00	$13.95	$11.25	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28
Number of accumulation units outstanding at end of period	153,338	178,311	203,558	236,948	291,054	379,835	491,005	472,530	424,685	328,141
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$24.13	$22.14	$19.99	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749
Value at end of period	$25.76	$24.13	$22.14	$19.99	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01
Number of accumulation units outstanding at end of period	443,086	588,933	669,888	922,894	1,009,896	955,127	1,039,871	1,071,475	1,093,869	1,401,270
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.06	$7.53	$5.94	$9.98
Value at end of period	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	169,945	164,291	264,084	34,636
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.94
Value at end of period	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03
Number of accumulation units outstanding at end of period	78,372	92,772	196,239	274,451	270,524	302,402	227,188	168,356	79,036	34,787
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$10.23
Value at end of period	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	50,606	55,406	65,823	120,704	144,572	170,750	187,238	228,373	50,266	26,016
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.74	$11.43	$9.38	$12.34	$12.00	$10.73	$9.99
Value at end of period	$12.51	$12.74	$11.43	$9.38	$12.34	$12.00	$10.73
Number of accumulation units outstanding at end of period	394,180	453,917	517,740	614,577	657,606	856,791	934,232
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08	$10.88
Value at end of period	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	48,307	52,497	55,299	70,979	74,360	85,163	80,720
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45	$9.83
Value at end of period	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	238,093	409,681	338,693	297,377	329,486	280,745	125,410
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$10.05
Value at end of period	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	47,476	39,117	46,483	81,613	109,611	101,689	79,289	106,479	25,670	8,925
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33	$10.92
Value at end of period	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	7,404	18,124	10,393	10,289	10,550	21,119	1,413
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	266,700

CFI 11

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	358,080	235,951	226,770	402,658	438,108
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.16	$10.23	$7.99	$13.48	$11.90	$11.42	$10.99
Value at end of period	$11.87	$12.16	$10.23	$7.99	$13.48	$11.90	$11.42
Number of accumulation units outstanding at end of period	69,538	64,732	98,866	88,942	81,315	30,457	10,903
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.39	$13.20	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33	$10.51
Value at end of period	$14.51	$14.39	$13.20	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	46,239	62,984	80,831	83,774	89,734	81,055	105,539	91,791	25,035
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45	$10.07
Value at end of period	$18.24	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	104,755	100,132	98,842	143,479	171,327	65,924	21,628
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$8.80
Value at end of period	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	74,674	84,721	27,425	40,315	46,632	24,746	25,740	22,194	79,747	10,442
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.27	$16.35	$16.42	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318
Value at end of period	$16.15	$16.27	$16.35	$16.42	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44
Number of accumulation units outstanding at end of period	662,252	593,087	891,666	1,593,208	1,597,815	1,377,938	947,243	1,029,619	1,310,807	2,039,091
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.70	$11.90	$8.59	$14.49	$13.70	$11.70	$10.02
Value at end of period	$12.50	$13.70	$11.90	$8.59	$14.49	$13.70	$11.70
Number of accumulation units outstanding at end of period	1,071,061	1,195,014	1,328,170	1,640,129	1,838,174	2,114,069	2,419,449
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52	$10.40
Value at end of period	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	111,941	114,611	156,647	59,201	63,539	113,284	84,185
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.00
Value at end of period	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	615,323	788,363	775,911	584,272	456,745	390,618	332,103	237,732	138,571	69,179
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.48	$9.09	$7.36	$11.32	$10.83	$9.50
Value at end of period	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	15,314	28,539	19,958	19,482	42,778	3,381
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.34	$12.99	$7.83	$11.18	$10.61	$10.18
Value at end of period	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	61,916	62,136	77,022	18,821	23,809	1,931

CFI 12

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.85	$9.25	$7.43	$11.16	$10.63	$9.61
Value at end of period	$10.25	$10.85	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	124,183	173,595	192,830	245,457	243,440	3,418
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.08	$12.58	$10.71
Value at end of period	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	28,094	5,023	8,263
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09	$8.16	$6.65	$8.98
Value at end of period	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	59,256	202,137	219,742	96,189
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.06	$12.86	$11.42
Value at end of period	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	30,613	17,357	1,978
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.26	$8.25	$5.93	$9.07
Value at end of period	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	35,053	10,172	16,385	4,932
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.99	$8.76	$6.97	$10.00
Value at end of period	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	42,269	22,185	12,920	5,072
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.87	$26.63	$21.03	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526
Value at end of period	$31.82	$32.87	$26.63	$21.03	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88
Number of accumulation units outstanding at end of period	83,517	89,437	104,933	122,457	143,123	249,132	265,147	306,182	367,449	362,104
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$7.51
Value at end of period	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	43,514	59,137	23,568	31,738	26,639	21,695	6,050	122,293	188,393	3,032
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72	$10.48
Value at end of period	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	202,320	242,892	236,773	181,409	61,315	44,081	3,046
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94	$10.99
Value at end of period	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	98,107	103,407	95,650	79,098	124,041	47,667	10,100
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.90	$10.47	$8.22	$13.15	$12.58	$11.29
Value at end of period	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58
Number of accumulation units outstanding at end of period	125,547	112,511	109,326	62,190	50,319	7,054

CFI 13

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.92	$10.44	$8.10	$13.56	$12.92	$11.62
Value at end of period	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92
Number of accumulation units outstanding at end of period	23,196	19,721	64,572	59,615	69,815	12,894
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.04	$11.07	$9.52	$11.51	$11.02	$10.44
Value at end of period	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02
Number of accumulation units outstanding at end of period	75,396	56,707	111,465	123,431	85,586	14,454
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.98	$18.12	$15.49	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285
Value at end of period	$20.19	$19.98	$18.12	$15.49	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51
Number of accumulation units outstanding at end of period	21,525	44,516	26,907	25,743	48,084	42,630	44,621	39,677	39,733	43,245
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.28	$18.07	$14.54	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799
Value at end of period	$19.54	$20.28	$18.07	$14.54	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52
Number of accumulation units outstanding at end of period	109,349	120,592	116,615	123,173	118,507	128,556	128,492	167,875	160,276	151,275
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.99	$17.98	$14.87	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41
Value at end of period	$19.73	$19.99	$17.98	$14.87	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84
Number of accumulation units outstanding at end of period	51,492	39,293	58,434	71,745	47,232	59,958	66,485	101,618	103,788	145,425
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97	$10.58
Value at end of period	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	564,443	567,049	622,326	610,141	446,484	285,151	65,688
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.20	$11.14	$7.66	$13.58	$12.07	$11.14	$9.94
Value at end of period	$13.58	$14.20	$11.14	$7.66	$13.58	$12.07	$11.14
Number of accumulation units outstanding at end of period	486,265	499,361	538,382	608,110	631,685	837,703	1,021,434
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.69	$13.75	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22	$11.11
Value at end of period	$15.44	$15.69	$13.75	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	182,881	197,442	260,913	190,852	235,323	210,382	254,297	110,302	41,259
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.05	$22.46	$15.83	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759
Value at end of period	$25.58	$26.05	$22.46	$15.83	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04
Number of accumulation units outstanding at end of period	161,435	174,884	197,314	236,010	260,428	325,715	344,626	413,855	399,672	242,810
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47	$10.25
Value at end of period	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	61,479	65,389	98,497	115,130	136,567	82,641	15,884
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.94	$8.27	$6.31	$10.20
Value at end of period	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	314,159	325,901	408,574	431,716

CFI 14

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$32.62	$29.51	$20.54	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966
Value at end of period	$28.13	$32.62	$29.51	$20.54	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38
Number of accumulation units outstanding at end of period	56,998	62,862	83,806	101,059	101,856	99,660	97,300	134,825	149,651	180,680
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.31	$10.74	$10.22	$9.97
Value at end of period	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	150,323	74,414	47,303	8,792
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.53	$14.68	$11.23	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392
Value at end of period	$15.99	$16.53	$14.68	$11.23	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73
Number of accumulation units outstanding at end of period	102,790	109,258	132,492	179,961	189,849	199,311	195,565	202,036	200,228	226,503
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.46	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292
Value at end of period	$8.64	$9.46	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98
Number of accumulation units outstanding at end of period	57,097	56,602	60,804	59,392	57,444	72,694	38,835	44,456	63,788	117,785
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636
Value at end of period	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40
Number of accumulation units outstanding at end of period	69,984	70,510	60,544	54,586	83,135	103,106	60,142	70,644	108,041	100,703
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.68
Value at end of period	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	75,290	98,967	111,302	145,109	177,198	199,991	297,358	226,937	89,083	44,193
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76	$11.48
Value at end of period	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	34,671	51,040	41,146	40,404	41,208	42,907	1,820
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82	$10.25
Value at end of period	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	432,995	434,118	603,610	463,820	359,001	207,501	131,690	48,252
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.56	$9.18	$5.30	$12.77	$10.25
Value at end of period	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	76,838	347,364	228,958	136,806	154,110
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68	$10.39
Value at end of period	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	12,456	21,636	28,793	24,501	85,813	24,170	12,345	20,207
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.46	$8.44	$5.68	$10.51	$10.15
Value at end of period	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	138,362	147,941	144,516	51,353	83,589

CFI 15

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER SELECT
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45	$10.26
Value at end of period	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	147,362	178,655	184,110	180,057	221,235	116,469	42,284	21,769
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61	$9.99
Value at end of period	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	39,442	47,484	25,891	23,346	25,521	35,414	41,877	8,397

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.54	$16.81	$12.48	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118
Value at end of period	$18.90	$19.54	$16.81	$12.48	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00
Number of accumulation units outstanding at end of period	49,403	49,556	46,297	38,021	41,079	96,426	82,725	64,656	48,269	19,242
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.48	$11.80	$9.13	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802
Value at end of period	$13.50	$13.48	$11.80	$9.13	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90
Number of accumulation units outstanding at end of period	6,112	9,498	6,963	6,415	5,558	6,091	7,107	11,078	10,948	8,584
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.47	$10.13	$7.96	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56
Value at end of period	$12.40	$12.47	$10.13	$7.96	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02
Number of accumulation units outstanding at end of period	14,503	11,760	10,084	9,784	25,833	7,415	8,686	16,517	13,775	12,915
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.89	$12.38	$9.86	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665
Value at end of period	$11.41	$13.89	$12.38	$9.86	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85
Number of accumulation units outstanding at end of period	2,227	2,099	989	709	405	721	613	161	711	60
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$11.69
Value at end of period	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	2,738	4,070	4,315	3,564	1,410	828	399	95	30
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.38	$15.18	$12.36
Value at end of period	$17.65	$18.38	$15.18
Number of accumulation units outstanding at end of period	5,675	3,545	282
ING BALANCED PORTFOLIO
Value at beginning of period	$14.34	$12.67	$10.71	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157
Value at end of period	$14.04	$14.34	$12.67	$10.71	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93
Number of accumulation units outstanding at end of period	4,307	4,374	4,211	14,488	14,159	13,782	11,909	12,329	6,770	4,113
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$10.84
Value at end of period	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	3,736	8,734	7,463	5,423	3,195	759	416	503	119

CFI 16

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.23	$11.53	$9.68	$11.90
Value at end of period	$12.71	$12.23	$11.53	$9.68
Number of accumulation units outstanding at end of period	325	302	289	289
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	4,129	4,130	4,130	4,131	3,241
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469
Value at end of period	$4.85	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60
Number of accumulation units outstanding at end of period	3,198	5,859	1,494	1,496	729	4,407	3,746	3,645	5,114	3,512
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.27	$8.90	$6.71	$9.74
Value at end of period	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	23,997	14,623	11,201	8,860
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.51	$8.28	$6.14	$10.07	$12.34	$12.62
Value at end of period	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	1,605	3,425	3,316	5,498	2,207	233
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.91
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	2,338
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.87	$12.46	$9.03	$14.56
Value at end of period	$14.02	$15.87	$12.46	$9.03
Number of accumulation units outstanding at end of period	1,104	1,885	2,621	3,167
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05	$9.90
Value at end of period	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	2,746	3,103	4,523	4,003	134	134	1,339
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	17,482	12,699	12,299	6,840	4,606
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.96	$8.80	$6.81	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495
Value at end of period	$9.86	$9.96	$8.80	$6.81	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32
Number of accumulation units outstanding at end of period	7,589	5,835	39,726	39,015	36,751	38,134	33,368	36,333	41,039	36,379
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.99	$10.61	$8.68	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532
Value at end of period	$11.89	$11.99	$10.61	$8.68	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20
Number of accumulation units outstanding at end of period	9,524	7,148	15,034	12,887	9,471	8,421	7,605	19,914	18,598	15,082

CFI 17

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.80	$20.51	$15.69	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261
Value at end of period	$24.32	$24.80	$20.51	$15.69	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31
Number of accumulation units outstanding at end of period	7,982	6,637	9,104	7,636	8,964	32,878	30,048	27,766	29,310	18,709
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.23	$14.96	$12.08	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604
Value at end of period	$17.95	$18.23	$14.96	$12.08	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99
Number of accumulation units outstanding at end of period	18,679	15,779	15,807	12,416	9,759	9,972	15,807	14,221	6,950	754
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.21	$15.79	$14.27	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996
Value at end of period	$18.36	$17.21	$15.79	$14.27	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89
Number of accumulation units outstanding at end of period	881	498	452	708	708	738	1,754	1,182	2,255	2,109
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.05	$7.53	$6.92
Value at end of period	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	5,395	2,541	11,379
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.07
Value at end of period	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	1,130	5,424	5,126	4,521	8,703	39,109	25,888	18,768	590	963
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$8.59
Value at end of period	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	0	0	0	0	34	1,128	624	2,753	2,360	251
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73	$9.81
Value at end of period	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	429	429	429	587	588	2,975	5,387
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$24.43	$20.47	$12.03	$10.87
Value at end of period	$19.81	$24.43	$20.47	$12.03
Number of accumulation units outstanding at end of period	5,531	2,532	1,244	984
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.11	$16.61
Value at end of period	$18.29	$18.11
Number of accumulation units outstanding at end of period	2,454	489
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.11	$13.42
Value at end of period	$13.81	$14.11
Number of accumulation units outstanding at end of period	1,351	19
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	12,268

CFI 18

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	21,532	10,268	12,095	15,948	22,555
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.13	$10.20	$7.97	$13.47	$12.48
Value at end of period	$11.83	$12.13	$10.20	$7.97	$13.47
Number of accumulation units outstanding at end of period	2,319	1,828	1,331	3,144	295
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$12.22
Value at end of period	$14.44	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48
Number of accumulation units outstanding at end of period	10,021	7,543	5,614	4,242	2,983	2,065	2,065	1,012
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.23	$15.28	$11.60	$18.76	$15.93
Value at end of period	$18.18	$17.23	$15.28	$11.60	$18.76
Number of accumulation units outstanding at end of period	1,998	1,113	1,113	1,113	991
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$9.16
Value at end of period	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	6,419	2,868	589	446	947	529	558	3,912	3,580
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.13	$13.20	$13.27	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61
Value at end of period	$13.03	$13.13	$13.20	$13.27	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70
Number of accumulation units outstanding at end of period	44,856	40,070	9,999	6,519	4,906	9,399	5,598	4,345	12,392	16,459
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70	$9.73
Value at end of period	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	14,525	10,976	11,043	10,499	17,453	38,274	42,918
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.97	$13.21	$8.91	$11.07
Value at end of period	$15.51	$14.97	$13.21	$8.91
Number of accumulation units outstanding at end of period	458	598	246	97
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.37	$14.41	$12.36
Value at end of period	$15.75	$15.37	$14.41
Number of accumulation units outstanding at end of period	8,356	4,880	551
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.31	$12.97	$7.82	$10.74
Value at end of period	$15.08	$15.31	$12.97	$7.82
Number of accumulation units outstanding at end of period	2,402	990	798	95
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.83	$9.23	$7.42	$11.15	$11.31
Value at end of period	$10.22	$10.83	$9.23	$7.42	$11.15
Number of accumulation units outstanding at end of period	21,213	24,929	21,487	17,351	14,137

CFI 19

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.05	$15.02
Value at end of period	$15.57	$16.05
Number of accumulation units outstanding at end of period	344	198
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.98	$10.09
Value at end of period	$10.46	$10.98
Number of accumulation units outstanding at end of period	961	535
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.03	$8.40	$6.46	$9.95	$9.11	$8.84
Value at end of period	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11
Number of accumulation units outstanding at end of period	8,599	5,914	4,167	9,679	10,221	317
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.61	$18.33	$14.48	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491
Value at end of period	$21.87	$22.61	$18.33	$14.48	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27
Number of accumulation units outstanding at end of period	794	1,308	1,519	1,079	10,938	30,888	21,146	23,143	37,662	35,405
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.86
Value at end of period	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	21,838	17,946	13,598	9,426	3,175	796	409
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14	$9.49
Value at end of period	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	15,122	11,431	10,529	6,675	6,327	5,552	2,044
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.36	$13.25	$9.34	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702
Value at end of period	$15.07	$15.36	$13.25	$9.34	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90
Number of accumulation units outstanding at end of period	7,270	3,989	3,141	2,659	2,212	2,168	1,950	1,745	8,178	1,682
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$12.41
Value at end of period	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	4,393	3,741	3,514	3,167	1,904	1,619	42
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$8.27	$6.31	$10.20
Value at end of period	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	3,905	2,512	1,505	6,775
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.30	$10.97
Value at end of period	$12.02	$11.30
Number of accumulation units outstanding at end of period	0	24
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.40	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$6.97
Value at end of period	$8.59	$9.40	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96
Number of accumulation units outstanding at end of period	10	10	10	10	997	4,995	0	998	756	756

CFI 20

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626
Value at end of period	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39
Number of accumulation units outstanding at end of period	15	15	15	15	15	221	307	1,351	991	886
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$9.54
Value at end of period	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	0	0	0	842	576	971	474	1,002	546
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.51	$12.41
Value at end of period	$13.11	$13.51
Number of accumulation units outstanding at end of period	33	351
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.54	$9.17	$5.29	$12.77	$11.70
Value at end of period	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	14,392	18,878	15,624	8,686	4,799
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.44	$8.43	$5.67	$10.51	$10.81
Value at end of period	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	14,648	7,570	4,417	1,595	691

TABLE IV

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$22.98	$20.75	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893
Value at end of period	$23.73	$22.98	$20.75	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26
Number of accumulation units outstanding at end of period	2,481	1,779	3,480	3,725	4,707	5,432	7,843	7,769	7,083	5,689
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.67	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354
Value at end of period	$31.45	$32.67	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33
Number of accumulation units outstanding at end of period	267,889	301,881	336,876	381,493	507,337	603,500	638,978	578,222	459,840	368,356
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.00	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363
Value at end of period	$21.94	$22.00	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06
Number of accumulation units outstanding at end of period	141,797	157,760	186,032	218,532	345,239	390,753	444,733	517,940	447,621	362,704
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Value at end of period	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83
Number of accumulation units outstanding at end of period	138,234	142,167	148,639	172,394	206,681	248,285	300,061	376,032	444,798	424,020
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.59	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077
Value at end of period	$15.21	$18.59	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51
Number of accumulation units outstanding at end of period	66,507	77,854	92,767	102,748	128,515	129,186	131,286	132,647	99,214	41,584

CFI 21

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.68
Value at end of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	29,566	36,674	41,024	43,595	52,762	76,452	72,193	54,597	23,696	19,632
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30	$9.47
Value at end of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30
Number of accumulation units outstanding at end of period	12,467	15,491	13,092	9,419	11,063	19,669	20,575	15,264	9,102	6,554
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$12.78
Value at end of period	$10.52	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31
Number of accumulation units outstanding at end of period	11,431	12,604	14,682	20,475	25,645	16,949	2,625
ING BALANCED PORTFOLIO
Value at beginning of period	$28.21	$25.04	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856
Value at end of period	$27.50	$28.21	$25.04	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25
Number of accumulation units outstanding at end of period	488,777	558,020	602,421	720,069	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68	$9.86
Value at end of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68
Number of accumulation units outstanding at end of period	29,433	32,645	30,734	37,553	46,886	44,011	54,363	63,158	36,427	6,057
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$10.21
Value at end of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	2,444	4,283	5,862	10,099	4,250	6,053	7,130
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$8.09	$6.27	$10.40	$10.67
Value at end of period	$8.85	$9.08	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	134,196	136,293	158,773	168,583	207,180
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436
Value at end of period	$4.60	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57
Number of accumulation units outstanding at end of period	102,616	129,462	127,833	87,832	94,120	131,384	184,668	238,094	325,256	240,058
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.17	$8.85	$6.70	$9.74
Value at end of period	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	12,236	10,521	18,393	14,267
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.29	$8.14	$6.07	$9.99	$12.30	$10.47
Value at end of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	27,091	27,966	21,817	16,106	11,382	19,762
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.15	$8.21	$6.66	$10.23	$10.83
Value at end of period	$9.76	$10.15	$8.21	$6.66	$10.23
Number of accumulation units outstanding at end of period	1,629	1,063	1,455	2,444	646

CFI 22

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$11.68	$10.55	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64	$8.36
Value at end of period	$10.99	$11.68	$10.55	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64
Number of accumulation units outstanding at end of period	11,200	12,040	16,709	17,493	20,225	18,414	31,022	37,945	34,134
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.80
Value at end of period	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.21
Number of accumulation units outstanding at end of period	10,700	10,986	19,538	19,668	22,911	21,888	7,310
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	189,713	212,251	191,664	208,418	279,773	212,296	235,801
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	97,852	101,028	119,040	125,599	142,179
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.05	$20.45	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465
Value at end of period	$22.70	$23.05	$20.45	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16
Number of accumulation units outstanding at end of period	1,184,268	1,354,950	1,472,079	1,651,069	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587
Value at end of period	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63
Number of accumulation units outstanding at end of period	60,454	81,760	89,767	101,252	152,052	181,789	209,639	306,916	308,018	288,486
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Value at end of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Number of accumulation units outstanding at end of period	35,103	42,378	44,796	54,704	76,035	92,921	113,380	133,131	165,078	138,191
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Value at end of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Number of accumulation units outstanding at end of period	24,736	32,884	40,402	47,803	66,583	77,992	96,703	93,290	97,816	128,310
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.41	$20.66	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266
Value at end of period	$23.80	$22.41	$20.66	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40
Number of accumulation units outstanding at end of period	374,437	421,242	448,725	532,304	677,264	769,351	897,910	1,012,407	688,345	807,470
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.96	$7.47	$5.25
Value at end of period	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	15,119	15,784	14,760
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.52	$12.72	$11.74
Value at end of period	$11.69	$13.52	$12.72
Number of accumulation units outstanding at end of period	2,878	3,922	3,325
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83	$9.86
Value at end of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83
Number of accumulation units outstanding at end of period	22,959	26,096	32,897	41,951	52,582	48,900	40,383	49,802	21,662	5,856

CFI 23

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$10.22
Value at end of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	4,413	6,555	15,756	21,624	25,650	38,300	49,773	50,628	22,950	12,024
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	226,931	267,662	301,174	413,810	523,595	608,591	666,187
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	20,832	13,944	21,276	21,054	16,997	27,501	40,000
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$10.05
Value at end of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	37,899	37,521	35,236	29,473	55,181	43,810	63,149
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$9.12
Value at end of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	27,189	31,075	28,883	31,510	39,064	36,505	41,698	29,365	14,775	525
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.75	$10.99	$8.74	$12.63	$13.01	$12.43
Value at end of period	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01
Number of accumulation units outstanding at end of period	4,308	4,700	2,267	1,028	785	4,012
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	233,344
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	97,488	65,010	80,173	152,126	207,381
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.82	$9.99	$7.84	$13.30	$11.80	$11.39	$10.98
Value at end of period	$11.48	$11.82	$9.99	$7.84	$13.30	$11.80	$11.39
Number of accumulation units outstanding at end of period	19,141	22,826	13,277	6,924	12,526	13,390	7,541
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.57
Value at end of period	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	4,273	4,173	8,681	11,332	13,895	27,328	54,774	46,457	9,006
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$10.92
Value at end of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	37,796	32,342	34,397	30,144	29,354	12,746	7,718

CFI 24

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$7.64
Value at end of period	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	26,413	20,220	9,621	10,376	8,891	8,499	6,964	4,829	12,645	32
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.10	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905
Value at end of period	$14.92	$15.10	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95
Number of accumulation units outstanding at end of period	166,461	228,953	290,406	471,161	456,245	457,899	400,551	546,292	760,049	1,044,246
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01
Value at end of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	426,452	465,820	523,838	567,230	768,015	872,887	946,187
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$10.37
Value at end of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	13,400	18,046	16,451	5,889	15,164	18,217	2,701
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.40
Value at end of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	148,555	146,529	149,707	136,665	130,491	137,250	130,040	63,478	56,188	25,283
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.23	$8.92	$7.26	$11.23	$10.79	$10.03
Value at end of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	5,725	3,611	7,777	11,545	11,519	4,375
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.99	$12.75	$7.73	$11.08	$10.58	$10.24
Value at end of period	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	15,847	18,149	11,873	5,720	5,360	81
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.60	$9.08	$7.33	$11.07	$10.84
Value at end of period	$9.96	$10.60	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	29,014	30,258	41,919	38,919	68,107
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$12.54	$10.70
Value at end of period	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	3,908	974	921
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.97	$8.10	$6.63	$7.33
Value at end of period	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	14,236	28,844	18,179	191
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.93	$12.82	$11.40
Value at end of period	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	4,424	3,618	5,085

CFI 25

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.12	$8.18	$5.77
Value at end of period	$9.81	$10.12	$8.18
Number of accumulation units outstanding at end of period	2,892	2,851	2,878
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.85	$8.69	$8.48
Value at end of period	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	1,294	1,113	1,150
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$5.52
Value at end of period	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	15,208	11,118	9,884	5,261	3,963	2,093	4,457	5,867	12,598	8,679
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Value at end of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Number of accumulation units outstanding at end of period	10,719	15,068	15,095	16,288	23,459	30,663	36,008	52,194	52,308	49,493
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.27
Value at end of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	37,583	38,507	28,041	26,625	53,358	36,675	3,299
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.57
Value at end of period	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	3,983	9,333	4,925	14,940	67,172	22,233	1,313
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	18,138	17,024	5,112	2,678	74,641	29,208	292
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.54
Value at end of period	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	17,389	10,916	9,705	7,599	32,059	8,108	274
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30	$10.17
Value at end of period	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	53	1,128	2,065	0	24,564	22,776	13,351
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.55	$16.91	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844
Value at end of period	$18.65	$18.55	$16.91	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02
Number of accumulation units outstanding at end of period	19,826	16,258	27,916	41,708	52,539	54,761	53,837	49,393	52,209	88,782
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.83	$16.86	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344
Value at end of period	$18.05	$18.83	$16.86	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07
Number of accumulation units outstanding at end of period	32,033	32,561	40,958	39,243	71,729	75,157	74,359	69,724	75,583	72,637

CFI 26

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.56	$16.78	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966
Value at end of period	$18.23	$18.56	$16.78	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37
Number of accumulation units outstanding at end of period	37,478	38,888	37,701	37,418	52,633	58,717	59,246	63,295	77,501	89,224
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.61
Value at end of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	165,707	162,863	189,203	182,397	196,921	137,634	13,912
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	367,412	413,503	423,967	477,757	612,088	691,090	810,723
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17	$10.71
Value at end of period	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17
Number of accumulation units outstanding at end of period	40,715	47,792	48,566	53,533	67,056	71,222	74,265	55,087	16,437
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Value at end of period	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54
Number of accumulation units outstanding at end of period	84,086	96,633	105,890	102,326	145,889	164,311	196,161	217,537	218,596	192,650
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.80
Value at end of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	16,644	16,228	22,921	20,092	16,177	15,978	7,806
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	338,356	373,838	415,687	465,424
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.29	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159
Value at end of period	$25.99	$30.29	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73
Number of accumulation units outstanding at end of period	73,470	82,310	88,751	97,407	114,239	117,112	147,962	177,277	204,828	249,445
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.16	$10.65	$10.19	$9.94
Value at end of period	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	23,808	6,787	13,382	637
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.35	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976
Value at end of period	$14.77	$15.35	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37
Number of accumulation units outstanding at end of period	125,972	137,853	144,256	181,081	194,855	215,491	248,139	261,134	279,653	300,021
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168
Value at end of period	$8.11	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85
Number of accumulation units outstanding at end of period	7,703	7,336	11,632	9,033	9,505	9,923	5,068	4,777	10,189	7,142
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534
Value at end of period	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Number of accumulation units outstanding at end of period	48,617	51,693	68,360	47,824	32,934	34,848	40,092	47,386	44,573	41,012

CFI 27

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87	$9.72
Value at end of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87
Number of accumulation units outstanding at end of period	48,163	48,249	42,969	51,763	81,031	89,758	118,882	56,030	24,027	5,655
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.11
Value at end of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	1,821	3,127	2,857	3,576	4,955	5,888	1,640
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.85
Value at end of period	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	62,775	62,387	59,768	59,704	24,234	13,841	7,646
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.37	$9.06	$5.25	$12.73	$10.13
Value at end of period	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	24,100	36,147	49,326	44,507	62,506
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.15	$12.13	$7.66	$12.00	$11.48	$10.88
Value at end of period	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48
Number of accumulation units outstanding at end of period	10,321	9,779	12,879	12,719	27,456	17,337
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.27	$8.33	$5.63	$10.48	$10.20
Value at end of period	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	34,149	22,976	10,527	10,310	20,265
WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.31
Value at end of period	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	17,437	25,406	24,693	29,378	41,614	20,523	1,868
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.91
Value at end of period	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	4,575	4,948	3,978	2,755	4,490	5,887	1,160

TABLE V

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%

INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$22.20	$20.10	$16.16
Value at end of period	$22.87	$22.20	$20.10
Number of accumulation units outstanding at end of period	0	0	6,744

CFI 28

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.57	$27.34	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126
Value at end of period	$30.31	$31.57	$27.34	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08
Number of accumulation units outstanding at end of period	16,456	17,633	19,741	20,495	20,937	22,815	24,289	27,014	27,755	24,256
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.26	$18.74	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147
Value at end of period	$21.15	$21.26	$18.74	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85
Number of accumulation units outstanding at end of period	13,357	14,294	15,585	15,631	14,946	16,563	12,587	16,493	15,134	13,069
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369
Value at end of period	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65
Number of accumulation units outstanding at end of period	9,107	8,108	9,932	10,152	10,324	8,619	10,322	11,460	10,940	9,054
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.96	$16.12	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935
Value at end of period	$14.66	$17.96	$16.12	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37
Number of accumulation units outstanding at end of period	492	548	1,419	1,466	1,044	1,542	1,126	1,598	2,046	837
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$12.64
Value at end of period	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	3,210	3,135	3,081	3,126	2,816	2,890	2,646	2,287
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$12.86
Value at end of period	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	0	0	0	647	667	619	566	78
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.40	$12.73	$10.75	$19.35	$16.87	$14.57
Value at end of period	$10.32	$13.40	$12.73	$10.75	$19.35	$16.87
Number of accumulation units outstanding at end of period	0	0	0	746	709	27
ING BALANCED PORTFOLIO
Value at beginning of period	$27.26	$24.25	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588
Value at end of period	$26.50	$27.26	$24.25	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96
Number of accumulation units outstanding at end of period	7,940	8,529	8,319	9,940	10,980	9,161	11,014	10,164	9,943	14,552
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.06
Value at end of period	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	3,341	749	37	37	110	2,534	2,760	1,709	905
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.99	$8.03	$6.24	$10.38	$10.66
Value at end of period	$8.74	$8.99	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	8,480	5,090	4,784	3,982	4,612
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417
Value at end of period	$4.46	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55
Number of accumulation units outstanding at end of period	6,873	6,868	6,179	5,392	4,786	11,217	21,304	24,497	29,034	17,615

CFI 29

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.11	$8.82	$6.69	$9.74
Value at end of period	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	2,303	2,301	8,240	2,303
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.17	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	2,967	8,735	1,907	1,203	542	2,568
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.15	$10.10	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34	$8.91
Value at end of period	$10.47	$11.15	$10.10	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34
Number of accumulation units outstanding at end of period	113	113	113	110	86	66	2,283	3,164	2,433
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.25	$12.06	$8.80	$14.68	$13.01	$12.39
Value at end of period	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01
Number of accumulation units outstanding at end of period	1,382	7,114	1,178	1,179	1,106	3,957
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	1,209	429	979	5,828	5,633	3,575	3,653
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.66	$10.57	$7.80	$13.42	$9.68
Value at end of period	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	4,384	4,373	9,296	9,098	5,846
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.27	$19.81	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224
Value at end of period	$21.88	$22.27	$19.81	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94
Number of accumulation units outstanding at end of period	43,315	43,100	41,967	42,279	48,547	46,438	46,556	48,536	52,583	64,045
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381
Value at end of period	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44
Number of accumulation units outstanding at end of period	4,554	4,798	5,210	8,128	8,849	8,674	15,814	18,218	19,668	20,458
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242
Value at end of period	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33
Number of accumulation units outstanding at end of period	4,039	3,539	4,117	5,733	5,868	8,794	8,898	12,293	14,643	10,079
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481
Value at end of period	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96
Number of accumulation units outstanding at end of period	4,720	4,258	3,918	5,451	5,898	7,295	7,192	9,103	6,964	6,481
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.65	$20.01	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075
Value at end of period	$22.94	$21.65	$20.01	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16
Number of accumulation units outstanding at end of period	3,819	4,666	3,658	3,190	4,410	5,556	10,101	8,892	9,061	13,060

CFI 30

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.91	$7.44	$5.91	$8.36
Value at end of period	$6.84	$7.91	$7.44	$5.91
Number of accumulation units outstanding at end of period	896	896	896	896
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.49
Value at end of period	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	10,089	9,560	8,925	11,588	10,564	7,999	7,471	6,238	5,676	4,254
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$11.03
Value at end of period	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	1,258	1,259	1,350	2,560	2,212	1,954	1,686	572
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.80
Value at end of period	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	1,973	4,865	5,625	5,717	5,680	6,307	6,949
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02	$11.05
Value at end of period	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	3,524	3,605	3,100	2,832	901	661	17
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38	$10.97
Value at end of period	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	11,125	11,139	18,351	16,919	17,668	18,582	2,810
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$11.44
Value at end of period	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	2,527	2,244	3,404	2,338	2,062	5,496	1,757	1,517	178
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	5,821
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	8,424	3,841	3,810	3,611	4,539
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.66	$9.87	$7.27
Value at end of period	$11.29	$11.66	$9.87
Number of accumulation units outstanding at end of period	2,784	2,487	2,398

CFI 31

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.68
Value at end of period	$14.16	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	0	681	681	681	681	681	1,928	1,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39	$10.88
Value at end of period	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	3,663	2,056	1,803	1,862	3,021	2,285	460
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.59	$14.78	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741
Value at end of period	$14.38	$14.59	$14.78	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76
Number of accumulation units outstanding at end of period	7,422	4,751	5,721	9,473	18,675	2,330	1,714	1,715	3,356	8,794
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	23,735	19,994	31,255	34,332	41,754	49,930	50,578
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.39	$12.78	$8.69	$11.38	$11.23	$10.91
Value at end of period	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23
Number of accumulation units outstanding at end of period	4,018	6,709	6,480	0	0	5,217
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.23
Value at end of period	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	31,916	31,004	27,362	23,946	20,443	23,071	17,478	25,605	21,337	17,743
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.12	$8.84	$7.21	$11.18	$10.78	$10.47
Value at end of period	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	0	0	0	0	997	234
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.82	$12.64	$11.62
Value at end of period	$14.49	$14.82	$12.64
Number of accumulation units outstanding at end of period	0	0	2,210
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$9.00	$7.28	$11.02	$11.81
Value at end of period	$9.82	$10.48	$9.00	$7.28	$11.02
Number of accumulation units outstanding at end of period	11,427	10,429	9,342	8,022	6,802
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.91	$13.24
Value at end of period	$14.28	$13.91
Number of accumulation units outstanding at end of period	579	579
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.91	$8.06	$6.06
Value at end of period	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	990	674	349

CFI 32

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.87	$12.80	$11.39
Value at end of period	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	1,633	1,743	795
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.77	$8.31
Value at end of period	$10.20	$10.77
Number of accumulation units outstanding at end of period	0	167
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845
Value at end of period	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25
Number of accumulation units outstanding at end of period	1,492	1,585	2,082	1,898	2,606	2,728	2,579	4,684	4,087	1,379
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.41	$10.41	$8.64	$11.99	$11.64	$10.58
Value at end of period	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64
Number of accumulation units outstanding at end of period	11,587	10,635	18,188	16,174	4,809	1,012
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.26	$10.05	$8.52
Value at end of period	$10.75	$11.26	$10.05
Number of accumulation units outstanding at end of period	10,774	10,776	802
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.43	$10.08	$6.49
Value at end of period	$10.68	$11.43	$10.08
Number of accumulation units outstanding at end of period	319	238	146
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.92	$16.38	$14.11	$18.74	$17.98	$16.84	$16.46	$15.93
Value at end of period	$17.97	$17.92	$16.38	$14.11	$18.74	$17.98	$16.84	$16.46
Number of accumulation units outstanding at end of period	847	847	847	847	847	885	848	848
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.19	$16.33	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163
Value at end of period	$17.40	$18.19	$16.33	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88
Number of accumulation units outstanding at end of period	2,813	2,815	2,687	2,191	2,740	2,861	2,862	2,865	2,270	670
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.94	$16.25	$13.54	$19.77	$19.03	$17.37	$16.84	$16.85
Value at end of period	$17.57	$17.94	$16.25	$13.54	$19.77	$19.03	$17.37	$16.84
Number of accumulation units outstanding at end of period	0	561	0	0	500	500	501	475
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.35	$11.88	$9.05	$12.68	$12.33	$11.28
Value at end of period	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	28,523	25,321	23,434	19,592	19,833	11,284
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Value at end of period	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90
Number of accumulation units outstanding at end of period	12,333	12,549	25,488	31,481	31,954	32,009

CFI 33

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$13.41
Value at end of period	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	1,841	1,783	1,718	246	246	246	1,003	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964
Value at end of period	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33
Number of accumulation units outstanding at end of period	5,629	5,418	5,053	10,533	11,616	10,772	13,075	11,358	9,106	5,445
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.61	$12.14	$8.96	$18.01	$15.16	$13.94
Value at end of period	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16
Number of accumulation units outstanding at end of period	3,064	2,849	2,848	2,608	4,498	3,704
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.76	$8.17	$6.27	$10.20
Value at end of period	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	8,509	9,927	14,551	14,443
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$29.27	$26.67	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84
Value at end of period	$25.05	$29.27	$26.67	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46
Number of accumulation units outstanding at end of period	2,937	2,901	3,437	3,271	3,111	3,626	4,283	6,218	6,266	3,746
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.09	$11.29
Value at end of period	$11.71	$11.09
Number of accumulation units outstanding at end of period	3,024	1,359
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.83	$13.27	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812
Value at end of period	$14.24	$14.83	$13.27	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22
Number of accumulation units outstanding at end of period	9,468	9,183	9,512	8,494	7,454	6,991	6,069	6,637	9,364	11,476
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.66	$7.61	$6.38	$11.27	$10.21	$10.34
Value at end of period	$7.86	$8.66	$7.61	$6.38	$11.27	$10.21
Number of accumulation units outstanding at end of period	5	171	351	559	920	1,299
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Value at end of period	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22
Number of accumulation units outstanding at end of period	1,933	1,934	2,261	1,815	1,182	854	855	854	855	2,326
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$7.54
Value at end of period	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	11,647	10,964	9,384	12,220	11,228	10,963	13,830	2,673	533
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.98	$10.68	$7.90	$12.90	$13.26	$13.35
Value at end of period	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	2,209	3,595	3,571	2,137	112	2,659

CFI 34

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.31	$12.50	$10.72	$11.97
Value at end of period	$14.65	$13.31	$12.50	$10.72
Number of accumulation units outstanding at end of period	3,102	2,916	2,401	6,952
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.28	$9.00	$5.23	$12.71	$11.33
Value at end of period	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	79	151	2,368	59	2,270
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.91	$11.96	$7.57	$11.89	$11.62
Value at end of period	$13.47	$13.91	$11.96	$7.57	$11.89
Number of accumulation units outstanding at end of period	5,902	2,840	2,383	2,028	6,180
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.18	$8.27	$5.61	$10.46	$10.32
Value at end of period	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	1,277	2,301	0	0	564
WANGER SELECT
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.13	$12.94	$7.90	$15.75	$14.62	$13.43
Value at end of period	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62
Number of accumulation units outstanding at end of period	1,198	1,005	1,005	1,504	3,306	2,757
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.13	$11.63	$8.30	$13.97	$13.46	$13.02
Value at end of period	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46
Number of accumulation units outstanding at end of period	4,390	984	5,503	649	412	230

TABLE VI
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.67	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354
Value at end of period	$31.45	$32.67	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33
Number of accumulation units outstanding at end of period	10,166	10,435	8,961	12,125	18,196	24,115	27,427	25,162	22,238	18,503
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.00	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363
Value at end of period	$21.94	$22.00	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06
Number of accumulation units outstanding at end of period	10,543	10,714	10,879	22,407	24,016	35,909	35,428	34,515	16,683	28,494
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Value at end of period	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83
Number of accumulation units outstanding at end of period	1,420	1,636	1,847	3,860	4,116	6,352	7,210	13,505	13,739	16,200

CFI 35

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$18.59	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$15.21	$18.59	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	0	91	36	47	18,290	17,029	23,281	2,467	680
ING BALANCED PORTFOLIO
Value at beginning of period	$29.19	$25.83	$21.88	$30.74	$29.42	$27.01
Value at end of period	$28.52	$29.19	$25.83	$21.88	$30.74	$29.42
Number of accumulation units outstanding at end of period	82,851	86,310	94,481	107,148	118,074	135,748
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$8.10	$6.28	$10.41	$10.67
Value at end of period	$8.85	$9.08	$8.10	$6.28	$10.41
Number of accumulation units outstanding at end of period	8,561	8,561	8,554	12,302	13,169
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454
Value at end of period	$4.68	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59
Number of accumulation units outstanding at end of period	292	404	0	0	0	3,642	3,642	14,402	0	1,785
INGLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,838	9,958	2,838	32,501	4,627	10,508	11,136
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,442	2,443	2,442	2,443	2,442
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.84	$21.10	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70
Value at end of period	$23.54	$23.84	$21.10	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37
Number of accumulation units outstanding at end of period	430,310	486,741	562,385	659,379	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.87	$21.05	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378
Value at end of period	$24.32	$22.87	$21.05	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55
Number of accumulation units outstanding at end of period	59,247	68,530	80,339	110,037	121,126	145,608	170,190	237,188	248,725	332,174
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	3,906	3,935	3,941	6,325	10,552	18,613	22,007
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	7,085
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.60
Value at end of period	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	0	0	0	0	948	948	1,079	1,213	1,354

CFI 36

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.10	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905
Value at end of period	$14.92	$15.10	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95
Number of accumulation units outstanding at end of period	43,102	55,687	71,098	81,227	142,592	168,142	165,286	182,060	236,795	340,943
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$9.72
Value at end of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	16,286	17,607	17,610	18,704	20,539	28,855	35,013
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$30.69	$24.99	$19.83	$29.13	$29.81
Value at end of period	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	4,066	4,067	4,066	4,067	4,067
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.45	$17.67	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41
Value at end of period	$19.62	$19.45	$17.67	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30
Number of accumulation units outstanding at end of period	0	0	0	5,339	5,341	5,340	5,339	23,796	20,520	22,791
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.74	$17.62	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591
Value at end of period	$19.00	$19.74	$17.62	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33
Number of accumulation units outstanding at end of period	3,998	3,999	3,999	9,861	10,406	10,405	10,401	11,857	18,356	19,199
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.47	$17.53	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207
Value at end of period	$19.18	$19.47	$17.53	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63
Number of accumulation units outstanding at end of period	1,287	1,286	0	2,679	2,679	2,679	2,679	4,239	9,896	9,897
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.48
Value at end of period	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	12,047	12,053	15,073	17,418	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Value at end of period	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54
Number of accumulation units outstanding at end of period	16,022	12,198	12,200	5,446	6,163	7,951	9,403	10,065	9,380	6,422
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	2,004	4,565	5,164	8,167
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.29	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159
Value at end of period	$25.99	$30.29	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73
Number of accumulation units outstanding at end of period	3,190	3,333	3,544	3,715	4,644	3,729	3,729	5,194	5,195	9,460
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.35	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976
Value at end of period	$14.77	$15.35	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37
Number of accumulation units outstanding at end of period	40,653	46,077	56,771	74,615	84,934	96,025	114,960	136,060	108,922	121,245

CFI 37

Condensed Financial Information (continued)

TABLE VII
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.58	$16.00	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$17.94	$18.58	$16.00	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	33,189	42,673	45,165	43,318	47,295	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.06	$12.33	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$14.06	$14.06	$12.33	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	14	3,490	5,390	8,694	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.25	$11.58	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$14.14	$14.25	$11.58	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	5,953	6,610	2,237	2,510	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.98	$15.16	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$13.93	$16.98	$15.16	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	2,774	4,733	6,207	6,271	7,686	7,070	6,566	6,279	1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2003)
Value at beginning of period	$19.17	$15.09	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02	$8.31
Value at end of period	$18.27	$19.17	$15.09	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02
Number of accumulation units outstanding at end of period	3,592	3,459	1,953	2,664	2,770	4,658	4,270	3,783	1,539
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.82	$17.22	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30	$9.47
Value at end of period	$19.97	$20.82	$17.22	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30
Number of accumulation units outstanding at end of period	3,995	4,178	3,363	4,900	7,406	6,920	7,446	12,846	13,234	3,605
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.90	$13.13	$11.02	$19.75	$17.12	$13.38	$12.45
Value at end of period	$10.76	$13.90	$13.13	$11.02	$19.75	$17.12	$13.38
Number of accumulation units outstanding at end of period	589	664	840	2,861	1,146	2,529	8
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.99	$12.38	$10.48	$14.71	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period	$13.67	$13.99	$12.38	$10.48	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	4,806	4,804	0	0	82,646	93,249	91,215	12	12
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$20.21	$16.13	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68	$9.86
Value at end of period	$20.46	$20.21	$16.13	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68
Number of accumulation units outstanding at end of period	4,135	3,922	3,609	3,680	5,994	5,517	13,288	11,637	8,762	1,709

CFI 38

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.13	$11.44	$9.62	$13.62	$12.67	$11.82
Value at end of period	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67
Number of accumulation units outstanding at end of period	756	851	681	500	341	206
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.18	$8.16	$6.31	$10.43	$10.67
Value at end of period	$8.98	$9.18	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	888	889	888	888	888
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$17.57	$14.96	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$15.58	$17.57	$14.96	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	254	1,427	1,207	865	586	578	311	223	223
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.43	$8.23	$6.12	$10.04	$12.32	$10.58
Value at end of period	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	13,691	1,752	7,078	2,862	2,373	1,569
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.34	$12.92	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80	$11.20
Value at end of period	$13.54	$14.34	$12.92	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80
Number of accumulation units outstanding at end of period	3	3	102	32	0	57	219	1,126	1,191
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$11.34
Value at end of period	$13.88	$15.74	$12.38	$8.88	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	11,653	13,200	8,498	0	2,236	24,440	2,004
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13,43	$11.70	$9.72	$11,61	$10.78	$10.03	$9.91
Value at end of period	$13,80	$13,43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	15,964	14,792	8,891	9,583	11,365	11,291	15,502
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.95	$10.75	$7.89	$13.51	$11.53
Value at end of period	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	907	785	1,960	2,664	894
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.19	$12.55	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$14.02	$14.19	$12.55	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	18,132	28,576	26,993	27,883	34,872	40,044	39,142	49,972	69,060	94,985
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.72	$12.15	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86	$9.01
Value at end of period	$13.58	$13.72	$12.15	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86
Number of accumulation units outstanding at end of period	829	605	88,619	88,182	87,265	86,929	95,129	1,294	2,725

CFI 39

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$17.73	$14.68	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63	$9.09
Value at end of period	$17.36	$17.73	$14.68	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63
Number of accumulation units outstanding at end of period	1,851	2,312	2,695	3,346	3,204	8,450	7,610	8,759	6,665
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.92	$13.91	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66	$8.72
Value at end of period	$16.64	$16.92	$13.91	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66
Number of accumulation units outstanding at end of period	2,573	2,402	2,761	2,465	2,088	2,858	3,127	2,974	1,290
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.71	$12.60	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$14.60	$13.71	$12.60	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,115	4,097	4,203	4,166	5,124	4,483	3,884	6,479	4,656
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.02	$7.51	$6.90
Value at end of period	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	1,997	3,273	3,335
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$14.97	$14.75	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83	$8.94
Value at end of period	$12.61	$14.97	$14.75	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83
Number of accumulation units outstanding at end of period	440	412	385	1,944	2,417	2,267	2,632	4,296	8,319	3,553
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.90	$13.06	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38	$10.11
Value at end of period	$14.45	$14.90	$13.06	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38
Number of accumulation units outstanding at end of period	4,237	4,575	4,004	6,878	7,588	8,808	12,292	15,765	7,313
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71	$10.00
Value at end of period	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	13,541	13,007	13,233	17,039	8,513	8,390	8,585
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.87	$10.65			$12.71	$11.37
Value at end of period	$11.50	$11.87			$12.92	$12.71
Number of accumulation units outstanding at end of period	0	0			0	1,680
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$11.51
Value at end of period	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	4,410	6,960	6,304	2,998	12,640	6,331	3,706
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$20.12	$16.52	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32	$10.67
Value at end of period	$20.29	$20.12	$16.52	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32
Number of accumulation units outstanding at end of period	7,821	7,409	7,048	10,795	14,664	12,186	13,761	16,913	14,795
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.20	$11.14	$8.83	$12.73	$13.08	$12.54
Value at end of period	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08
Number of accumulation units outstanding at end of period	396	0	0	0	0	2,199

CFI 40

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	4,236
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	9,578	6,331	7,818	14,118	13,817
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.17	$13.02	$11.15	$14.50	$14.07	$12.69	$12.45	$11.43
Value at end of period	$14.26	$14.17	$13.02	$11.15	$14.50	$14.07	$12.69	$12.45
Number of accumulation units outstanding at end of period	772	674	1,164	1,626	3,097	5,430	21,505	11,810
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$11.48
Value at end of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	1,742	7,893	9,651	9,389	13,846	0	11,181
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$22.49	$18.13
Value at end of period	$22.17	$22.49
Number of accumulation units outstanding at end of period	282	5,725
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.11	$11.19	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.01	$11.11	$11.19	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,715	3,390	11,063	19,892	24,749	68,143	9,105	0	3,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	23,444	22,363	29,598	27,487	37,111	36,554	38,507
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.84	$13.11	$8.86	$11.55	$11.33	$10.70
Value at end of period	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33
Number of accumulation units outstanding at end of period	448	1,528	1,457	0	3,954	819
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.83	$13.92	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72	$10.40
Value at end of period	$15.17	$14.83	$13.92	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72
Number of accumulation units outstanding at end of period	10,648	7,849	36,315	25,977	11,918	12,143	12,229	12,683	20,489	5,896
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.20	$12.89	$7.79	$11.14	$10.79
Value at end of period	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	2,428	2,107	2,070	1,429	2,656
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.75	$9.18	$7.39	$11.12	$11.96
Value at end of period	$10.14	$10.75	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	9,029	8,070	7,168	7,490	4,921

CFI 41

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93	$9.99
Value at end of period	$10.40	$10.93
Number of accumulation units outstanding at end of period	33	39
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$19.87	$16.13	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44	$8.49
Value at end of period	$19.19	$19.87	$16.13	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44
Number of accumulation units outstanding at end of period	415	415	415	416	416	416	416	955	1,096
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.54	$14.14	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71	$10.99
Value at end of period	$18.52	$18.54	$14.14	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71
Number of accumulation units outstanding at end of period	1,083	436	275	20,180	234	1,419	234	234	234
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.62	$10.31	$8.28	$11.75
Value at end of period	$11.16	$11.62	$10.31	$8.28
Number of accumulation units outstanding at end of period	2,556	2,154	1,307	439
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.79	$10.34	$8.04	$13.49	$12.88	$11.69
Value at end of period	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88
Number of accumulation units outstanding at end of period	405	405	405	405	405	140
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.92	$12.43	$10.02	$14.42
Value at end of period	$13.38	$13.92	$12.43	$10.02
Number of accumulation units outstanding at end of period	4,518	4,516	4,516	4,516
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.74	$12.38	$10.26	$14.90	$14.26	$12.95	$12.72
Value at end of period	$13.53	$13.74	$12.38	$10.26	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	0	0	4,349	3,933	3,581	3,282	2,925
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.80
Value at end of period	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	46,866	53,651	51,656	35,283	33,570	31,535	86
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	6,368	6,324	1,879	1,316	1,834	4,473	5,717
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$13.49
Value at end of period	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	15,273	16,002	10,489	10,490	12,336	12,308	3,655	1,867

CFI 42

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.66	$14.39	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$16.33	$16.66	$14.39	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	2,416	3,072	8,923	8,699	34,631	7,393	7,203	4,347	3,154
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$12.28
Value at end of period	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	358	329	297	1,286	938	120	10,241
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.89	$8.24	$6.30	$10.20
Value at end of period	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,362	1,269	2,427	2,857
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.48	$14.03	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$13.33	$15.48	$14.03	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	375	376	376	287	287	287	287	287	287
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.25	$10.70	$10.09
Value at end of period	$11.95	$11.25	$10.70
Number of accumulation units outstanding at end of period	1,507	1,872	1,305
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.31	$12.73	$9.76	$16.35	$16.25
Value at end of period	$13.81	$14.31	$12.73	$9.76	$16.35
Number of accumulation units outstanding at end of period	244	244	244	244	585
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.78	$14.54	$11.44	$16.53	$16.71
Value at end of period	$15.62	$15.78	$14.54	$11.44	$16.53
Number of accumulation units outstanding at end of period	3,155	3,123	4,356	2,838	218
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$16.65	$13.40	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87	$10.09
Value at end of period	$15.83	$16.65	$13.40	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87
Number of accumulation units outstanding at end of period	2,310	2,471	2,428	2,703	3,760	3,512	3,370	5,485	2,838	4,844
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.40	$10.96	$8.06	$13.09	$13.38	$12.59
Value at end of period	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	5,565	5,390	5,013	815	671	2,461
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.81	$12.90	$11.00	$12.52
Value at end of period	$15.28	$13.81	$12.90	$11.00
Number of accumulation units outstanding at end of period	1,609	422	110	33
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.49	$9.13	$5.28	$12.76	$10.74
Value at end of period	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	6,520	5,940	7,532	3,285	952

CFI 43

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.39	$8.39	$5.66	$10.50	$10.07
Value at end of period	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	1,750	7,590	6,780	7,910	6,449
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.74	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	1,296	1,136	952	703	589	412
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.66	$12.91
Value at end of period	$14.01	$14.66
Number of accumulation units outstanding at end of period	260	159

CFI 44

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated April 30, 2012, for Employer-Sponsored Deferred Compensation Plans, as well as a prospectus for the Guaranteed Accumulation Account and all current prospectuses pertaining to the variable investment options available under the Contracts.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-12) dated April 30, 2012.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75996-12

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT B

OF

ING LIFE INSURANCE AND ANNUITY COMPANY

STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2012

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2012.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration,
P.O. Box 990063
Windsor, CT 06199-0063
1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2011, 2010 and 2009 amounted to $1.807,861.34, $1,947,487.78 and $1,658,134.85, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “THE INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

Example:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (“VIPPAS”), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,

Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year Ended December 31, 2011 with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements	4 32 61 98

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth-Income Fund - Class 2	ING Core Growth and Income Portfolio - Service Class
American Funds Insurance Series® International Fund - Class 2	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Calvert Variable Series, Inc.:	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Calvert VP SRI Balanced Portfolio	ING Franklin Income Portfolio - Service Class
Federated Insurance Series:	ING Franklin Mutual Shares Portfolio - Service Class
Federated Capital Appreciation Fund II - Primary Shares	ING Global Resources Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING Invesco Van Kampen Growth and Income Portfolio - Service
Federated High Income Bond Fund II - Primary Shares	Class
Federated Kaufmann Fund II - Primary Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Federated Managed Volatility Fund II	Class
Federated Prime Money Fund II	ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Fidelity® VIP Equity-Income Portfolio - Initial Class	Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Large Cap Growth Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Large Cap Value Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING Large Cap Value Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Lord Abbett Growth and Income Portfolio - Institutional
Fidelity® VIP Index 500 Portfolio - Initial Class	Class
Fidelity® Variable Insurance Products V:	ING Lord Abbett Growth and Income Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Institutional Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Total Return Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING MFS Utilities Portfolio - Service Class
ING Balanced Portfolio - Class I	ING PIMCO High Yield Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING PIMCO Total Return Bond Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING Pioneer Fund Portfolio - Institutional Class
ING Investors Trust:	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING American Funds Asset Allocation Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds Growth Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING American Funds Growth-Income Portfolio	ING Retirement Growth Portfolio - Adviser Class
ING American Funds International Portfolio	ING Retirement Moderate Growth Portfolio - Adviser Class
ING American Funds World Allocation Portfolio - Service Class	ING Retirement Moderate Portfolio - Adviser Class
ING Artio Foreign Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio - Service	ING T. Rowe Price Equity Income Portfolio - Service Class
Class	ING T. Rowe Price International Stock Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Institutional	ING Templeton Global Growth Portfolio - Service Class
Class	ING U.S. Stock Index Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Money Market Portfolio - Class I
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Money Market Portfolio - Class S
ING Clarion Global Real Estate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class

ING Partners, Inc.:	ING Variable Portfolios, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service	ING BlackRock Science and Technology Opportunities Portfolio -
Class	Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING Euro STOXX 50 Index Portfolio - Institutional Class
ING Columbia Small Cap Value II Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class I
ING Davis New York Venture Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Global Bond Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class I
ING Global Bond Portfolio - Service Class	ING International Index Portfolio - Class I
ING Invesco Van Kampen Comstock Portfolio - Service Class	ING International Index Portfolio - Class S
ING Invesco Van Kampen Equity and Income Portfolio - Initial	ING Russell™ Large Cap Growth Index Portfolio - Class I
Class	ING Russell™ Large Cap Index Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Russell™ Large Cap Value Index Portfolio - Class S
Initial Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING Small Company Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING Variable Products Trust:
ING Solution 2035 Portfolio - Service Class	ING International Value Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial	ING SmallCap Opportunities Portfolio - Class I
Class	ING SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Invesco Variable Insurance Funds:
ING Templeton Foreign Equity Portfolio - Initial Class	Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Thornburg Value Portfolio - Initial Class	Invesco V.I. Core Equity Fund - Series I Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Strategic Allocation Conservative Portfolio - Class I	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING Strategic Allocation Growth Portfolio - Class I	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Variable Funds:	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Growth and Income Portfolio - Class A	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Insurance Trust:	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 5	Oppenheimer Global Securities/VA
ING GET U.S. Core Portfolio - Series 6	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 7	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
ING GET U.S. Core Portfolio - Series 8	Oppenheimer Small- & Mid-Cap Growth Fund/VA
ING GET U.S. Core Portfolio - Series 9	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 10	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 11	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 12	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 13	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 14	Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/    Ernst & Young LLP

Atlanta, Georgia
April 9, 2012

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	American Funds Insurance Series® Growth- Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Fund for U.S. Government Securities II
Assets
Investments in mutual funds
at fair value	$ 2	$ 2	$ 1,023	$ 5,042	$ 1,125
Total assets	2	2	1,023	5,042	1,125

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2	$ 2	$ 1,023	$ 5,042	$ 1,125

Net assets
Accumulation units	$ 2	$ 2	$ 1,023	$ 4,982	$ 1,125
Contracts in payout (annuitization)
period	-	-	-	60	-
Total net assets	$ 2	$ 2	$ 1,023	$ 5,042	$ 1,125

Total number of mutual fund shares	52	148	585,118	837,539	96,484

Cost of mutual fund shares	$ 2	$ 2	$ 945	$ 4,935	$ 1,074

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Federated High	Federated	Federated		Fidelity® VIP
	Income Bond	Kaufmann	Managed	Federated	Equity-Income
	Fund II -	Fund II -	Volatility	Prime Money	Portfolio -
	Primary Shares	Primary Shares	Fund II	Fund II	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,753	$ 1,610	$ 3,112	$ 1,482	$ 52,916
Total assets	3,753	1,610	3,112	1,482	52,916

Liabilities
Payable to related parties	-	-	-	-	2
Total liabilities	-	-	-	-	2
Net assets	$ 3,753	$ 1,610	$ 3,112	$ 1,482	$ 52,914

Net assets
Accumulation units	$ 3,715	$ 1,610	$ 3,082	$ 1,471	$ 52,914
Contracts in payout (annuitization)
period	38	-	30	11	-
Total net assets	$ 3,753	$ 1,610	$ 3,112	$ 1,482	$ 52,914

Total number of mutual fund shares	555,156	125,386	337,509	1,482,094	2,831,237

Cost of mutual fund shares	$ 3,649	$ 1,646	$ 2,862	$ 1,482	$ 65,419

The accompanying notes are an integral part of these financial statements. 5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 9,281	$ 222	$ 3,450	$ 104,533	$ 18,732
Total assets	9,281	222	3,450	104,533	18,732

Liabilities
Payable to related parties	-	-	-	3	1
Total liabilities	-	-	-	3	1
Net assets	$ 9,281	$ 222	$ 3,450	$ 104,530	$ 18,731

Net assets
Accumulation units	$ 9,281	$ -	$ 3,450	$ 104,530	$ 18,731
Contracts in payout (annuitization)
period	-	222	-	-	-
Total net assets	$ 9,281	$ 222	$ 3,450	$ 104,530	$ 18,731

Total number of mutual fund shares	251,592	41,179	253,138	4,540,964	144,842

Cost of mutual fund shares	$ 9,115	$ 208	$ 4,049	$ 123,208	$ 18,437

The accompanying notes are an integral part of these financial statements. 6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Fidelity® VIP
	Investment	Franklin Small		ING	ING American
	Grade Bond	Cap Value	ING Balanced	Intermediate	Funds Asset
	Portfolio -	Securities	Portfolio -	Bond Portfolio -	Allocation
	Initial Class	Fund - Class 2	Class I	Class I	Portfolio
Assets
Investments in mutual funds
at fair value	$ 741	$ 2,787	$ 68,786	$ 101,543	$ 119
Total assets	741	2,787	68,786	101,543	119

Liabilities
Payable to related parties	-	-	2	3	-
Total liabilities	-	-	2	3	-
Net assets	$ 741	$ 2,787	$ 68,784	$ 101,540	$ 119

Net assets
Accumulation units	$ 741	$ 2,787	$ 48,163	$ 90,462	$ 119
Contracts in payout (annuitization)
period	-	-	20,621	11,078	-
Total net assets	$ 741	$ 2,787	$ 68,784	$ 101,540	$ 119

Total number of mutual fund shares	57,115	179,472	6,180,211	8,188,945	12,379

Cost of mutual fund shares	$ 719	$ 2,442	$ 77,534	$ 98,744	$ 123

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

			ING American		ING BlackRock
		ING American	Funds World	ING Artio	Health Sciences
	ING American	Funds	Allocation	Foreign	Opportunities
	Funds Growth	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,875	$ 9,304	$ 138	$ 3,000	$ 392
Total assets	9,875	9,304	138	3,000	392

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 9,875	$ 9,304	$ 138	$ 3,000	$ 392

Net assets
Accumulation units	$ 7,989	$ 7,853	$ 138	$ 3,000	$ 392
Contracts in payout (annuitization)
period	1,886	1,451	-	-	-
Total net assets	$ 9,875	$ 9,304	$ 138	$ 3,000	$ 392

Total number of mutual fund shares	205,389	662,679	12,982	338,208	34,156

Cost of mutual fund shares	$ 9,772	$ 10,153	$ 137	$ 3,295	$ 396

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Clarion
	Inflation	ING BlackRock	Large Cap	Global Real	ING Clarion
	Protected Bond	Inflation	Growth	Estate	Global Real
	Portfolio -	Protected Bond	Portfolio -	Portfolio -	Estate
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 328	$ 3,386	$ 20,997	$ 1,590	$ 858
Total assets	328	3,386	20,997	1,590	858

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 328	$ 3,386	$ 20,996	$ 1,590	$ 858

Net assets
Accumulation units	$ 328	$ 3,386	$ 19,371	$ 1,590	$ 858
Contracts in payout (annuitization)
period	-	-	1,625	-	-
Total net assets	$ 328	$ 3,386	$ 20,996	$ 1,590	$ 858

Total number of mutual fund shares	30,040	310,671	2,182,649	178,059	96,501

Cost of mutual fund shares	$ 315	$ 3,339	$ 24,488	$ 1,615	$ 866

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Clarion	ING FMRSM Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Real Estate	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Portfolio -	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,480	$ 13,010	$ 1,494	$ 4,340	$ 1,424
Total assets	2,480	13,010	1,494	4,340	1,424

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,480	$ 13,010	$ 1,494	$ 4,340	$ 1,424

Net assets
Accumulation units	$ 2,480	$ 11,371	$ 1,494	$ 4,340	$ 1,424
Contracts in payout (annuitization)
period	-	1,639	-	-	-
Total net assets	$ 2,480	$ 13,010	$ 1,494	$ 4,340	$ 1,424

Total number of mutual fund shares	104,604	958,009	110,679	446,057	184,661

Cost of mutual fund shares	$ 2,177	$ 12,442	$ 1,521	$ 4,085	$ 1,288

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING Invesco	ING JPMorgan		ING JPMorgan
		Van Kampen	Emerging	ING JPMorgan	Small Cap Core
	ING Global	Growth and	Markets Equity	Emerging	Equity
	Resources	Income	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181
Total assets	6,365	854	5,594	6,010	2,181

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181

Net assets
Accumulation units	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181

Total number of mutual fund shares	327,561	40,726	310,581	334,799	167,536

Cost of mutual fund shares	$ 5,871	$ 773	$ 6,041	$ 7,097	$ 2,155

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING JPMorgan	ING Large Cap	ING Large Cap
	Small Cap Core	Growth	Value	ING Large Cap	ING Marsico
	Equity	Portfolio -	Portfolio -	Value	Growth
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 187	$ 27,276	$ 4,756	$ 431	$ 1,571
Total assets	187	27,276	4,756	431	1,571

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 187	$ 27,275	$ 4,756	$ 431	$ 1,571

Net assets
Accumulation units	$ 187	$ 25,581	$ 4,756	$ 431	$ 1,571
Contracts in payout (annuitization)
period	-	1,694	-	-	-
Total net assets	$ 187	$ 27,275	$ 4,756	$ 431	$ 1,571

Total number of mutual fund shares	14,454	2,144,319	575,791	52,656	93,497

Cost of mutual fund shares	$ 190	$ 27,713	$ 4,370	$ 430	$ 1,362

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING MFS Total				ING PIMCO
	Return	ING MFS	ING MFS	ING PIMCO	Total Return
	Portfolio -	Total Return	Utilities	High Yield	Bond
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 32,631	$ 886	$ 2,770	$ 4,207	$ 2,004
Total assets	32,631	886	2,770	4,207	2,004

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 32,630	$ 886	$ 2,770	$ 4,207	$ 2,004

Net assets
Accumulation units	$ 32,630	$ 886	$ 2,770	$ 4,207	$ 2,004
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 32,630	$ 886	$ 2,770	$ 4,207	$ 2,004

Total number of mutual fund shares	2,195,867	59,623	202,808	423,650	172,644

Cost of mutual fund shares	$ 34,971	$ 775	$ 2,500	$ 4,226	$ 2,011

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING Pioneer			ING
	ING Pioneer	Mid Cap Value	ING Pioneer	ING Retirement	Retirement
	Fund Portfolio -	Portfolio -	Mid Cap Value	Conservative	Growth
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 7,951	$ 2,100	$ 579	$ 846	$ 4,575
Total assets	7,951	2,100	579	846	4,575

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 7,951	$ 2,100	$ 579	$ 846	$ 4,575

Net assets
Accumulation units	$ 6,332	$ 2,100	$ 579	$ 846	$ 4,575
Contracts in payout (annuitization)
period	1,619	-	-	-	-
Total net assets	$ 7,951	$ 2,100	$ 579	$ 846	$ 4,575

Total number of mutual fund shares	757,252	204,314	56,338	92,122	446,805

Cost of mutual fund shares	$ 7,582	$ 1,993	$ 570	$ 836	$ 4,242

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING				ING T. Rowe
	Retirement	ING	ING T. Rowe	ING T. Rowe	Price
	Moderate	Retirement	Price Capital	Price Equity	International
	Growth	Moderate	Appreciation	Income	Stock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476
Total assets	5,336	6,382	12,364	5,626	3,476

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476

Net assets
Accumulation units	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476

Total number of mutual fund shares	504,855	588,187	540,148	491,820	351,834

Cost of mutual fund shares	$ 4,888	$ 5,805	$ 10,863	$ 4,945	$ 4,343

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

					ING American
	ING Templeton	ING U.S. Stock	ING Money	ING Money	Century Small-
	Global Growth	Index	Market	Market	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 297	$ 57	$ 82,588	$ 273	$ 1,740
Total assets	297	57	82,588	273	1,740

Liabilities
Payable to related parties	-	-	3	-	-
Total liabilities	-	-	3	-	-
Net assets	$ 297	$ 57	$ 82,585	$ 273	$ 1,740

Net assets
Accumulation units	$ 297	$ 57	$ 76,371	$ 273	$ 1,740
Contracts in payout (annuitization)
period	-	-	6,214	-	-
Total net assets	$ 297	$ 57	$ 82,585	$ 273	$ 1,740

Total number of mutual fund shares	28,314	5,545	82,588,461	273,384	154,022

Cost of mutual fund shares	$ 293	$ 54	$ 82,589	$ 273	$ 1,514

The accompanying notes are an integral part of these financial statements.

		16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Global	ING Global
	Growth	Value II	York Venture	Bond	Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,850	$ 446	$ 2,042	$ 37,678	$ 146
Total assets	3,850	446	2,042	37,678	146

Liabilities
Payable to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 3,850	$ 446	$ 2,042	$ 37,677	$ 146

Net assets
Accumulation units	$ 3,850	$ 446	$ 2,042	$ 34,632	$ -
Contracts in payout (annuitization)
period	-	-	-	3,045	146
Total net assets	$ 3,850	$ 446	$ 2,042	$ 37,677	$ 146

Total number of mutual fund shares	198,780	44,356	121,921	3,328,451	12,913

Cost of mutual fund shares	$ 3,411	$ 441	$ 1,692	$ 36,572	$ 153

The accompanying notes are an integral part of these financial statements.

		17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING Invesco
	ING Invesco	Van Kampen		ING
	Van Kampen	Equity and	ING JPMorgan	Oppenheimer	ING PIMCO
	Comstock	Income	Mid Cap Value	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 813	$ 50,727	$ 1,872	$ 73,460	$ 12,993
Total assets	813	50,727	1,872	73,460	12,993

Liabilities
Payable to related parties	-	2	-	2	-
Total liabilities	-	2	-	2	-
Net assets	$ 813	$ 50,725	$ 1,872	$ 73,458	$ 12,993

Net assets
Accumulation units	$ 813	$ 50,725	$ 1,872	$ 70,889	$ 12,993
Contracts in payout (annuitization)
period	-	-	-	2,569	-
Total net assets	$ 813	$ 50,725	$ 1,872	$ 73,458	$ 12,993

Total number of mutual fund shares	82,783	1,534,844	133,587	5,858,062	1,115,302

Cost of mutual fund shares	$ 723	$ 52,774	$ 1,728	$ 76,968	$ 12,944

The accompanying notes are an integral part of these financial statements.

		18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 16,259	$ 3,208	$ 2,159	$ 3,402	$ 1,424
Total assets	16,259	3,208	2,159	3,402	1,424

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 16,258	$ 3,208	$ 2,159	$ 3,402	$ 1,424

Net assets
Accumulation units	$ 14,237	$ 3,208	$ 2,159	$ 3,402	$ 1,424
Contracts in payout (annuitization)
period	2,021	-	-	-	-
Total net assets	$ 16,258	$ 3,208	$ 2,159	$ 3,402	$ 1,424

Total number of mutual fund shares	1,541,170	302,635	205,267	320,677	133,445

Cost of mutual fund shares	$ 13,976	$ 3,169	$ 2,001	$ 3,308	$ 1,424

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe
	ING Solution	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Income	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,072	$ 41,423	$ 28,653	$ 14,333	$ 12,298
Total assets	1,072	41,423	28,653	14,333	12,298

Liabilities
Payable to related parties	-	1	1	-	-
Total liabilities	-	1	1	-	-
Net assets	$ 1,072	$ 41,422	$ 28,652	$ 14,333	$ 12,298

Net assets
Accumulation units	$ 1,072	$ 41,422	$ 24,794	$ 13,216	$ 10,359
Contracts in payout (annuitization)
period	-	-	3,858	1,117	1,939
Total net assets	$ 1,072	$ 41,422	$ 28,652	$ 14,333	$ 12,298

Total number of mutual fund shares	101,839	5,020,909	531,504	1,505,619	446,406

Cost of mutual fund shares	$ 1,061	$ 39,794	$ 26,783	$ 17,156	$ 13,156

The accompanying notes are an integral part of these financial statements.

		20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Allocation	Allocation	Allocation	ING Growth
	Equity	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I	Class A
Assets
Investments in mutual funds
at fair value	$ 12,801	$ 7,590	$ 7,550	$ 9,597	$ 1,594
Total assets	12,801	7,590	7,550	9,597	1,594

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 12,801	$ 7,590	$ 7,550	$ 9,597	$ 1,594

Net assets
Accumulation units	$ 12,801	$ 5,465	$ 6,302	$ 7,228	$ -
Contracts in payout (annuitization)
period	-	2,125	1,248	2,369	1,594
Total net assets	$ 12,801	$ 7,590	$ 7,550	$ 9,597	$ 1,594

Total number of mutual fund shares	1,468,033	744,834	778,384	966,440	74,530

Cost of mutual fund shares	$ 12,860	$ 7,619	$ 7,668	$ 10,875	$ 1,656

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 7	Series 8	Series 9	Series 10
Assets
Investments in mutual funds
at fair value	$ 198,749	$ 7,214	$ 6,368	$ 4,855	$ 3,794
Total assets	198,749	7,214	6,368	4,855	3,794

Liabilities
Payable to related parties	6	-	-	-	-
Total liabilities	6	-	-	-	-
Net assets	$ 198,743	$ 7,214	$ 6,368	$ 4,855	$ 3,794

Net assets
Accumulation units	$ 149,929	$ 7,214	$ 6,368	$ 4,855	$ 3,794
Contracts in payout (annuitization)
period	48,814	-	-	-	-
Total net assets	$ 198,743	$ 7,214	$ 6,368	$ 4,855	$ 3,794

Total number of mutual fund shares	9,205,582	930,881	818,454	621,665	476,596

Cost of mutual fund shares	$ 177,974	$ 8,420	$ 7,593	$ 5,638	$ 4,429

The accompanying notes are an integral part of these financial statements.

		22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING GET U.S. Core Portfolio - Series 12	ING GET U.S. Core Portfolio - Series 13	ING GET U.S. Core Portfolio - Series 14	ING BlackRock Science and Technology Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733
Total assets	3,827	9,642	10,208	7,759	5,733

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733

Net assets
Accumulation units	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733

Total number of mutual fund shares	483,859	1,237,687	1,044,835	759,937	1,077,662

Cost of mutual fund shares	$ 4,207	$ 10,550	$ 10,384	$ 7,682	$ 5,771

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 34	$ 64,465	$ 8,915	$ 3,572	$ 7,623
Total assets	34	64,465	8,915	3,572	7,623

Liabilities
Payable to related parties	-	2	-	-	-
Total liabilities	-	2	-	-	-
Net assets	$ 34	$ 64,463	$ 8,915	$ 3,572	$ 7,623

Net assets
Accumulation units	$ 34	$ 48,810	$ 8,915	$ 3,572	$ 6,895
Contracts in payout (annuitization)
period	-	15,653	-	-	728
Total net assets	$ 34	$ 64,463	$ 8,915	$ 3,572	$ 7,623

Total number of mutual fund shares	3,987	4,726,190	585,734	257,911	1,039,937

Cost of mutual fund shares	$ 36	$ 71,657	$ 9,672	$ 3,611	$ 8,015

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Large Cap	Large Cap
	Index	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 34	$ 24,963	$ 14,737	$ 7,094	$ 1,283
Total assets	34	24,963	14,737	7,094	1,283

Liabilities
Payable to related parties	-	1	1	-	-
Total liabilities	-	1	1	-	-
Net assets	$ 34	$ 24,962	$ 14,736	$ 7,094	$ 1,283

Net assets
Accumulation units	$ 34	$ 24,727	$ 12,167	$ 7,094	$ 1,283
Contracts in payout (annuitization)
period	-	235	2,569	-	-
Total net assets	$ 34	$ 24,962	$ 14,736	$ 7,094	$ 1,283

Total number of mutual fund shares	4,622	1,684,445	1,506,889	567,041	102,912

Cost of mutual fund shares	$ 37	$ 18,700	$ 12,406	$ 6,251	$ 1,144

The accompanying notes are an integral part of these financial statements.

		25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 576	$ 500	$ 571	$ 26,267	$ 2,504
Total assets	576	500	571	26,267	2,504

Liabilities
Payable to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 576	$ 500	$ 571	$ 26,266	$ 2,504

Net assets
Accumulation units	$ 576	$ 500	$ 571	$ 22,356	$ 2,504
Contracts in payout (annuitization)
period	-	-	-	3,910	-
Total net assets	$ 576	$ 500	$ 571	$ 26,266	$ 2,504

Total number of mutual fund shares	36,183	44,869	48,564	1,473,995	226,200

Cost of mutual fund shares	$ 633	$ 514	$ 593	$ 25,531	$ 2,485

The accompanying notes are an integral part of these financial statements.

		26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

ING
	International	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap
	Value	Opportunities	Opportunities	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075
Total assets	1,333	1,849	3,438	767	2,075

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075

Net assets
Accumulation units	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075

Total number of mutual fund shares	189,378	159,025	302,418	35,763	99,224

Cost of mutual fund shares	$ 1,417	$ 1,739	$ 2,724	$ 768	$ 1,816

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

				Janus Aspen	Janus Aspen
	Invesco V.I.		Janus Aspen	Series	Series Flexible
	Capital	Invesco V.I.	Series Balanced	Enterprise	Bond
	Appreciation	Core Equity	Portfolio -	Portfolio -	Portfolio -
	Fund - Series I	Fund - Series I	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 600	$ 1,485	$ 14	$ -	$ 3
Total assets	600	1,485	14	-	3

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 600	$ 1,485	$ 14	$ -	$ 3

Net assets
Accumulation units	$ 557	$ 1,309	$ 14	$ -	$ 3
Contracts in payout (annuitization)
period	43	176	-	-
Total net assets	$ 600	$ 1,485	$ 14	$ -	$ 3

Total number of mutual fund shares	28,013	55,590	543	1	269

Cost of mutual fund shares	$ 653	$ 1,366	$ 14	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Janus Aspen	Lord Abbett
	Series	Series Fund -
	Worldwide	Mid-Cap			Oppenheimer
	Portfolio -	Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio -	Global	Main Street	Small- & Mid-
	Shares	Class VC	Securities/VA	Fund®/VA	Cap Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 1	$ 2,073	$ 47	$ 267	$ 599
Total assets	1	2,073	47	267	599

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1	$ 2,073	$ 47	$ 267	$ 599

Net assets
Accumulation units	$ 1	$ 2,073	$ 47	$ -	$ 599
Contracts in payout (annuitization)
period	-	-	-	267	-
Total net assets	$ 1	$ 2,073	$ 47	$ 267	$ 599

Total number of mutual fund shares	46	130,681	1,727	12,903	34,910

Cost of mutual fund shares	$ 2	$ 2,089	$ 54	$ 288	$ 536

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		PIMCO Real	Pioneer
	Oppenheimer	Return	Emerging	Pioneer High
	Small- & Mid-	Portfolio -	Markets VCT	Yield VCT
	Cap Growth	Administrative	Portfolio -	Portfolio -	Wanger
	Fund/VA	Class	Class I	Class I	International
Assets
Investments in mutual funds
at fair value	$ 136	$ 7,882	$ 1,027	$ 417	$ 1,705
Total assets	136	7,882	1,027	417	1,705

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 136	$ 7,882	$ 1,027	$ 417	$ 1,705

Net assets
Accumulation units	$ -	$ 7,882	$ 1,027	$ 417	$ 1,705
Contracts in payout (annuitization)
period	136	-	-	-	-
Total net assets	$ 136	$ 7,882	$ 1,027	$ 417	$ 1,705

Total number of mutual fund shares	2,886	565,019	42,651	42,020	59,238

Cost of mutual fund shares	$ 145	$ 7,555	$ 1,279	$ 418	$ 1,957

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 2,332	$ 705
Total assets	2,332	705

Liabilities
Payable to related parties	-	-
Total liabilities	-	-
Net assets	$ 2,332	$ 705

Net assets
Accumulation units	$ 2,332	$ 705
Contracts in payout (annuitization)
period	-	-
Total net assets	$ 2,332	$ 705

Total number of mutual fund shares	99,890	23,667

Cost of mutual fund shares	$ 2,302	$ 783

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	American Funds Insurance Series® Growth- Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Fund for U.S. Government Securities II
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 14	$ 44	$ 52
Total investment income	-	-	14	44	52
Expenses:
Mortality and expense risk and
other charges	-	-	10	82	17
Total expenses	-	-	10	82	17
Net investment income (loss)	-	-	4	(38)	35

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	(23)	51	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	(23)	51	1
Net unrealized appreciation
(depreciation) of investments	-	(1)	51	(420)	14
Net realized and unrealized gain (loss)
on investments	-	-	28	(369)	15
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 32	$ (407)	$ 50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Volatility Fund II	Federated Prime Money Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$ 358	$ 21	$ 138	$ -	$ 1,384
Total investment income	358	21	138	-	1,384
Expenses:
Mortality and expense risk and
other charges	56	27	49	25	710
Total expenses	56	27	49	25	710
Net investment income (loss)	302	(6)	89	(25)	674

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(83)	25	-	-	(3,030)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(83)	25	-	-	(3,030)
Net unrealized appreciation
(depreciation) of investments	(77)	(306)	14	-	2,401
Net realized and unrealized gain (loss)
on investments	(160)	(281)	14	-	(629)
Net increase (decrease) in net assets
resulting from operations	$ 142	$ (287)	$ 103	$ (25)	$ 45

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$ 36	$ 15	$ 58	$ 1,127	$ 376
Total investment income	36	15	58	1,127	376
Expenses:
Mortality and expense risk and
other charges	89	2	39	1,346	285
Total expenses	89	2	39	1,346	285
Net investment income (loss)	(53)	13	19	(219)	91

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	372	9	(507)	(4,829)	828
Capital gains distributions	34	-	9	-	504
Total realized gain (loss) on investments
and capital gains distributions	406	9	(498)	(4,829)	1,332
Net unrealized appreciation
(depreciation) of investments	(390)	(16)	(336)	1,292	(1,246)
Net realized and unrealized gain (loss)
on investments	16	(7)	(834)	(3,537)	86
Net increase (decrease) in net assets
resulting from operations	$ (37)	$ 6	$ (815)	$ (3,756)	$ 177

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Asset Allocation Portfolio
Net investment income (loss)
Income:
Dividends	$ 24	$ 22	$ 2,076	$ 4,537	$ -
Total investment income	24	22	2,076	4,537	-
Expenses:
Mortality and expense risk and
other charges	11	28	903	1,105	1
Total expenses	11	28	903	1,105	1
Net investment income (loss)	13	(6)	1,173	3,432	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	139	(1,388)	(1,337)	(1)
Capital gains distributions	21	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	23	139	(1,388)	(1,337)	(1)
Net unrealized appreciation
(depreciation) of investments	11	(250)	(1,511)	3,744	(4)
Net realized and unrealized gain (loss)
on investments	34	(111)	(2,899)	2,407	(5)
Net increase (decrease) in net assets
resulting from operations	$ 47	$ (117)	$ (1,726)	$ 5,839	$ (6)

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio - Service Class	ING Artio Foreign Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 22	$ 89	$ 183	$ -	$ 72
Total investment income	22	89	183	-	72
Expenses:
Mortality and expense risk and
other charges	140	7	142	1	35
Total expenses	140	7	142	1	35
Net investment income (loss)	(118)	82	41	(1)	37

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(916)	(1,021)	(1,498)	(21)	(260)
Capital gains distributions	1	-	60	1	-
Total realized gain (loss) on investments
and capital gains distributions	(915)	(1,021)	(1,438)	(20)	(260)
Net unrealized appreciation
(depreciation) of investments	452	1,014	(387)	1	(668)
Net realized and unrealized gain (loss)
on investments	(463)	(7)	(1,825)	(19)	(928)
Net increase (decrease) in net assets
resulting from operations	$ (581)	$ 75	$ (1,784)	$ (20)	$ (891)

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	ING BlackRock Inflation Protected Bond Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 8	$ 10	$ 135	$ 58
Total investment income	2	8	10	135	58
Expenses:
Mortality and expense risk and
other charges	2	2	11	282	13
Total expenses	2	2	11	282	13
Net investment income (loss)	-	6	(1)	(147)	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	1	2	(1,036)	77
Capital gains distributions	-	13	26	-	-
Total realized gain (loss) on investments
and capital gains distributions	29	14	28	(1,036)	77
Net unrealized appreciation
(depreciation) of investments	(34)	15	47	744	(217)
Net realized and unrealized gain (loss)
on investments	(5)	29	75	(292)	(140)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ 35	$ 74	$ (439)	$ (95)

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Clarion		ING Core	ING FMRSM
	Global Real	ING Clarion	Growth and	Diversified Mid	ING FMRSM
	Estate	Real Estate	Income	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Institutional	Cap Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 33	$ 31	$ 20	$ 31	$ 4
Total investment income	33	31	20	31	4
Expenses:
Mortality and expense risk and
other charges	11	20	8	201	15
Total expenses	11	20	8	201	15
Net investment income (loss)	22	11	12	(170)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(135)	328	32	215	221
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(135)	328	32	215	221
Net unrealized appreciation
(depreciation) of investments	52	(128)	(144)	(1,860)	(415)
Net realized and unrealized gain (loss)
on investments	(83)	200	(112)	(1,645)	(194)
Net increase (decrease) in net assets
resulting from operations	$ (61)	$ 211	$ (100)	$ (1,815)	$ (205)

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Franklin Income Portfolio - Service Class	ING Franklin Mutual Shares Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 241	$ 59	$ 46	$ 10	$ 79
Total investment income	241	59	46	10	79
Expenses:
Mortality and expense risk and
other charges	52	20	79	8	90
Total expenses	52	20	79	8	90
Net investment income (loss)	189	39	(33)	2	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(94)	(126)	(352)	(70)	262
Capital gains distributions	-	-	-	-	235
Total realized gain (loss) on investments
and capital gains distributions	(94)	(126)	(352)	(70)	497
Net unrealized appreciation
(depreciation) of investments	(50)	45	(450)	51	(1,966)
Net realized and unrealized gain (loss)
on investments	(144)	(81)	(802)	(19)	(1,469)
Net increase (decrease) in net assets
resulting from operations	$ 45	$ (42)	$ (835)	$ (17)	$ (1,480)

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 78	$ 14	$ 1	$ 86	$ 57
Total investment income	78	14	1	86	57
Expenses:
Mortality and expense risk and
other charges	74	26	2	347	44
Total expenses	74	26	2	347	44
Net investment income (loss)	4	(12)	(1)	(261)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	602	(35)	8	766	(339)
Capital gains distributions	303	-	-	1,832	-
Total realized gain (loss) on investments
and capital gains distributions	905	(35)	8	2,598	(339)
Net unrealized appreciation
(depreciation) of investments	(2,969)	(44)	(29)	(2,195)	404
Net realized and unrealized gain (loss)
on investments	(2,064)	(79)	(21)	403	65
Net increase (decrease) in net assets
resulting from operations	$ (2,060)	$ (91)	$ (22)	$ 142	$ 78

The accompanying notes are an integral part of these financial statements.

	40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Large Cap Value Portfolio - Service Class	ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Growth and Income Portfolio - Service Class	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 7	$ -	$ 3	$ 974
Total investment income	5	7	-	3	974
Expenses:
Mortality and expense risk and
other charges	5	1	-	14	462
Total expenses	5	1	-	14	462
Net investment income (loss)	-	6	-	(11)	512

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(33)	108	91	(1,838)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6)	(33)	108	91	(1,838)
Net unrealized appreciation
(depreciation) of investments	1	91	(97)	(112)	1,620
Net realized and unrealized gain (loss)
on investments	(5)	58	11	(21)	(218)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ 64	$ 11	$ (32)	$ 294

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING PIMCO Total Return Bond Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 25	$ 95	$ 324	$ 43	$ 137
Total investment income	25	95	324	43	137
Expenses:
Mortality and expense risk and
other charges	8	23	51	11	115
Total expenses	8	23	51	11	115
Net investment income (loss)	17	72	273	32	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(110)	289	(70)	(820)
Capital gains distributions	-	-	-	42	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(110)	289	(28)	(820)
Net unrealized appreciation
(depreciation) of investments	(7)	176	(417)	(7)	274
Net realized and unrealized gain (loss)
on investments	(10)	66	(128)	(35)	(546)
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 138	$ 145	$ (3)	$ (524)

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Retirement Conservative Portfolio - Adviser Class	ING Retirement Growth Portfolio - Adviser Class	ING Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Income:
Dividends	$ 35	$ 8	$ 3	$ 45	$ 57
Total investment income	35	8	3	45	57
Expenses:
Mortality and expense risk and
other charges	22	9	3	65	70
Total expenses	22	9	3	65	70
Net investment income (loss)	13	(1)	-	(20)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(149)	98	(4)	187	227
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(149)	98	(2)	187	227
Net unrealized appreciation
(depreciation) of investments	15	(132)	10	(298)	(251)
Net realized and unrealized gain (loss)
on investments	(134)	(34)	8	(111)	(24)
Net increase (decrease) in net assets
resulting from operations	$ (121)	$ (35)	$ 8	$ (131)	$ (37)

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

				ING T. Rowe
	ING	ING T. Rowe	ING T. Rowe	Price
	Retirement	Price Capital	Price Equity	International	ING Templeton
	Moderate	Appreciation	Income	Stock	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 93	$ 227	$ 114	$ 144	$ 5
Total investment income	93	227	114	144	5
Expenses:
Mortality and expense risk and
other charges	85	105	57	49	4
Total expenses	85	105	57	49	4
Net investment income (loss)	8	122	57	95	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	143	(153)	210	(485)	(28)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	143	(153)	210	(485)	(28)
Net unrealized appreciation
(depreciation) of investments	(69)	307	(376)	(158)	-
Net realized and unrealized gain (loss)
on investments	74	154	(166)	(643)	(28)
Net increase (decrease) in net assets
resulting from operations	$ 82	$ 276	$ (109)	$ (548)	$ (27)

The accompanying notes are an integral part of these financial statements. 44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING U.S. Stock Index Portfolio - Service Class	ING Money Market Portfolio - Class I	ING Money Market Portfolio - Class S	ING American Century Small- Mid Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ 19	$ -
Total investment income	1	1	-	19	-
Expenses:
Mortality and expense risk and
other charges	-	1,057	2	14	37
Total expenses	-	1,057	2	14	37
Net investment income (loss)	1	(1,056)	(2)	5	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	-	186	62
Capital gains distributions	3	16	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	16	-	186	62
Net unrealized appreciation
(depreciation) of investments	(3)	-	-	(244)	2
Net realized and unrealized gain (loss)
on investments	1	16	-	(58)	64
Net increase (decrease) in net assets
resulting from operations	$ 2	$ (1,040)	$ (2)	$ (53)	$ 27

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Columbia Small Cap Value II Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 24	$ 3,015	$ 18	$ 12
Total investment income	3	24	3,015	18	12
Expenses:
Mortality and expense risk and
other charges	6	25	493	3	7
Total expenses	6	25	493	3	7
Net investment income (loss)	(3)	(1)	2,522	15	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	(37)	1,247	26	(33)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	(37)	1,247	26	(33)
Net unrealized appreciation
(depreciation) of investments	(64)	(100)	(2,686)	(36)	8
Net realized and unrealized gain (loss)
on investments	(55)	(137)	(1,439)	(10)	(25)
Net increase (decrease) in net assets
resulting from operations	$ (58)	$ (138)	$ 1,083	$ 5	$ (20)

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 1,201	$ 16	$ 71	$ 1,241	$ 365
Total investment income	1,201	16	71	1,241	365
Expenses:
Mortality and expense risk and
other charges	676	16	15	1,012	112
Total expenses	676	16	15	1,012	112
Net investment income (loss)	525	-	56	229	253

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	354	(38)	443	1,772	248
Capital gains distributions	-	-	4,857	-	418
Total realized gain (loss) on investments
and capital gains distributions	354	(38)	5,300	1,772	666
Net unrealized appreciation
(depreciation) of investments	(2,098)	50	(5,049)	(9,427)	(630)
Net realized and unrealized gain (loss)
on investments	(1,744)	12	251	(7,655)	36
Net increase (decrease) in net assets
resulting from operations	$ (1,219)	$ 12	$ 307	$ (7,426)	$ 289

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 1,025	$ 105	$ 44	$ 53	$ 14
Total investment income	1,025	105	44	53	14
Expenses:
Mortality and expense risk and
other charges	226	29	17	25	9
Total expenses	226	29	17	25	9
Net investment income (loss)	799	76	27	28	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	997	(43)	4	103	77
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	997	(43)	4	103	77
Net unrealized appreciation
(depreciation) of investments	(2,141)	(72)	(110)	(324)	(162)
Net realized and unrealized gain (loss)
on investments	(1,144)	(115)	(106)	(221)	(85)
Net increase (decrease) in net assets
resulting from operations	$ (345)	$ (39)	$ (79)	$ (193)	$ (80)

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$ 33	$ 152	$ -	$ 330	$ 111
Total investment income	33	152	-	330	111
Expenses:
Mortality and expense risk and
other charges	7	534	392	201	182
Total expenses	7	534	392	201	182
Net investment income (loss)	26	(382)	(392)	129	(71)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	1,060	1,126	(949)	944
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13	1,060	1,126	(949)	944
Net unrealized appreciation
(depreciation) of investments	(34)	(2,701)	(1,420)	(1,455)	(2,953)
Net realized and unrealized gain (loss)
on investments	(21)	(1,641)	(294)	(2,404)	(2,009)
Net increase (decrease) in net assets
resulting from operations	$ 5	$ (2,023)	$ (686)	$ (2,275)	$ (2,080)

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A
Net investment income (loss)
Income:
Dividends	$ 155	$ 378	$ 221	$ 350	$ 14
Total investment income	155	378	221	350	14
Expenses:
Mortality and expense risk and
other charges	179	112	98	131	20
Total expenses	179	112	98	131	20
Net investment income (loss)	(24)	266	123	219	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	648	(850)	(1,189)	(587)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	648	(850)	(1,189)	(587)	(4)
Net unrealized appreciation
(depreciation) of investments	(1,111)	589	790	194	(62)
Net realized and unrealized gain (loss)
on investments	(463)	(261)	(399)	(393)	(66)
Net increase (decrease) in net assets
resulting from operations	$ (487)	$ 5	$ (276)	$ (174)	$ (72)

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8
Net investment income (loss)
Income:
Dividends	$ 2,619	$ 34	$ 453	$ 180	$ 115
Total investment income	2,619	34	453	180	115
Expenses:
Mortality and expense risk and
other charges	2,388	14	219	141	118
Total expenses	2,388	14	219	141	118
Net investment income (loss)	231	20	234	39	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,877	(339)	(3,173)	(476)	(315)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,877	(339)	(3,173)	(476)	(315)
Net unrealized appreciation
(depreciation) of investments	(8,258)	291	2,665	293	170
Net realized and unrealized gain (loss)
on investments	(3,381)	(48)	(508)	(183)	(145)
Net increase (decrease) in net assets
resulting from operations	$ (3,150)	$ (28)	$ (274)	$ (144)	$ (148)

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING GET U.S. Core Portfolio - Series 12	ING GET U.S. Core Portfolio - Series 13
Net investment income (loss)
Income:
Dividends	$ 117	$ 106	$ 97	$ 282	$ 252
Total investment income	117	106	97	282	252
Expenses:
Mortality and expense risk and
other charges	94	69	74	185	191
Total expenses	94	69	74	185	191
Net investment income (loss)	23	37	23	97	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(352)	(142)	(298)	(942)	(116)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(352)	(142)	(298)	(942)	(116)
Net unrealized appreciation
(depreciation) of investments	225	54	242	780	72
Net realized and unrealized gain (loss)
on investments	(127)	(88)	(56)	(162)	(44)
Net increase (decrease) in net assets
resulting from operations	$ (104)	$ (51)	$ (33)	$ (65)	$ 17

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 14	ING BlackRock Science and Technology Opportunities Portfolio - Class I	ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$ 262	$ -	$ 1	$ 1,362	$ 76
Total investment income	262	-	1	1,362	76
Expenses:
Mortality and expense risk and
other charges	140	71	-	832	76
Total expenses	140	71	-	832	76
Net investment income (loss)	122	(71)	1	530	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	767	1	(4,184)	(131)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	767	1	(4,184)	(131)
Net unrealized appreciation
(depreciation) of investments	15	(1,469)	(7)	2,963	(5)
Net realized and unrealized gain (loss)
on investments	12	(702)	(6)	(1,221)	(136)
Net increase (decrease) in net assets
resulting from operations	$ 134	$ (773)	$ (5)	$ (691)	$ (136)

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$ 29	$ 244	$ 1	$ 336	$ 301
Total investment income	29	244	1	336	301
Expenses:
Mortality and expense risk and
other charges	30	111	1	339	214
Total expenses	30	111	1	339	214
Net investment income (loss)	(1)	133	-	(3)	87

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(221)	202	4	1,181	1,638
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(221)	202	4	1,181	1,638
Net unrealized appreciation
(depreciation) of investments	182	(1,522)	(8)	(382)	(1,446)
Net realized and unrealized gain (loss)
on investments	(39)	(1,320)	(4)	799	192
Net increase (decrease) in net assets
resulting from operations	$ (40)	$ (1,187)	$ (4)	$ 796	$ 279

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$ 137	$ 22	$ 3	$ 6	$ 5
Total investment income	137	22	3	6	5
Expenses:
Mortality and expense risk and
other charges	91	20	5	4	4
Total expenses	91	20	5	4	4
Net investment income (loss)	46	2	(2)	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	262	43	18	28	5
Capital gains distributions	-	-	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	262	43	18	32	5
Net unrealized appreciation
(depreciation) of investments	(322)	(58)	(84)	(46)	(41)
Net realized and unrealized gain (loss)
on investments	(60)	(15)	(66)	(14)	(36)
Net increase (decrease) in net assets
resulting from operations	$ (14)	$ (13)	$ (68)	$ (12)	$ (35)

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Small Company Portfolio - Class I	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Income:
Dividends	$ 121	$ 42	$ 43	$ -	$ -
Total investment income	121	42	43	-	-
Expenses:
Mortality and expense risk and
other charges	350	14	15	18	41
Total expenses	350	14	15	18	41
Net investment income (loss)	(229)	28	28	(18)	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(917)	15	(97)	225	443
Capital gains distributions	-	20	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(917)	35	(97)	225	443
Net unrealized appreciation
(depreciation) of investments	179	27	(209)	(271)	(504)
Net realized and unrealized gain (loss)
on investments	(738)	62	(306)	(46)	(61)
Net increase (decrease) in net assets
resulting from operations	$ (967)	$ 90	$ (278)	$ (64)	$ (102)

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class S	Invesco V.I. Capital Appreciation Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 15	$ -
Total investment income	-	-	1	15	-
Expenses:
Mortality and expense risk and
other charges	8	26	5	16	-
Total expenses	8	26	5	16	-
Net investment income (loss)	(8)	(26)	(4)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	71	111	(11)	7	-
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	71	111	(11)	7	1
Net unrealized appreciation
(depreciation) of investments	(91)	(93)	(33)	(18)	(1)
Net realized and unrealized gain (loss)
on investments	(20)	18	(44)	(11)	-
Net increase (decrease) in net assets
resulting from operations	$ (28)	$ (8)	$ (48)	$ (12)	$ -

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 5
Total investment income	-	-	-	-	5
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	22
Total expenses	-	-	-	-	22
Net investment income (loss)	-	-	-	-	(17)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	(198)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	(198)
Net unrealized appreciation
(depreciation) of investments	-	-	-	-	100
Net realized and unrealized gain (loss)
on investments	-	-	-	-	(98)
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ -	$ -	$ (115)

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Oppenheimer Global Securities/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small- & Mid- Cap Fund®/VA	Oppenheimer Small- & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ 5	$ -	$ 363
Total investment income	1	2	5	-	363
Expenses:
Mortality and expense risk and
other charges	-	3	6	1	54
Total expenses	-	3	6	1	54
Net investment income (loss)	1	(1)	(1)	(1)	309

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(19)	(24)	2	255
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(19)	(24)	2	255
Net unrealized appreciation
(depreciation) of investments	(4)	11	(5)	(11)	72
Net realized and unrealized gain (loss)
on investments	(5)	(8)	(29)	(9)	327
Net increase (decrease) in net assets
resulting from operations	$ (4)	$ (9)	$ (30)	$ (10)	$ 636

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$ 8	$ 29	$ 89	$ 63	$ -
Total investment income	8	29	89	63	-
Expenses:
Mortality and expense risk and
other charges	22	5	16	24	7
Total expenses	22	5	16	24	7
Net investment income (loss)	(14)	24	73	39	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	64	113	227	110
Capital gains distributions	-	-	45	-	79
Total realized gain (loss) on investments
and capital gains distributions	(38)	64	158	227	189
Net unrealized appreciation
(depreciation) of investments	(814)	(108)	(547)	(825)	(237)
Net realized and unrealized gain (loss)
on investments	(852)	(44)	(389)	(598)	(48)
Net increase (decrease) in net assets
resulting from operations	$ (866)	$ (20)	$ (316)	$ (559)	$ (55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	American Funds Insurance Series® Growth- Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares
Net assets at January 1, 2010	$ -	$ -	$ 1,241	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	2	(74)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(99)	(23)
Net unrealized appreciation (depreciation)
of investments	-	-	211	527
Net increase (decrease) in net assets from operations	-	-	114	430
Changes from principal transactions:
Total unit transactions	-	4	(393)	6,081
Increase (decrease) in assets derived from principal
transactions	-	4	(393)	6,081
Total increase (decrease)	-	4	(279)	6,511
Net assets at December 31, 2010	-	4	962	6,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	4	(38)
Total realized gain (loss) on investments
and capital gains distributions	-	1	(23)	51
Net unrealized appreciation (depreciation)
of investments	-	(1)	51	(420)
Net increase (decrease) in net assets from operations	-	-	32	(407)
Changes from principal transactions:
Total unit transactions	2	(2)	29	(1,062)
Increase (decrease) in assets derived from principal
transactions	2	(2)	29	(1,062)
Total increase (decrease)	2	(2)	61	(1,469)
Net assets at December 31, 2011	$ 2	$ 2	$ 1,023	$ 5,042

The accompanying notes are an integral part of these financial statements.

	61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Volatility Fund II
Net assets at January 1, 2010	$ 1,615	$ 4,314	$ -	$ 1,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	286	(24)	60
Total realized gain (loss) on investments
and capital gains distributions	13	(112)	8	1
Net unrealized appreciation (depreciation)
of investments	(5)	345	270	251
Net increase (decrease) in net assets from operations	55	519	254	312
Changes from principal transactions:
Total unit transactions	(410)	(718)	1,882	1,713
Increase (decrease) in assets derived from principal
transactions	(410)	(718)	1,882	1,713
Total increase (decrease)	(355)	(199)	2,136	2,025
Net assets at December 31, 2010	1,260	4,115	2,136	3,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	302	(6)	89
Total realized gain (loss) on investments
and capital gains distributions	1	(83)	25	-
Net unrealized appreciation (depreciation)
of investments	14	(77)	(306)	14
Net increase (decrease) in net assets from operations	50	142	(287)	103
Changes from principal transactions:
Total unit transactions	(185)	(504)	(239)	(553)
Increase (decrease) in assets derived from principal
transactions	(185)	(504)	(239)	(553)
Total increase (decrease)	(135)	(362)	(526)	(450)
Net assets at December 31, 2011	$ 1,125	$ 3,753	$ 1,610	$ 3,112

The accompanying notes are an integral part of these financial statements.

	62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Federated Prime Money Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net assets at January 1, 2010	$ 1,502	$ 65,887	$ 8,618	$ 192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	330	(46)	12
Total realized gain (loss) on investments
and capital gains distributions	-	(4,229)	172	6
Net unrealized appreciation (depreciation)
of investments	-	11,756	1,754	4
Net increase (decrease) in net assets from operations	(29)	7,857	1,880	22
Changes from principal transactions:
Total unit transactions	486	(10,646)	(704)	(27)
Increase (decrease) in assets derived from principal
transactions	486	(10,646)	(704)	(27)
Total increase (decrease)	457	(2,789)	1,176	(5)
Net assets at December 31, 2010	1,959	63,098	9,794	187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	674	(53)	13
Total realized gain (loss) on investments
and capital gains distributions	-	(3,030)	406	9
Net unrealized appreciation (depreciation)
of investments	-	2,401	(390)	(16)
Net increase (decrease) in net assets from operations	(25)	45	(37)	6
Changes from principal transactions:
Total unit transactions	(452)	(10,229)	(476)	29
Increase (decrease) in assets derived from principal
transactions	(452)	(10,229)	(476)	29
Total increase (decrease)	(477)	(10,184)	(513)	35
Net assets at December 31, 2011	$ 1,482	$ 52,914	$ 9,281	$ 222

The accompanying notes are an integral part of these financial statements.

	63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2010	$ 5,452	$ 126,570	$ 22,865	$ 914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	66	101	19
Total realized gain (loss) on investments
and capital gains distributions	(1,106)	(3,804)	1,180	12
Net unrealized appreciation (depreciation)
of investments	1,618	21,493	1,431	24
Net increase (decrease) in net assets from operations	531	17,755	2,712	55
Changes from principal transactions:
Total unit transactions	(1,054)	(17,155)	(3,475)	(101)
Increase (decrease) in assets derived from principal
transactions	(1,054)	(17,155)	(3,475)	(101)
Total increase (decrease)	(523)	600	(763)	(46)
Net assets at December 31, 2010	4,929	127,170	22,102	868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(219)	91	13
Total realized gain (loss) on investments
and capital gains distributions	(498)	(4,829)	1,332	23
Net unrealized appreciation (depreciation)
of investments	(336)	1,292	(1,246)	11
Net increase (decrease) in net assets from operations	(815)	(3,756)	177	47
Changes from principal transactions:
Total unit transactions	(664)	(18,884)	(3,548)	(174)
Increase (decrease) in assets derived from principal
transactions	(664)	(18,884)	(3,548)	(174)
Total increase (decrease)	(1,479)	(22,640)	(3,371)	(127)
Net assets at December 31, 2011	$ 3,450	$ 104,530	$ 18,731	$ 741

The accompanying notes are an integral part of these financial statements.

	64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Asset Allocation Portfolio
Net assets at January 1, 2010	$ 3,377	$ 80,515	$ 104,817	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1,290	3,817	-
Total realized gain (loss) on investments
and capital gains distributions	(622)	(1,473)	(1,292)	-
Net unrealized appreciation (depreciation)
of investments	1,416	9,754	6,154	-
Net increase (decrease) in net assets from operations	791	9,571	8,679	-
Changes from principal transactions:
Total unit transactions	(751)	(9,042)	(12,435)	-
Increase (decrease) in assets derived from principal
transactions	(751)	(9,042)	(12,435)	-
Total increase (decrease)	40	529	(3,756)	-
Net assets at December 31, 2010	3,417	81,044	101,061	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	1,173	3,432	(1)
Total realized gain (loss) on investments
and capital gains distributions	139	(1,388)	(1,337)	(1)
Net unrealized appreciation (depreciation)
of investments	(250)	(1,511)	3,744	(4)
Net increase (decrease) in net assets from operations	(117)	(1,726)	5,839	(6)
Changes from principal transactions:
Total unit transactions	(513)	(10,534)	(5,360)	125
Increase (decrease) in assets derived from principal
transactions	(513)	(10,534)	(5,360)	125
Total increase (decrease)	(630)	(12,260)	479	119
Net assets at December 31, 2011	$ 2,787	$ 68,784	$ 101,540	$ 119

The accompanying notes are an integral part of these financial statements.

	65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio - Service Class
Net assets at January 1, 2010	$ 14,407	$ 12,494	$ 16,435	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(141)	(32)	(40)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,563)	(1,195)	(2,502)	-
Net unrealized appreciation (depreciation)
of investments	3,569	2,081	3,068	-
Net increase (decrease) in net assets from operations	1,865	854	526	-
Changes from principal transactions:
Total unit transactions	(3,747)	(3,233)	(3,522)	-
Increase (decrease) in assets derived from principal
transactions	(3,747)	(3,233)	(3,522)	-
Total increase (decrease)	(1,882)	(2,379)	(2,996)	-
Net assets at December 31, 2010	12,525	10,115	13,439	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	82	41	(1)
Total realized gain (loss) on investments
and capital gains distributions	(915)	(1,021)	(1,438)	(20)
Net unrealized appreciation (depreciation)
of investments	452	1,014	(387)	1
Net increase (decrease) in net assets from operations	(581)	75	(1,784)	(20)
Changes from principal transactions:
Total unit transactions	(2,069)	(10,190)	(2,351)	158
Increase (decrease) in assets derived from principal
transactions	(2,069)	(10,190)	(2,351)	158
Total increase (decrease)	(2,650)	(10,115)	(4,135)	138
Net assets at December 31, 2011	$ 9,875	$ -	$ 9,304	$ 138

The accompanying notes are an integral part of these financial statements.

	66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Artio Foreign Portfolio - Service Class	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	ING BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2010	$ 7,153	$ 283	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(2)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	(2,243)	1	2	-
Net unrealized appreciation (depreciation)
of investments	2,467	14	(2)	-
Net increase (decrease) in net assets from operations	174	13	(1)	-
Changes from principal transactions:
Total unit transactions	(2,556)	(82)	298	-
Increase (decrease) in assets derived from principal
transactions	(2,556)	(82)	298	-
Total increase (decrease)	(2,382)	(69)	297	-
Net assets at December 31, 2010	4,771	214	297	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	-	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	(260)	29	14	28
Net unrealized appreciation (depreciation)
of investments	(668)	(34)	15	47
Net increase (decrease) in net assets from operations	(891)	(5)	35	74
Changes from principal transactions:
Total unit transactions	(880)	183	(4)	3,312
Increase (decrease) in assets derived from principal
transactions	(880)	183	(4)	3,312
Total increase (decrease)	(1,771)	178	31	3,386
Net assets at December 31, 2011	$ 3,000	$ 392	$ 328	$ 3,386

The accompanying notes are an integral part of these financial statements.

	67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2010	$ 24,319	$ 1,713	$ 1,118	$ 1,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170)	115	81	57
Total realized gain (loss) on investments
and capital gains distributions	(1,602)	(62)	(158)	(150)
Net unrealized appreciation (depreciation)
of investments	4,463	164	224	549
Net increase (decrease) in net assets from operations	2,691	217	147	456
Changes from principal transactions:
Total unit transactions	(2,780)	(311)	(120)	293
Increase (decrease) in assets derived from principal
transactions	(2,780)	(311)	(120)	293
Total increase (decrease)	(89)	(94)	27	749
Net assets at December 31, 2010	24,230	1,619	1,145	2,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(147)	45	22	11
Total realized gain (loss) on investments
and capital gains distributions	(1,036)	77	(135)	328
Net unrealized appreciation (depreciation)
of investments	744	(217)	52	(128)
Net increase (decrease) in net assets from operations	(439)	(95)	(61)	211
Changes from principal transactions:
Total unit transactions	(2,795)	66	(226)	(33)
Increase (decrease) in assets derived from principal
transactions	(2,795)	66	(226)	(33)
Total increase (decrease)	(3,234)	(29)	(287)	178
Net assets at December 31, 2011	$ 20,996	$ 1,590	$ 858	$ 2,480

The accompanying notes are an integral part of these financial statements.

	68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Core Growth and Income Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Franklin Income Portfolio - Service Class
Net assets at January 1, 2010	$ 1,347	$ 16,149	$ 1,237	$ 4,595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(145)	(10)	176
Total realized gain (loss) on investments
and capital gains distributions	276	(469)	(60)	(270)
Net unrealized appreciation (depreciation)
of investments	(164)	4,608	409	561
Net increase (decrease) in net assets from operations	102	3,994	339	467
Changes from principal transactions:
Total unit transactions	(109)	(1,865)	431	(755)
Increase (decrease) in assets derived from principal
transactions	(109)	(1,865)	431	(755)
Total increase (decrease)	(7)	2,129	770	(288)
Net assets at December 31, 2010	1,340	18,278	2,007	4,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(170)	(11)	189
Total realized gain (loss) on investments
and capital gains distributions	32	215	221	(94)
Net unrealized appreciation (depreciation)
of investments	(144)	(1,860)	(415)	(50)
Net increase (decrease) in net assets from operations	(100)	(1,815)	(205)	45
Changes from principal transactions:
Total unit transactions	(1,240)	(3,453)	(308)	(12)
Increase (decrease) in assets derived from principal
transactions	(1,240)	(3,453)	(308)	(12)
Total increase (decrease)	(1,340)	(5,268)	(513)	33
Net assets at December 31, 2011	$ -	$ 13,010	$ 1,494	$ 4,340

The accompanying notes are an integral part of these financial statements.

	69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Franklin Mutual Shares Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2010	$ 2,349	$ 8,735	$ 865	$ 6,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(3)	(5)	(40)
Total realized gain (loss) on investments
and capital gains distributions	(272)	(1,578)	(47)	15
Net unrealized appreciation (depreciation)
of investments	458	2,924	139	1,247
Net increase (decrease) in net assets from operations	172	1,343	87	1,222
Changes from principal transactions:
Total unit transactions	(690)	(1,824)	(95)	842
Increase (decrease) in assets derived from principal
transactions	(690)	(1,824)	(95)	842
Total increase (decrease)	(518)	(481)	(8)	2,064
Net assets at December 31, 2010	1,831	8,254	857	8,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	(33)	2	(11)
Total realized gain (loss) on investments
and capital gains distributions	(126)	(352)	(70)	497
Net unrealized appreciation (depreciation)
of investments	45	(450)	51	(1,966)
Net increase (decrease) in net assets from operations	(42)	(835)	(17)	(1,480)
Changes from principal transactions:
Total unit transactions	(365)	(1,054)	14	(1,181)
Increase (decrease) in assets derived from principal
transactions	(365)	(1,054)	14	(1,181)
Total increase (decrease)	(407)	(1,889)	(3)	(2,661)
Net assets at December 31, 2011	$ 1,424	$ 6,365	$ 854	$ 5,594

The accompanying notes are an integral part of these financial statements.

	70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2010	$ 8,208	$ 2,000	$ 143	$ 8,990

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(14)	(2)	(73)
Total realized gain (loss) on investments
and capital gains distributions	(78)	(104)	(9)	196
Net unrealized appreciation (depreciation)
of investments	1,617	562	47	928
Net increase (decrease) in net assets from operations	1,509	444	36	1,051
Changes from principal transactions:
Total unit transactions	1,804	(351)	145	(1,052)
Increase (decrease) in assets derived from principal
transactions	1,804	(351)	145	(1,052)
Total increase (decrease)	3,313	93	181	(1)
Net assets at December 31, 2010	11,521	2,093	324	8,989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(12)	(1)	(261)
Total realized gain (loss) on investments
and capital gains distributions	905	(35)	8	2,598
Net unrealized appreciation (depreciation)
of investments	(2,969)	(44)	(29)	(2,195)
Net increase (decrease) in net assets from operations	(2,060)	(91)	(22)	142
Changes from principal transactions:
Total unit transactions	(3,451)	179	(115)	18,144
Increase (decrease) in assets derived from principal
transactions	(3,451)	179	(115)	18,144
Total increase (decrease)	(5,511)	88	(137)	18,286
Net assets at December 31, 2011	$ 6,010	$ 2,181	$ 187	$ 27,275

The accompanying notes are an integral part of these financial statements.

	71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Growth and Income Portfolio - Service Class
Net assets at January 1, 2010	$ 3,102	$ -	$ 3,183	$ 500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	-	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(200)	-	(609)	(102)
Net unrealized appreciation (depreciation)
of investments	684	-	1,073	172
Net increase (decrease) in net assets from operations	540	-	459	67
Changes from principal transactions:
Total unit transactions	(212)	-	(937)	(135)
Increase (decrease) in assets derived from principal
transactions	(212)	-	(937)	(135)
Total increase (decrease)	328	-	(478)	(68)
Net assets at December 31, 2010	3,430	-	2,705	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	(339)	(6)	(33)	108
Net unrealized appreciation (depreciation)
of investments	404	1	91	(97)
Net increase (decrease) in net assets from operations	78	(5)	64	11
Changes from principal transactions:
Total unit transactions	1,248	436	(2,769)	(443)
Increase (decrease) in assets derived from principal
transactions	1,248	436	(2,769)	(443)
Total increase (decrease)	1,326	431	(2,705)	(432)
Net assets at December 31, 2011	$ 4,756	$ 431	$ -	$ -

The accompanying notes are an integral part of these financial statements.

	72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
Net assets at January 1, 2010	$ 1,595	$ 46,669	$ 1,288	$ 2,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(338)	(4)	44
Total realized gain (loss) on investments
and capital gains distributions	(175)	(2,960)	(173)	(274)
Net unrealized appreciation (depreciation)
of investments	394	6,835	272	501
Net increase (decrease) in net assets from operations	214	3,537	95	271
Changes from principal transactions:
Total unit transactions	(286)	(9,396)	(292)	(20)
Increase (decrease) in assets derived from principal
transactions	(286)	(9,396)	(292)	(20)
Total increase (decrease)	(72)	(5,859)	(197)	251
Net assets at December 31, 2010	1,523	40,810	1,091	2,489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	512	17	72
Total realized gain (loss) on investments
and capital gains distributions	91	(1,838)	(3)	(110)
Net unrealized appreciation (depreciation)
of investments	(112)	1,620	(7)	176
Net increase (decrease) in net assets from operations	(32)	294	7	138
Changes from principal transactions:
Total unit transactions	80	(8,474)	(212)	143
Increase (decrease) in assets derived from principal
transactions	80	(8,474)	(212)	143
Total increase (decrease)	48	(8,180)	(205)	281
Net assets at December 31, 2011	$ 1,571	$ 32,630	$ 886	$ 2,770

The accompanying notes are an integral part of these financial statements.

	73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		ING PIMCO	ING Pioneer	ING Pioneer
	ING PIMCO	Total Return	Fund	Mid Cap Value
	High Yield	Bond	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2010	$ 4,530	$ -	$ 11,381	$ 2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	289	-	3	7
Total realized gain (loss) on investments
and capital gains distributions	410	-	(448)	(176)
Net unrealized appreciation (depreciation)
of investments	(144)	-	1,817	588
Net increase (decrease) in net assets from operations	555	-	1,372	419
Changes from principal transactions:
Total unit transactions	(358)	-	(1,849)	(244)
Increase (decrease) in assets derived from principal
transactions	(358)	-	(1,849)	(244)
Total increase (decrease)	197	-	(477)	175
Net assets at December 31, 2010	4,727	-	10,904	2,795

Increase (decrease) in net assets
Operations:
Net investment income (loss)	273	32	22	13
Total realized gain (loss) on investments
and capital gains distributions	289	(28)	(820)	(149)
Net unrealized appreciation (depreciation)
of investments	(417)	(7)	274	15
Net increase (decrease) in net assets from operations	145	(3)	(524)	(121)
Changes from principal transactions:
Total unit transactions	(665)	2,007	(2,429)	(574)
Increase (decrease) in assets derived from principal
transactions	(665)	2,007	(2,429)	(574)
Total increase (decrease)	(520)	2,004	(2,953)	(695)
Net assets at December 31, 2011	$ 4,207	$ 2,004	$ 7,951	$ 2,100

The accompanying notes are an integral part of these financial statements.

	74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Retirement Conservative Portfolio - Adviser Class	ING Retirement Growth Portfolio - Adviser Class	ING Retirement Moderate Growth Portfolio - Adviser Class
Net assets at January 1, 2010	$ 737	$ -	$ 5,625	$ 7,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	(45)	(49)
Total realized gain (loss) on investments
and capital gains distributions	(37)	-	37	87
Net unrealized appreciation (depreciation)
of investments	152	-	522	574
Net increase (decrease) in net assets from operations	112	-	514	612
Changes from principal transactions:
Total unit transactions	(18)	-	(601)	(1,823)
Increase (decrease) in assets derived from principal
transactions	(18)	-	(601)	(1,823)
Total increase (decrease)	94	-	(87)	(1,211)
Net assets at December 31, 2010	831	-	5,538	6,453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(20)	(13)
Total realized gain (loss) on investments
and capital gains distributions	98	(2)	187	227
Net unrealized appreciation (depreciation)
of investments	(132)	10	(298)	(251)
Net increase (decrease) in net assets from operations	(35)	8	(131)	(37)
Changes from principal transactions:
Total unit transactions	(217)	838	(832)	(1,080)
Increase (decrease) in assets derived from principal
transactions	(217)	838	(832)	(1,080)
Total increase (decrease)	(252)	846	(963)	(1,117)
Net assets at December 31, 2011	$ 579	$ 846	$ 4,575	$ 5,336

The accompanying notes are an integral part of these financial statements.

	75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Retirement Moderate Portfolio - Adviser Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2010	$ 9,028	$ 11,020	$ 6,057	$ 5,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	80	36	14
Total realized gain (loss) on investments
and capital gains distributions	161	(671)	(758)	(835)
Net unrealized appreciation (depreciation)
of investments	522	1,956	1,404	1,324
Net increase (decrease) in net assets from operations	627	1,365	682	503
Changes from principal transactions:
Total unit transactions	(2,481)	(941)	(948)	(1,232)
Increase (decrease) in assets derived from principal
transactions	(2,481)	(941)	(948)	(1,232)
Total increase (decrease)	(1,854)	424	(266)	(729)
Net assets at December 31, 2010	7,174	11,444	5,791	4,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	122	57	95
Total realized gain (loss) on investments
and capital gains distributions	143	(153)	210	(485)
Net unrealized appreciation (depreciation)
of investments	(69)	307	(376)	(158)
Net increase (decrease) in net assets from operations	82	276	(109)	(548)
Changes from principal transactions:
Total unit transactions	(874)	644	(56)	(676)
Increase (decrease) in assets derived from principal
transactions	(874)	644	(56)	(676)
Total increase (decrease)	(792)	920	(165)	(1,224)
Net assets at December 31, 2011	$ 6,382	$ 12,364	$ 5,626	$ 3,476

The accompanying notes are an integral part of these financial statements.

	76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Templeton	ING U.S. Stock	ING Money	ING Money
	Global Growth	Index	Market	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class I	Class S
Net assets at January 1, 2010	$ 489	$ -	$ 140,358	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(1,386)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(107)	8	276	-
Net unrealized appreciation (depreciation)
of investments	120	6	-	-
Net increase (decrease) in net assets from operations	13	15	(1,110)	(1)
Changes from principal transactions:
Total unit transactions	(175)	45	(41,577)	314
Increase (decrease) in assets derived from principal
transactions	(175)	45	(41,577)	314
Total increase (decrease)	(162)	60	(42,687)	313
Net assets at December 31, 2010	327	60	97,671	313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	(1,056)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(28)	4	16	-
Net unrealized appreciation (depreciation)
of investments	-	(3)	-	-
Net increase (decrease) in net assets from operations	(27)	2	(1,040)	(2)
Changes from principal transactions:
Total unit transactions	(3)	(5)	(14,046)	(38)
Increase (decrease) in assets derived from principal
transactions	(3)	(5)	(14,046)	(38)
Total increase (decrease)	(30)	(3)	(15,086)	(40)
Net assets at December 31, 2011	$ 297	$ 57	$ 82,585	$ 273

The accompanying notes are an integral part of these financial statements.

	77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 1,309	$ 3,335	$ 663	$ 2,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(31)	-	(16)
Total realized gain (loss) on investments
and capital gains distributions	(18)	(11)	(39)	(185)
Net unrealized appreciation (depreciation)
of investments	360	822	168	453
Net increase (decrease) in net assets from operations	349	780	129	252
Changes from principal transactions:
Total unit transactions	586	(415)	(73)	(113)
Increase (decrease) in assets derived from principal
transactions	586	(415)	(73)	(113)
Total increase (decrease)	935	365	56	139
Net assets at December 31, 2010	2,244	3,700	719	2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(37)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	186	62	9	(37)
Net unrealized appreciation (depreciation)
of investments	(244)	2	(64)	(100)
Net increase (decrease) in net assets from operations	(53)	27	(58)	(138)
Changes from principal transactions:
Total unit transactions	(451)	123	(215)	(440)
Increase (decrease) in assets derived from principal
transactions	(451)	123	(215)	(440)
Total increase (decrease)	(504)	150	(273)	(578)
Net assets at December 31, 2011	$ 1,740	$ 3,850	$ 446	$ 2,042

The accompanying notes are an integral part of these financial statements.

	78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				ING Invesco
			ING Invesco	Van Kampen
	ING Global	ING Global	Van Kampen	Equity and
	Bond	Bond	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2010	$ 43,730	$ 108	$ 1,025	$ 66,795

Increase (decrease) in net assets
Operations:
Net investment income (loss)	841	2	5	371
Total realized gain (loss) on investments
and capital gains distributions	1,275	-	(136)	(505)
Net unrealized appreciation (depreciation)
of investments	3,922	13	277	6,484
Net increase (decrease) in net assets from operations	6,038	15	146	6,350
Changes from principal transactions:
Total unit transactions	(5,160)	(8)	(234)	(11,310)
Increase (decrease) in assets derived from principal
transactions	(5,160)	(8)	(234)	(11,310)
Total increase (decrease)	878	7	(88)	(4,960)
Net assets at December 31, 2010	44,608	115	937	61,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,522	15	5	525
Total realized gain (loss) on investments
and capital gains distributions	1,247	26	(33)	354
Net unrealized appreciation (depreciation)
of investments	(2,686)	(36)	8	(2,098)
Net increase (decrease) in net assets from operations	1,083	5	(20)	(1,219)
Changes from principal transactions:
Total unit transactions	(8,014)	26	(104)	(9,891)
Increase (decrease) in assets derived from principal
transactions	(8,014)	26	(104)	(9,891)
Total increase (decrease)	(6,931)	31	(124)	(11,110)
Net assets at December 31, 2011	$ 37,677	$ 146	$ 813	$ 50,725

The accompanying notes are an integral part of these financial statements.

	79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		ING Legg
		Mason
		ClearBridge	ING
	ING JPMorgan	Aggressive	Oppenheimer	ING PIMCO
	Mid Cap Value	Growth	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 1,764	$ 18,675	$ 91,664	$ 14,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(235)	405	368
Total realized gain (loss) on investments
and capital gains distributions	(196)	915	499	347
Net unrealized appreciation (depreciation)
of investments	535	3,283	11,231	262
Net increase (decrease) in net assets from operations	337	3,963	12,135	977
Changes from principal transactions:
Total unit transactions	(356)	(2,105)	(11,679)	(113)
Increase (decrease) in assets derived from principal
transactions	(356)	(2,105)	(11,679)	(113)
Total increase (decrease)	(19)	1,858	456	864
Net assets at December 31, 2010	1,745	20,533	92,120	15,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	56	229	253
Total realized gain (loss) on investments
and capital gains distributions	(38)	5,300	1,772	666
Net unrealized appreciation (depreciation)
of investments	50	(5,049)	(9,427)	(630)
Net increase (decrease) in net assets from operations	12	307	(7,426)	289
Changes from principal transactions:
Total unit transactions	115	(20,840)	(11,236)	(2,498)
Increase (decrease) in assets derived from principal
transactions	115	(20,840)	(11,236)	(2,498)
Total increase (decrease)	127	(20,533)	(18,662)	(2,209)
Net assets at December 31, 2011	$ 1,872	$ -	$ 73,458	$ 12,993

The accompanying notes are an integral part of these financial statements.

	80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 19,385	$ 3,305	$ 2,009	$ 2,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	943	51	18	13
Total realized gain (loss) on investments
and capital gains distributions	686	(42)	(51)	(96)
Net unrealized appreciation (depreciation)
of investments	1,442	341	306	464
Net increase (decrease) in net assets from operations	3,071	350	273	381
Changes from principal transactions:
Total unit transactions	(2,795)	54	122	551
Increase (decrease) in assets derived from principal
transactions	(2,795)	54	122	551
Total increase (decrease)	276	404	395	932
Net assets at December 31, 2010	19,661	3,709	2,404	3,271

Increase (decrease) in net assets
Operations:
Net investment income (loss)	799	76	27	28
Total realized gain (loss) on investments
and capital gains distributions	997	(43)	4	103
Net unrealized appreciation (depreciation)
of investments	(2,141)	(72)	(110)	(324)
Net increase (decrease) in net assets from operations	(345)	(39)	(79)	(193)
Changes from principal transactions:
Total unit transactions	(3,058)	(462)	(166)	324
Increase (decrease) in assets derived from principal
transactions	(3,058)	(462)	(166)	324
Total increase (decrease)	(3,403)	(501)	(245)	131
Net assets at December 31, 2011	$ 16,258	$ 3,208	$ 2,159	$ 3,402

The accompanying notes are an integral part of these financial statements.

	81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth
	ING Solution	Income	Cap Growth	Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class
Net assets at January 1, 2010	$ 1,200	$ 1,436	$ 42,125	$ 31,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	24	(375)	(372)
Total realized gain (loss) on investments
and capital gains distributions	(122)	70	(154)	845
Net unrealized appreciation (depreciation)
of investments	203	(5)	11,138	3,932
Net increase (decrease) in net assets from operations	85	89	10,609	4,405
Changes from principal transactions:
Total unit transactions	(345)	(646)	(4,305)	(3,763)
Increase (decrease) in assets derived from principal
transactions	(345)	(646)	(4,305)	(3,763)
Total increase (decrease)	(260)	(557)	6,304	642
Net assets at December 31, 2010	940	879	48,429	32,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	26	(382)	(392)
Total realized gain (loss) on investments
and capital gains distributions	77	13	1,060	1,126
Net unrealized appreciation (depreciation)
of investments	(162)	(34)	(2,701)	(1,420)
Net increase (decrease) in net assets from operations	(80)	5	(2,023)	(686)
Changes from principal transactions:
Total unit transactions	564	188	(4,984)	(3,093)
Increase (decrease) in assets derived from principal
transactions	564	188	(4,984)	(3,093)
Total increase (decrease)	484	193	(7,007)	(3,779)
Net assets at December 31, 2011	$ 1,424	$ 1,072	$ 41,422	$ 28,652

The accompanying notes are an integral part of these financial statements.

	82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		ING	ING UBS U.S.	ING Strategic
	ING Templeton	Thornburg	Large Cap	Allocation
	Foreign Equity	Value	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class I
Net assets at January 1, 2010	$ 21,070	$ 17,350	$ 16,616	$ 8,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	228	61	(52)	274
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	919	93	(439)
Net unrealized appreciation (depreciation)
of investments	2,480	578	1,702	979
Net increase (decrease) in net assets from operations	1,350	1,558	1,743	814
Changes from principal transactions:
Total unit transactions	(2,785)	(1,696)	(2,589)	(603)
Increase (decrease) in assets derived from principal
transactions	(2,785)	(1,696)	(2,589)	(603)
Total increase (decrease)	(1,435)	(138)	(846)	211
Net assets at December 31, 2010	19,635	17,212	15,770	8,905

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	(71)	(24)	266
Total realized gain (loss) on investments
and capital gains distributions	(949)	944	648	(850)
Net unrealized appreciation (depreciation)
of investments	(1,455)	(2,953)	(1,111)	589
Net increase (decrease) in net assets from operations	(2,275)	(2,080)	(487)	5
Changes from principal transactions:
Total unit transactions	(3,027)	(2,834)	(2,482)	(1,320)
Increase (decrease) in assets derived from principal
transactions	(3,027)	(2,834)	(2,482)	(1,320)
Total increase (decrease)	(5,302)	(4,914)	(2,969)	(1,315)
Net assets at December 31, 2011	$ 14,333	$ 12,298	$ 12,801	$ 7,590

The accompanying notes are an integral part of these financial statements.

	83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class A	Class I
Net assets at January 1, 2010	$ 8,694	$ 10,045	$ -	$ 215,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	217	294	-	(15)
Total realized gain (loss) on investments
and capital gains distributions	(826)	(969)	-	1,090
Net unrealized appreciation (depreciation)
of investments	1,551	1,666	-	25,612
Net increase (decrease) in net assets from operations	942	991	-	26,687
Changes from principal transactions:
Total unit transactions	(908)	(441)	-	(16,933)
Increase (decrease) in assets derived from principal
transactions	(908)	(441)	-	(16,933)
Total increase (decrease)	34	550	-	9,754
Net assets at December 31, 2010	8,728	10,595	-	225,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	219	(6)	231
Total realized gain (loss) on investments
and capital gains distributions	(1,189)	(587)	(4)	4,877
Net unrealized appreciation (depreciation)
of investments	790	194	(62)	(8,258)
Net increase (decrease) in net assets from operations	(276)	(174)	(72)	(3,150)
Changes from principal transactions:
Total unit transactions	(902)	(824)	1,666	(23,380)
Increase (decrease) in assets derived from principal
transactions	(902)	(824)	1,666	(23,380)
Total increase (decrease)	(1,178)	(998)	1,594	(26,530)
Net assets at December 31, 2011	$ 7,550	$ 9,597	$ 1,594	$ 198,743

The accompanying notes are an integral part of these financial statements.

	84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8
Net assets at January 1, 2010	$ 1,481	$ 18,495	$ 10,586	$ 8,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	64	36	42
Total realized gain (loss) on investments
and capital gains distributions	(40)	(844)	(582)	(331)
Net unrealized appreciation (depreciation)
of investments	43	833	619	348
Net increase (decrease) in net assets from operations	6	53	73	59
Changes from principal transactions:
Total unit transactions	(110)	(3,345)	(1,864)	(1,162)
Increase (decrease) in assets derived from principal
transactions	(110)	(3,345)	(1,864)	(1,162)
Total increase (decrease)	(104)	(3,292)	(1,791)	(1,103)
Net assets at December 31, 2010	1,377	15,203	8,795	7,580

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	234	39	(3)
Total realized gain (loss) on investments
and capital gains distributions	(339)	(3,173)	(476)	(315)
Net unrealized appreciation (depreciation)
of investments	291	2,665	293	170
Net increase (decrease) in net assets from operations	(28)	(274)	(144)	(148)
Changes from principal transactions:
Total unit transactions	(1,349)	(14,929)	(1,437)	(1,064)
Increase (decrease) in assets derived from principal
transactions	(1,349)	(14,929)	(1,437)	(1,064)
Total increase (decrease)	(1,377)	(15,203)	(1,581)	(1,212)
Net assets at December 31, 2011	$ -	$ -	$ 7,214	$ 6,368

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING GET U.S. Core Portfolio - Series 12
Net assets at January 1, 2010	$ 7,044	$ 4,779	$ 6,024	$ 15,586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	42	49	157
Total realized gain (loss) on investments
and capital gains distributions	(295)	(144)	(343)	(1,049)
Net unrealized appreciation (depreciation)
of investments	405	212	469	1,471
Net increase (decrease) in net assets from operations	136	110	175	579
Changes from principal transactions:
Total unit transactions	(1,018)	(549)	(1,254)	(3,377)
Increase (decrease) in assets derived from principal
transactions	(1,018)	(549)	(1,254)	(3,377)
Total increase (decrease)	(882)	(439)	(1,079)	(2,798)
Net assets at December 31, 2010	6,162	4,340	4,945	12,788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	37	23	97
Total realized gain (loss) on investments
and capital gains distributions	(352)	(142)	(298)	(942)
Net unrealized appreciation (depreciation)
of investments	225	54	242	780
Net increase (decrease) in net assets from operations	(104)	(51)	(33)	(65)
Changes from principal transactions:
Total unit transactions	(1,203)	(495)	(1,085)	(3,081)
Increase (decrease) in assets derived from principal
transactions	(1,203)	(495)	(1,085)	(3,081)
Total increase (decrease)	(1,307)	(546)	(1,118)	(3,146)
Net assets at December 31, 2011	$ 4,855	$ 3,794	$ 3,827	$ 9,642

The accompanying notes are an integral part of these financial statements.

	86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			ING BlackRock	ING Euro
			Science and	STOXX 50
			Technology	Index
	ING GET U.S.	ING GET U.S.	Opportunities	Portfolio -
	Core Portfolio -	Core Portfolio -	Portfolio -	Institutional
	Series 13	Series 14	Class I	Class
Net assets at January 1, 2010	$ 14,452	$ 12,578	$ 5,656	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	253	(64)	-
Total realized gain (loss) on investments
and capital gains distributions	(127)	(25)	(104)	-
Net unrealized appreciation (depreciation)
of investments	685	361	1,164	5
Net increase (decrease) in net assets from operations	674	589	996	5
Changes from principal transactions:
Total unit transactions	(2,420)	(3,483)	272	29
Increase (decrease) in assets derived from principal
transactions	(2,420)	(3,483)	272	29
Total increase (decrease)	(1,746)	(2,894)	1,268	34
Net assets at December 31, 2010	12,706	9,684	6,924	34

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	122	(71)	1
Total realized gain (loss) on investments
and capital gains distributions	(116)	(3)	767	1
Net unrealized appreciation (depreciation)
of investments	72	15	(1,469)	(7)
Net increase (decrease) in net assets from operations	17	134	(773)	(5)
Changes from principal transactions:
Total unit transactions	(2,515)	(2,059)	(418)	5
Increase (decrease) in assets derived from principal
transactions	(2,515)	(2,059)	(418)	5
Total increase (decrease)	(2,498)	(1,925)	(1,191)	-
Net assets at December 31, 2011	$ 10,208	$ 7,759	$ 5,733	$ 34

The accompanying notes are an integral part of these financial statements.

	87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				ING
	ING Index Plus	ING Index Plus	ING Index Plus	International
	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$ 84,361	$ 9,299	$ 3,939	$ 11,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	670	29	(3)	268
Total realized gain (loss) on investments
and capital gains distributions	(2,462)	(480)	(365)	145
Net unrealized appreciation (depreciation)
of investments	10,778	2,226	1,154	161
Net increase (decrease) in net assets from operations	8,986	1,775	786	574
Changes from principal transactions:
Total unit transactions	(16,075)	(1,206)	(620)	(2,159)
Increase (decrease) in assets derived from principal
transactions	(16,075)	(1,206)	(620)	(2,159)
Total increase (decrease)	(7,089)	569	166	(1,585)
Net assets at December 31, 2010	77,272	9,868	4,105	10,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	530	-	(1)	133
Total realized gain (loss) on investments
and capital gains distributions	(4,184)	(131)	(221)	202
Net unrealized appreciation (depreciation)
of investments	2,963	(5)	182	(1,522)
Net increase (decrease) in net assets from operations	(691)	(136)	(40)	(1,187)
Changes from principal transactions:
Total unit transactions	(12,118)	(817)	(493)	(1,462)
Increase (decrease) in assets derived from principal
transactions	(12,118)	(817)	(493)	(1,462)
Total increase (decrease)	(12,809)	(953)	(533)	(2,649)
Net assets at December 31, 2011	$ 64,463	$ 8,915	$ 3,572	$ 7,623

The accompanying notes are an integral part of these financial statements.

	88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Large Cap
	Index	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2010	$ 42	$ 28,908	$ 20,115	$ 10,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(159)	431	40
Total realized gain (loss) on investments
and capital gains distributions	-	736	686	1,260
Net unrealized appreciation (depreciation)
of investments	1	2,292	751	(416)
Net increase (decrease) in net assets from operations	1	2,869	1,868	884
Changes from principal transactions:
Total unit transactions	10	(3,925)	(2,972)	(2,447)
Increase (decrease) in assets derived from principal
transactions	10	(3,925)	(2,972)	(2,447)
Total increase (decrease)	11	(1,056)	(1,104)	(1,563)
Net assets at December 31, 2010	53	27,852	19,011	8,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	87	46
Total realized gain (loss) on investments
and capital gains distributions	4	1,181	1,638	262
Net unrealized appreciation (depreciation)
of investments	(8)	(382)	(1,446)	(322)
Net increase (decrease) in net assets from operations	(4)	796	279	(14)
Changes from principal transactions:
Total unit transactions	(15)	(3,686)	(4,554)	(1,513)
Increase (decrease) in assets derived from principal
transactions	(15)	(3,686)	(4,554)	(1,513)
Total increase (decrease)	(19)	(2,890)	(4,275)	(1,527)
Net assets at December 31, 2011	$ 34	$ 24,962	$ 14,736	$ 7,094

The accompanying notes are an integral part of these financial statements.

	89

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2010	$ 1,568	$ 101	$ 159	$ 123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	175	6	28	38
Net unrealized appreciation (depreciation)
of investments	(41)	17	5	(9)
Net increase (decrease) in net assets from operations	135	22	33	28
Changes from principal transactions:
Total unit transactions	(156)	244	68	222
Increase (decrease) in assets derived from principal
transactions	(156)	244	68	222
Total increase (decrease)	(21)	266	101	250
Net assets at December 31, 2010	1,547	367	260	373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	2	1
Total realized gain (loss) on investments
and capital gains distributions	43	18	32	5
Net unrealized appreciation (depreciation)
of investments	(58)	(84)	(46)	(41)
Net increase (decrease) in net assets from operations	(13)	(68)	(12)	(35)
Changes from principal transactions:
Total unit transactions	(251)	277	252	233
Increase (decrease) in assets derived from principal
transactions	(251)	277	252	233
Total increase (decrease)	(264)	209	240	198
Net assets at December 31, 2011	$ 1,283	$ 576	$ 500	$ 571

The accompanying notes are an integral part of these financial statements.

	90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			ING
	ING Small	ING U.S. Bond	International	ING MidCap
	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$ 30,900	$ 675	$ 3,320	$ 523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	20	26	-
Total realized gain (loss) on investments
and capital gains distributions	(2,021)	39	(900)	22
Net unrealized appreciation (depreciation)
of investments	8,641	(16)	872	302
Net increase (decrease) in net assets from operations	6,425	43	(2)	324
Changes from principal transactions:
Total unit transactions	(4,038)	587	(1,446)	1,146
Increase (decrease) in assets derived from principal
transactions	(4,038)	587	(1,446)	1,146
Total increase (decrease)	2,387	630	(1,448)	1,470
Net assets at December 31, 2010	33,287	1,305	1,872	1,993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(229)	28	28	(18)
Total realized gain (loss) on investments
and capital gains distributions	(917)	35	(97)	225
Net unrealized appreciation (depreciation)
of investments	179	27	(209)	(271)
Net increase (decrease) in net assets from operations	(967)	90	(278)	(64)
Changes from principal transactions:
Total unit transactions	(6,054)	1,109	(261)	(80)
Increase (decrease) in assets derived from principal
transactions	(6,054)	1,109	(261)	(80)
Total increase (decrease)	(7,021)	1,199	(539)	(144)
Net assets at December 31, 2011	$ 26,266	$ 2,504	$ 1,333	$ 1,849

The accompanying notes are an integral part of these financial statements.

	91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				Invesco V.I.
	ING MidCap	ING SmallCap	ING SmallCap	Capital
	Opportunities	Opportunities	Opportunities	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Fund - Series I
	Class S	Class I	Class S	Shares
Net assets at January 1, 2010	$ 2,989	$ 320	$ 2,004	$ 648

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(4)	(24)	-
Total realized gain (loss) on investments
and capital gains distributions	256	123	(27)	(30)
Net unrealized appreciation (depreciation)
of investments	534	2	615	118
Net increase (decrease) in net assets from operations	770	121	564	88
Changes from principal transactions:
Total unit transactions	(282)	411	(103)	(87)
Increase (decrease) in assets derived from principal			-
transactions	(282)	411	(103)	(87)
Total increase (decrease)	488	532	461	1
Net assets at December 31, 2010	3,477	852	2,465	649
			-
Increase (decrease) in net assets			-
Operations:			-
Net investment income (loss)	(41)	(8)	(26)	(4)
Total realized gain (loss) on investments			-
and capital gains distributions	443	71	111	(11)
Net unrealized appreciation (depreciation)
of investments	(504)	(91)	(93)	(33)
Net increase (decrease) in net assets from operations	(102)	(28)	(8)	(48)
Changes from principal transactions:
Total unit transactions	63	(57)	(382)	(1)
Increase (decrease) in assets derived from principal
transactions	63	(57)	(382)	(1)
Total increase (decrease)	(39)	(85)	(390)	(49)
Net assets at December 31, 2011	$ 3,438	$ 767	$ 2,075	$ 600

The accompanying notes are an integral part of these financial statements.

	92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			Janus Aspen	Janus Aspen
		Janus Aspen	Series	Series Flexible
	Invesco V.I.	Series Balanced	Enterprise	Bond
	Core Equity	Portfolio -	Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2010	$ 1,552	$ 13	$ 2	$ 3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	-	-	-
Net unrealized appreciation (depreciation)
of investments	153	1	-	-
Net increase (decrease) in net assets from operations	125	1	-	-
Changes from principal transactions:
Total unit transactions	(122)	-	-	-
Increase (decrease) in assets derived from principal
transactions	(122)	-	-	-
Total increase (decrease)	3	1	-	-
Net assets at December 31, 2010	1,555	14	2	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	1	-	-
Net unrealized appreciation (depreciation)
of investments	(18)	(1)	-	-
Net increase (decrease) in net assets from operations	(12)	-	-	-
Changes from principal transactions:
Total unit transactions	(58)	-	(2)	-
Increase (decrease) in assets derived from principal
transactions	(58)	-	(2)	-
Total increase (decrease)	(70)	-	(2)	-
Net assets at December 31, 2011	$ 1,485	$ 14	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Janus	Worldwide	Series Fund -
	Portfolio -	Portfolio -	Mid-Cap Value	Oppenheimer
	Institutional	Institutional	Portfolio -	Global
	Shares	Shares	Class VC	Securities/VA
Net assets at January 1, 2010	$ 2	$ 1	$ 2,101	$ 62

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(10)	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	(146)	(2)
Net unrealized appreciation (depreciation)
of investments	-	-	655	10
Net increase (decrease) in net assets from operations	-	-	499	9
Changes from principal transactions:
Total unit transactions	-	-	(50)	(8)
Increase (decrease) in assets derived from principal
transactions	-	-	(50)	(8)
Total increase (decrease)	-	-	449	1
Net assets at December 31, 2010	2	1	2,550	63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(17)	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	(198)	(1)
Net unrealized appreciation (depreciation)
of investments	-	-	100	(4)
Net increase (decrease) in net assets from operations	-	-	(115)	(4)
Changes from principal transactions:
Total unit transactions	(2)	-	(362)	(12)
Increase (decrease) in assets derived from principal
transactions	(2)	-	(362)	(12)
Total increase (decrease)	(2)	-	(477)	(16)
Net assets at December 31, 2011	$ -	$ 1	$ 2,073	$ 47

The accompanying notes are an integral part of these financial statements.

	94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				PIMCO Real
		Oppenheimer	Oppenheimer	Return
	Oppenheimer	Main Street	Small- & Mid-	Portfolio -
	Main Street	Small- & Mid-	Cap Growth	Administrative
	Fund®/VA	Cap Fund®/VA	Fund/VA	Class
Net assets at January 1, 2010	$ 288	$ 586	$ 195	$ 8,712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(2)	48
Total realized gain (loss) on investments
and capital gains distributions	(9)	(11)	36	335
Net unrealized appreciation (depreciation)
of investments	47	149	1	147
Net increase (decrease) in net assets from operations	38	136	35	530
Changes from principal transactions:
Total unit transactions	(40)	149	(175)	(2,188)
Increase (decrease) in assets derived from principal
transactions	(40)	149	(175)	(2,188)
Total increase (decrease)	(2)	285	(140)	(1,658)
Net assets at December 31, 2010	286	871	55	7,054

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(1)	309
Total realized gain (loss) on investments
and capital gains distributions	(19)	(24)	2	255
Net unrealized appreciation (depreciation)
of investments	11	(5)	(11)	72
Net increase (decrease) in net assets from operations	(9)	(30)	(10)	636
Changes from principal transactions:
Total unit transactions	(10)	(242)	91	192
Increase (decrease) in assets derived from principal
transactions	(10)	(242)	91	192
Total increase (decrease)	(19)	(272)	81	828
Net assets at December 31, 2011	$ 267	$ 599	$ 136	$ 7,882

The accompanying notes are an integral part of these financial statements.

	95

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select
Net assets at January 1, 2010	$ 2,820	$ 551	$ 1,413	$ 2,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	24	27	(7)
Total realized gain (loss) on investments
and capital gains distributions	258	16	66	(115)
Net unrealized appreciation (depreciation)
of investments	207	39	238	801
Net increase (decrease) in net assets from operations	453	79	331	679
Changes from principal transactions:
Total unit transactions	1,090	(128)	246	(17)
Increase (decrease) in assets derived from principal
transactions	1,090	(128)	246	(17)
Total increase (decrease)	1,543	(49)	577	662
Net assets at December 31, 2010	4,363	502	1,990	3,507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	24	73	39
Total realized gain (loss) on investments
and capital gains distributions	(38)	64	158	227
Net unrealized appreciation (depreciation)
of investments	(814)	(108)	(547)	(825)
Net increase (decrease) in net assets from operations	(866)	(20)	(316)	(559)
Changes from principal transactions:
Total unit transactions	(2,470)	(65)	31	(616)
Increase (decrease) in assets derived from principal
transactions	(2,470)	(65)	31	(616)
Total increase (decrease)	(3,336)	(85)	(285)	(1,175)
Net assets at December 31, 2011	$ 1,027	$ 417	$ 1,705	$ 2,332

The accompanying notes are an integral part of these financial statements.

	96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

Wanger USA
Net assets at January 1, 2010	$ 432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)
Total realized gain (loss) on investments
and capital gains distributions	17
Net unrealized appreciation (depreciation)
of investments	103
Net increase (decrease) in net assets from operations	115
Changes from principal transactions:
Total unit transactions	260
Increase (decrease) in assets derived from principal
transactions	260
Total increase (decrease)	375
Net assets at December 31, 2010	807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)
Total realized gain (loss) on investments
and capital gains distributions	189
Net unrealized appreciation (depreciation)
of investments	(237)
Net increase (decrease) in net assets from operations	(55)
Changes from principal transactions:
Total unit transactions	(47)
Increase (decrease) in assets derived from principal
transactions	(47)
Total increase (decrease)	(102)
Net assets at December 31, 2011	$ 705

The accompanying notes are an integral part of these financial statements.
97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2011, the Account had 137 investment divisions (the “Divisions”), 34 of which invest in independently managed mutual funds and 103 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2011 and related Trusts are as follows:
	American Funds Insurance Series:	Federated Insurance Series:
	American Funds Insurance Series® Growth - Income	Federated Capital Appreciation Fund II - Primary
	Fund - Class 2**	Shares*
	American Funds Insurance Series® International	Federated Fund for U.S. Government Securities II
	Fund - Class 2*	Federated High Income Bond Fund II - Primary Shares
	Calvert Variable Series, Inc.:	Federated Kaufmann Fund II - Primary Shares*
	Calvert VP SRI Balanced Portfolio	Federated Managed Volatility Fund II
Federated Prime Money Fund II
98

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products:	ING Investors Trust (continued):
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING MFS Utilities Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING PIMCO High Yield Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING PIMCO Total Return Bond Portfolio - Service
Fidelity® VIP Index 500 Portfolio - Initial Class	Class**
Fidelity® Variable Insurance Products V:	ING Pioneer Fund Portfolio - Institutional Class
Fidelity® VIP Investment Grade Bond Portfolio -	ING Pioneer Mid Cap Value Portfolio - Institutional
Initial Class	Class
Franklin Templeton Variable Insurance Products Trust:	ING Pioneer Mid Cap Value Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Retirement Conservative Portfolio - Adviser
ING Balanced Portfolio, Inc.:	Class**
ING Balanced Portfolio - Class I	ING Retirement Growth Portfolio - Adviser Class
ING Intermediate Bond Portfolio:	ING Retirement Moderate Growth Portfolio - Adviser
ING Intermediate Bond Portfolio - Class I	Class
ING Investors Trust:	ING Retirement Moderate Portfolio - Adviser Class
ING American Funds Asset Allocation Portfolio**	ING T. Rowe Price Capital Appreciation Portfolio -
ING American Funds Growth Portfolio	Service Class
ING American Funds International Portfolio	ING T. Rowe Price Equity Income Portfolio - Service
ING American Funds World Allocation Portfolio -	Class
Service Class**	ING T. Rowe Price International Stock Portfolio -
ING Artio Foreign Portfolio - Service Class	Service Class
ING BlackRock Health Sciences Opportunities	ING Templeton Global Growth Portfolio - Service Class
Portfolio - Service Class	ING U.S. Stock Index Portfolio - Service Class*
ING BlackRock Inflation Protected Bond Portfolio -	ING Money Market Portfolio:
Institutional Class*	ING Money Market Portfolio - Class I
ING BlackRock Inflation Protected Bond Portfolio -	ING Money Market Portfolio - Class S*
Service Class**	ING Partners, Inc.:
ING BlackRock Large Cap Growth Portfolio -	ING American Century Small-Mid Cap Value
Institutional Class	Portfolio Service Class
ING Clarion Global Real Estate Portfolio - Institutional	ING Baron Small Cap Growth Portfolio - Service Class
Class	ING Columbia Small Cap Value II Portfolio - Service
ING Clarion Global Real Estate Portfolio - Service	Class
Class	ING Davis New York Venture Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Global Bond Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio -	ING Global Bond Portfolio - Service Class
Institutional Class	ING Invesco Van Kampen Comstock Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING Invesco Van Kampen Equity and Income Portfolio -
ING Franklin Income Portfolio - Service Class	Initial Class
ING Franklin Mutual Shares Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Invesco Van Kampen Growth and Income	ING PIMCO Total Return Portfolio - Service Class
Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Solution 2015 Portfolio - Service Class
Institutional Class	ING Solution 2025 Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Solution 2035 Portfolio - Service Class
Service Class	ING Solution 2045 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution Income Portfolio - Service Class
Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Initial Class
Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Large Cap Growth Portfolio - Institutional Class	Class
ING Large Cap Value Portfolio - Institutional Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING Large Cap Value Portfolio - Service Class**	ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class

99

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Strategic Allocation Portfolios, Inc.:	ING Variable Products Trust:
ING Strategic Allocation Conservative Portfolio -	ING International Value Portfolio - Class I
Class I	ING MidCap Opportunities Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I
ING Variable Funds:	ING SmallCap Opportunities Portfolio - Class S
ING Growth and Income Portfolio - Class A**	Invesco Variable Insurance Funds:
ING Growth and Income Portfolio - Class I	Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Variable Insurance Trust:	Invesco V.I. Core Equity Fund - Series I Shares
ING GET U.S. Core Portfolio - Series 7	Janus Aspen Series:
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 9	Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Enterprise Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 11	Shares
ING GET U.S. Core Portfolio - Series 12	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 13	Institutional Shares
ING GET U.S. Core Portfolio - Series 14	Janus Aspen Series Worldwide Portfolio - Institutional
ING Variable Portfolios, Inc.:	Shares
ING BlackRock Science and Technology Opportunities	Lord Abbett Series Fund, Inc.:
Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING Euro STOXX 50 Index Portfolio - Institutional	Class VC
Class*	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class I	Oppenheimer Global Securities/VA
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer Main Street Small- & Mid-Cap
ING International Index Portfolio - Class I	Fund®/VA
ING International Index Portfolio - Class S	Oppenheimer Small- & Mid-Cap Growth Fund/VA
ING Russell™ Large Cap Growth Index Portfolio -	PIMCO Variable Insurance Trust:
Class I	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Index Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Russell™ Large Cap Value Index Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I
Class I	Pioneer High Yield VCT Portfolio - Class I
ING Russell™ Large Cap Value Index Portfolio -	Wanger Advisors Trust:
Class S	Wanger International
ING Russell™ Mid Cap Growth Index Portfolio -	Wanger Select
Class S	Wanger USA
ING Russell™ Mid Cap Index Portfolio - Class I
ING Russell™ Small Cap Index Portfolio - Class I	* Division added to the list in 2010
ING Small Company Portfolio - Class I	**Division added to the list in 2011
ING U.S. Bond Index Portfolio - Class I

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Managed Volatility Fund II	Federated Capital Income Fund II
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Service Class
Portfolio - Service Class
ING Core Growth and Income Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Large Cap Value Portfolio - Institutional Class	ING Pioneer Equity Income Portfolio - Institutional
Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class

100

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Global Bond Portfolio - Initial Class	ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio -
Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service Class
Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio - Initial
Portfolio - Initial Class	Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA
Fund®/VA

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING American Funds Growth-Income Portfolio
ING Core Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
Janus Aspen Series:
Janus Aspen Series Janus Portfolio - Institutional Shares

The following Divisions were available to contractowners during 2011, but did not have any activity as of December 31, 2011:

ING Investors Trust:
ING Franklin Templeton Founding Strategy Portfolio - Service Class
ING Global Resources Portfolio - Institutional Class
ING Retirement Moderate Growth Portfolio - Institutional Class
ING U.S. Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Solution 2055 Portfolio - Service Class
PIMCO Variable Insurance Trust:
PIMCO VIT Foreign Bond Portfolio (Unhedged) - Administrative Class

101

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the

102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

103

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

104

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 1.50% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature and Minimum Guaranteed Withdrawal
Benefit, for Deferred Variable Annuity contracts, an additional annual charge of up to
0.50% is deducted daily from the accumulation value for amounts invested in the ING
GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted

105

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

daily from the accumulation values for contractowners who select the Premium Bonus
Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6.	Related Party Transactions

During the year ended December 31, 2011, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate
Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc.,
ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and
ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

106

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund -
Class 2	$ 2	$ -	$ - $	-
American Funds Insurance Series® International Fund - Class 2	3	6	4	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	165	132	89	480
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	88	1,188	7,553	1,546
Federated Fund for U.S. Government Securities II	62	213	232	595
Federated High Income Bond Fund II - Primary Shares	388	590	423	855
Federated Kaufmann Fund II - Primary Shares	77	322	2,383	525
Federated Managed Volatility Fund II	241	705	2,572	798
Federated Prime Money Fund II	147	624	1,511	1,054
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,527	12,080	2,025	12,340
Fidelity® VIP Growth Portfolio - Initial Class	1,404	1,898	1,119	1,847
Fidelity® VIP High Income Portfolio - Initial Class	79	37	15	30
Fidelity® VIP Overseas Portfolio - Initial Class	559	1,195	1,011	2,036
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,012	24,112	5,057	22,093
Fidelity® VIP Index 500 Portfolio - Initial Class	1,027	3,978	1,034	3,982
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	46	186	40	113
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	772	1,291	1,128	1,883
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	3,618	12,977	4,418	12,170
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	21,378	23,304	10,430	19,047
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	136	12	-	-
ING American Funds Growth Portfolio	643	2,829	452	4,339
ING American Funds Growth-Income Portfolio	96	10,204	532	3,797
ING American Funds International Portfolio	620	2,870	682	4,225
ING American Funds World Allocation Portfolio - Service Class	412	254	-	-
ING Artio Foreign Portfolio - Service Class	257	1,100	846	3,452
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class	444	261	119	203
ING BlackRock Inflation Protected Bond Portfolio - Institutional
Class	42	27	375	77
ING BlackRock Inflation Protected Bond Portfolio - Service
Class	3,764	427	-	-

107

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING BlackRock Large Cap Growth Portfolio - Institutional Class $	1,352	$ 4,293	$ 884	$ 3,833
ING Clarion Global Real Estate Portfolio - Institutional Class	325	214	658	855
ING Clarion Global Real Estate Portfolio - Service Class	199	403	234	273
ING Clarion Real Estate Portfolio - Service Class	774	796	1,391	1,041
ING Core Growth and Income Portfolio - Service Class	59	1,287	916	1,034
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	250	3,875	1,232	3,242
ING FMRSM Diversified Mid Cap Portfolio - Service Class	404	724	889	467
ING Franklin Income Portfolio - Service Class	1,040	863	793	1,372
ING Franklin Mutual Shares Portfolio - Service Class	279	606	233	937
ING Global Resources Portfolio - Service Class	1,893	2,981	1,846	3,673
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class	232	216	38	138
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	1,183	2,140	2,854	1,681
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	1,665	4,809	5,176	2,966
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	764	596	232	596
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	53	170	176	33
ING Large Cap Growth Portfolio - Institutional Class	24,529	4,813	864	1,989
ING Large Cap Value Portfolio - Institutional Class	3,188	1,927	528	683
ING Large Cap Value Portfolio - Service Class	624	188	-	-
ING Lord Abbett Growth and Income Portfolio - Institutional
Class	27	2,790	304	1,245
ING Lord Abbett Growth and Income Portfolio - Service Class	13	456	77	216
ING Marsico Growth Portfolio - Service Class	547	479	384	675
ING MFS Total Return Portfolio - Institutional Class	1,232	9,193	726	10,461
ING MFS Total Return Portfolio - Service Class	94	290	189	485
ING MFS Utilities Portfolio - Service Class	898	682	682	659
ING PIMCO High Yield Portfolio - Service Class	1,686	2,078	2,115	2,184
ING PIMCO Total Return Bond Portfolio - Service Class	2,794	713	-	-
ING Pioneer Fund Portfolio - Institutional Class	2,196	4,604	2,318	4,165
ING Pioneer Mid Cap Value Portfolio - Institutional Class	349	910	432	668
ING Pioneer Mid Cap Value Portfolio - Service Class	160	378	298	319
ING Retirement Conservative Portfolio - Adviser Class	984	144	-	-
ING Retirement Growth Portfolio - Adviser Class	697	1,549	395	1,041
ING Retirement Moderate Growth Portfolio - Adviser Class	714	1,807	225	2,097
ING Retirement Moderate Portfolio - Adviser Class	369	1,235	1,123	3,660
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	3,325	2,559	2,065	2,926
ING T. Rowe Price Equity Income Portfolio - Service Class	1,783	1,781	988	1,900
ING T. Rowe Price International Stock Portfolio - Service Class	367	947	504	1,722
ING Templeton Global Growth Portfolio - Service Class	116	118	84	259
ING U.S. Stock Index Portfolio - Service Class	5	6	192	147

108

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	$ 29,401	$ 44,483	$ 19,116	$ 61,802
ING Money Market Portfolio - Class S	2	42	387	74
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	384	829	738	145
ING Baron Small Cap Growth Portfolio - Service Class	1,017	930	390	837
ING Columbia Small Cap Value II Portfolio - Service Class	102	320	327	400
ING Davis New York Venture Portfolio - Service Class	324	765	490	618
ING Global Bond Portfolio - Initial Class	6,873	12,364	7,927	12,246
ING Global Bond Portfolio - Service Class	180	139	4	9
ING Invesco Van Kampen Comstock Portfolio - Service Class	59	158	230	459
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class	1,800	11,164	1,721	12,660
ING JPMorgan Mid Cap Value Portfolio - Service Class	357	242	357	715
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class	5,079	21,007	717	3,057
ING Oppenheimer Global Portfolio - Initial Class	2,553	13,558	2,778	14,053
ING PIMCO Total Return Portfolio - Service Class	2,959	4,786	4,172	3,897
ING Pioneer High Yield Portfolio - Initial Class	3,596	5,931	4,224	6,076
ING Solution 2015 Portfolio - Service Class	639	1,025	424	320
ING Solution 2025 Portfolio - Service Class	617	755	457	318
ING Solution 2035 Portfolio - Service Class	1,611	1,259	957	393
ING Solution 2045 Portfolio - Service Class	855	286	352	692
ING Solution Income Portfolio - Service Class	446	231	331	953
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	1,771	7,137	1,231	5,911
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,946	5,430	1,447	5,582
ING Templeton Foreign Equity Portfolio - Initial Class	1,318	4,215	2,201	4,757
ING Thornburg Value Portfolio - Initial Class	921	3,825	2,133	3,768
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	424	2,929	480	3,121
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,801	2,855	1,130	1,458
ING Strategic Allocation Growth Portfolio - Class I	1,137	1,916	512	1,203
ING Strategic Allocation Moderate Portfolio - Class I	848	1,453	1,815	1,962
ING Variable Funds:
ING Growth and Income Portfolio - Class A	1,875	215	-	-
ING Growth and Income Portfolio - Class I	16,227	39,370	17,723	34,671
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	34	1,363	26	134
ING GET U.S. Core Portfolio - Series 6	453	15,148	355	3,636
ING GET U.S. Core Portfolio - Series 7	292	1,690	355	2,182
ING GET U.S. Core Portfolio - Series 8	116	1,183	181	1,302
ING GET U.S. Core Portfolio - Series 9	169	1,349	139	1,130

109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 10	$ 106	$ 565	$ 120	$ 626
ING GET U.S. Core Portfolio - Series 11	101	1,162	142	1,347
ING GET U.S. Core Portfolio - Series 12	282	3,266	398	3,618
ING GET U.S. Core Portfolio - Series 13	277	2,731	348	2,653
ING GET U.S. Core Portfolio - Series 14	357	2,294	438	3,667
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class I	2,529	3,017	2,302	2,094
ING Euro STOXX 50 Index Portfolio - Institutional Class	9	3	32	3
ING Index Plus LargeCap Portfolio - Class I	4,809	16,394	4,674	20,079
ING Index Plus MidCap Portfolio - Class I	627	1,445	526	1,704
ING Index Plus SmallCap Portfolio - Class I	593	1,087	459	1,081
ING International Index Portfolio - Class I	767	2,097	1,208	3,098
ING International Index Portfolio - Class S	4	20	19	10
ING Russell™ Large Cap Growth Index Portfolio - Class I	846	4,534	504	4,588
ING Russell™ Large Cap Index Portfolio - Class I	2,579	7,044	2,406	4,947
ING Russell™ Large Cap Value Index Portfolio - Class I	263	1,729	1,514	3,013
ING Russell™ Large Cap Value Index Portfolio - Class S	50	299	209	214
ING Russell™ Mid Cap Growth Index Portfolio - Class S	548	273	281	36
ING Russell™ Mid Cap Index Portfolio - Class I	381	124	199	130
ING Russell™ Small Cap Index Portfolio - Class I	377	143	359	138
ING Small Company Portfolio - Class I	726	7,007	1,784	6,017
ING U.S. Bond Index Portfolio - Class I	2,180	1,022	1,295	690
ING Variable Products Trust:
ING International Value Portfolio - Class I	368	601	173	1,593
ING MidCap Opportunities Portfolio - Class I	748	845	1,418	272
ING MidCap Opportunities Portfolio - Class S	1,039	1,016	391	693
ING SmallCap Opportunities Portfolio - Class I	580	645	755	348
ING SmallCap Opportunities Portfolio - Class S	444	852	298	425
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	109	114	42	129
Invesco V.I. Core Equity Fund - Series I Shares	153	212	193	317
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-	-	-
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	2	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	-	2	-	-
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	238	618	258	319

110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	$ 1	$ 12	$ 1	$8
Oppenheimer Main Street Fund®/VA	72	83	3	44
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	33	276	236	90
Oppenheimer Small- & Mid-Cap Growth Fund/VA	300	209	436	613
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,511	3,010	2,492	4,567
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	313	2,796	2,232	1,155
Pioneer High Yield VCT Portfolio - Class I	185	227	93	196
Wanger Advisors Trust:
Wanger International	882	732	1,039	766
Wanger Select	428	1,004	710	734
Wanger USA	577	552	362	106

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8.	Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund - Class 2	130	1	129	-	-	-
American Funds Insurance Series® International Fund - Class 2	189	290	(101)	290	-	290
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	8,886	8,937	(51)	6,380	24,069	(17,689)
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	330	95,186	(94,856)	698,991	141,963	557,028
Federated Fund for U.S. Government Securities II	535	10,111	(9,576)	6,880	28,772	(21,892)
Federated High Income Bond Fund II - Primary Shares	436	20,434	(19,998)	2,496	33,294	(30,798)
Federated Kaufmann Fund II - Primary Shares	2,028	22,773	(20,745)	221,247	46,291	174,956
Federated Managed Volatility Fund II	3,099	32,734	(29,635)	142,394	42,173	100,221
Federated Prime Money Fund II	10,145	44,318	(34,173)	111,832	75,698	36,134
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	111,043	655,817	(544,774)	289,457	970,275	(680,818)
Fidelity® VIP Growth Portfolio - Initial Class	106,216	130,964	(24,748)	116,977	157,602	(40,625)
Fidelity® VIP High Income Portfolio - Initial Class	4,796	2,516	2,280	8,969	11,148	(2,179)
Fidelity® VIP Overseas Portfolio - Initial Class	42,090	76,891	(34,801)	59,163	119,285	(60,122)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	290,750	1,092,971	(802,221)	433,266	1,334,176	(900,910)
Fidelity® VIP Index 500 Portfolio - Initial Class	9,172	160,897	(151,725)	16,847	180,953	(164,106)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2	8,214	(8,212)	1,115	6,177	(5,062)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	72,034	97,553	(25,519)	115,437	159,524	(44,087)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	73,545	565,666	(492,121)	173,770	670,363	(496,593)

	112

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,090,470	1,341,527	(251,057)	1,144,645	1,890,687	(746,042)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	13,887	1,239	12,648	-	-	-
ING American Funds Growth Portfolio	60,336	217,982	(157,646)	147,453	486,341	(338,888)
ING American Funds Growth-Income Portfolio	347	926,027	(925,680)	97,831	433,819	(335,988)
ING American Funds International Portfolio	41,596	204,904	(163,308)	138,273	401,481	(263,208)
ING American Funds World Allocation Portfolio - Service Class	45,156	29,607	15,549	-	-	-
ING Artio Foreign Portfolio - Service Class	35,197	111,833	(76,636)	95,056	349,996	(254,940)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	36,898	23,613	13,285	46,222	53,338	(7,116)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	2,010	2,276	(266)	35,269	7,252	28,017
ING BlackRock Inflation Protected Bond Portfolio - Service Class	382,799	65,862	316,937	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	182,118	498,107	(315,989)	181,753	539,064	(357,311)
ING Clarion Global Real Estate Portfolio - Institutional Class	48,445	41,423	7,022	86,513	121,479	(34,966)
ING Clarion Global Real Estate Portfolio - Service Class	17,972	38,596	(20,624)	31,561	44,066	(12,505)
ING Clarion Real Estate Portfolio - Service Class	116,558	118,570	(2,012)	228,750	196,986	31,764
ING Core Growth and Income Portfolio - Service Class	7,711	171,290	(163,579)	134,858	157,370	(22,512)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	49,229	347,519	(298,290)	210,859	399,335	(188,476)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	55,689	75,781	(20,092)	80,078	52,369	27,709
ING Franklin Income Portfolio - Service Class	83,806	83,628	178	77,979	150,930	(72,951)
ING Franklin Mutual Shares Portfolio - Service Class	27,504	64,828	(37,324)	40,388	115,650	(75,262)
ING Global Resources Portfolio - Service Class	187,666	277,448	(89,782)	244,937	419,898	(174,961)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	20,007	17,842	2,165	11,045	20,088	(9,043)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	74,654	148,474	(73,820)	209,652	157,191	52,461
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	82,765	246,892	(164,127)	257,454	184,636	72,818
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	54,044	43,959	10,085	42,412	72,093	(29,681)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	10,624	20,008	(9,384)	13,316	3,097	10,219

113

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Institutional Class	1,819,968	370,834	1,449,134	104,885	186,793	(81,908)
ING Large Cap Value Portfolio - Institutional Class	394,560	245,491	149,069	72,737	98,172	(25,435)
ING Large Cap Value Portfolio - Service Class	61,295	18,486	42,809	-	-	-
ING Lord Abbett Growth and Income Portfolio - Institutional Class	6,002	284,173	(278,171)	66,508	169,860	(103,352)
ING Lord Abbett Growth and Income Portfolio - Service Class	1,459	47,181	(45,722)	12,332	27,767	(15,435)
ING Marsico Growth Portfolio - Service Class	68,155	58,922	9,233	40,566	71,968	(31,402)
ING MFS Total Return Portfolio - Institutional Class	65,109	785,093	(719,984)	234,608	1,089,895	(855,287)
ING MFS Total Return Portfolio - Service Class	8,023	22,773	(14,750)	25,429	47,593	(22,164)
ING MFS Utilities Portfolio - Service Class	58,369	48,942	9,427	58,828	60,712	(1,884)
ING PIMCO High Yield Portfolio - Service Class	114,745	159,460	(44,715)	139,713	165,323	(25,610)
ING PIMCO Total Return Bond Portfolio - Service Class	281,439	81,584	199,855	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	170,700	378,458	(207,758)	231,382	408,843	(177,461)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	55,911	108,348	(52,437)	67,059	92,594	(25,535)
ING Pioneer Mid Cap Value Portfolio - Service Class	13,890	34,379	(20,489)	47,740	50,307	(2,567)
ING Retirement Conservative Portfolio - Adviser Class	92,087	7,975	84,112	-	-	-
ING Retirement Growth Portfolio - Adviser Class	63,282	145,617	(82,335)	65,215	129,291	(64,076)
ING Retirement Moderate Growth Portfolio - Adviser Class	33,861	133,475	(99,614)	41,628	226,481	(184,853)
ING Retirement Moderate Portfolio - Adviser Class	29,054	107,883	(78,829)	205,859	449,115	(243,256)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	281,289	209,242	72,047	181,228	254,436	(73,208)
ING T. Rowe Price Equity Income Portfolio - Service Class	164,728	159,092	5,636	124,378	201,582	(77,204)
ING T. Rowe Price International Stock Portfolio - Service Class	27,044	83,818	(56,774)	111,257	217,466	(106,209)
ING Templeton Global Growth Portfolio - Service Class	12,241	13,169	(928)	48,423	69,503	(21,080)
ING U.S. Stock Index Portfolio - Service Class	97	359	(262)	19,078	13,935	5,143
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	3,377,591	4,498,594	(1,121,003)	3,612,313	6,809,933	(3,197,620)
ING Money Market Portfolio - Class S	152	3,955	(3,803)	38,861	7,275	31,586

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	34,586	56,034	(21,448)	61,699	21,427	40,272
ING Baron Small Cap Growth Portfolio - Service Class	77,786	68,832	8,954	50,417	78,768	(28,351)
ING Columbia Small Cap Value II Portfolio - Service Class	14,781	39,496	(24,715)	42,006	52,614	(10,608)
ING Davis New York Venture Portfolio - Service Class	31,001	75,061	(44,060)	82,822	97,897	(15,075)
ING Global Bond Portfolio - Initial Class	466,335	1,054,793	(588,458)	964,257	1,373,171	(408,914)
ING Global Bond Portfolio - Service Class	12,220	10,046	2,174	-	620	(620)
ING Invesco Van Kampen Comstock Portfolio - Service Class	4,869	12,595	(7,726)	16,522	34,715	(18,193)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	87,659	876,271	(788,612)	153,573	1,128,815	(975,242)
ING JPMorgan Mid Cap Value Portfolio - Service Class	26,010	20,946	5,064	29,300	61,305	(32,005)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	12,693	1,612,618	(1,599,925)	109,880	317,684	(207,804)
ING Oppenheimer Global Portfolio - Initial Class	208,181	1,029,750	(821,569)	304,209	1,259,601	(955,392)
ING PIMCO Total Return Portfolio - Service Class	272,110	433,509	(161,399)	312,483	318,095	(5,612)
ING Pioneer High Yield Portfolio - Initial Class	247,160	467,134	(219,974)	379,388	600,756	(221,368)
ING Solution 2015 Portfolio - Service Class	47,230	84,780	(37,550)	39,617	34,828	4,789
ING Solution 2025 Portfolio - Service Class	52,050	66,272	(14,222)	43,202	32,509	10,693
ING Solution 2035 Portfolio - Service Class	139,009	110,203	28,806	99,332	42,487	56,845
ING Solution 2045 Portfolio - Service Class	66,987	12,586	54,401	37,160	72,055	(34,895)
ING Solution Income Portfolio - Service Class	35,490	19,168	16,322	20,737	77,576	(56,839)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	178,303	521,793	(343,490)	184,164	533,457	(349,293)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	138,004	234,204	(96,200)	103,190	261,068	(157,878)
ING Templeton Foreign Equity Portfolio - Initial Class	153,630	513,044	(359,414)	304,266	649,503	(345,237)
ING Thornburg Value Portfolio - Initial Class	54,376	259,975	(205,599)	165,842	273,917	(108,075)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	31,619	221,843	(190,224)	63,351	291,239	(227,888)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	79,540	154,595	(75,055)	44,515	83,054	(38,539)
ING Strategic Allocation Growth Portfolio - Class I	67,051	115,931	(48,880)	13,738	81,190	(67,452)
ING Strategic Allocation Moderate Portfolio - Class I	35,976	88,486	(52,510)	96,134	123,773	(27,639)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	175,896	18,832	157,064	-	-	-
ING Growth and Income Portfolio - Class I	1,200,252	2,014,456	(814,204)	1,671,662	2,586,747	(915,085)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	-	128,560	(128,560)	12,249	22,950	(10,701)
ING GET U.S. Core Portfolio - Series 6	-	1,467,883	(1,467,883)	84,099	408,334	(324,235)
ING GET U.S. Core Portfolio - Series 7	15,978	156,145	(140,167)	37,810	219,693	(181,883)
ING GET U.S. Core Portfolio - Series 8	-	102,828	(102,828)	9,261	121,291	(112,030)
ING GET U.S. Core Portfolio - Series 9	14	114,493	(114,479)	44	97,840	(97,796)
ING GET U.S. Core Portfolio - Series 10	-	48,389	(48,389)	141	53,512	(53,371)
ING GET U.S. Core Portfolio - Series 11	3	102,528	(102,525)	22,092	141,663	(119,571)
ING GET U.S. Core Portfolio - Series 12	1	288,610	(288,609)	29,847	351,555	(321,708)
ING GET U.S. Core Portfolio - Series 13	5	237,328	(237,323)	28,701	259,093	(230,392)
ING GET U.S. Core Portfolio - Series 14	-	191,305	(191,305)	70,821	404,076	(333,255)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	564,707	649,245	(84,538)	598,273	545,613	52,660
ING Euro STOXX 50 Index Portfolio - Institutional Class	1,016	274	742	3,928	302	3,626
ING Index Plus LargeCap Portfolio - Class I	235,375	1,121,868	(886,493)	728,151	2,186,850	(1,458,699)
ING Index Plus MidCap Portfolio - Class I	40,970	71,015	(30,045)	42,515	102,930	(60,415)
ING Index Plus SmallCap Portfolio - Class I	40,088	68,350	(28,262)	42,961	88,565	(45,604)
ING International Index Portfolio - Class I	68,758	165,321	(96,563)	125,044	330,349	(205,305)
ING International Index Portfolio - Class S	211	1,255	(1,044)	1,418	821	597
ING Russell™ Large Cap Growth Index Portfolio - Class I	43,631	319,136	(275,505)	91,780	421,842	(330,062)
ING Russell™ Large Cap Index Portfolio - Class I	170,441	541,398	(370,957)	180,172	412,538	(232,366)
ING Russell™ Large Cap Value Index Portfolio - Class I	11,413	120,399	(108,986)	101,766	278,689	(176,923)
ING Russell™ Large Cap Value Index Portfolio - Class S	1,638	20,080	(18,442)	2,790	15,308	(12,518)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	31,233	17,134	14,099	20,066	5,009	15,057
ING Russell™ Mid Cap Index Portfolio - Class I	36,162	11,439	24,723	19,562	15,869	3,693
ING Russell™ Small Cap Index Portfolio - Class I	43,184	22,614	20,570	33,574	15,063	18,511

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31
		2011			2010
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ING Variable Portfolios, Inc. (continued):
ING Small Company Portfolio - Class I	42,453	278,073	(235,620)	132,154	323,791	(191,637)
ING U.S. Bond Index Portfolio - Class I	179,544	86,566	92,978	108,200	53,532	54,668
ING Variable Products Trust:
ING International Value Portfolio - Class I	42,853	63,758	(20,905)	61,222	169,877	(108,655)
ING MidCap Opportunities Portfolio - Class I	58,891	63,462	(4,571)	91,197	16,051	75,146
ING MidCap Opportunities Portfolio - Class S	84,573	75,758	8,815	56,680	82,298	(25,618)
ING SmallCap Opportunities Portfolio - Class I	86,306	94,192	(7,886)	78,398	39,447	38,951
ING SmallCap Opportunities Portfolio - Class S	46,488	83,894	(37,406)	66,181	81,934	(15,753)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	15,217	14,306	911	4,959	14,831	(9,872)
Invesco V.I. Core Equity Fund - Series I Shares	21,396	26,288	(4,892)	21,358	33,045	(11,687)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	67	(67)	-	5	(5)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	2	100	(98)	5	3	2
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	22,816	49,189	(26,373)	23,853	27,402	(3,549)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	441	(441)	-	344	(344)
Oppenheimer Main Street Fund®/VA	7,437	8,857	(1,420)	17,184	21,456	(4,272)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	7,904	26,570	(18,666)	23,149	11,757	11,392
Oppenheimer Small- & Mid-Cap Growth Fund/VA	30,592	21,574	9,018	50,783	71,559	(20,776)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	281,211	275,593	5,618	216,671	379,940	(163,269)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	96,706	381,991	(285,285)	261,984	156,015	105,969
Pioneer High Yield VCT Portfolio - Class I	11,724	16,469	(4,745)	9,047	18,859	(9,812)
Wanger Advisors Trust:
Wanger International	90,048	87,741	2,307	209,869	186,808	23,061
Wanger Select	35,526	74,080	(38,554)	70,537	74,056	(3,519)
Wanger USA	37,023	41,456	(4,433)	38,053	19,433	18,620

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding as of December 31, 2011 follows:

	Division/Contract	Units	Unit Value	Extended Value
	American Funds Insurance Series® Growth-Income
	Fund - Class 2
	Contracts in accumulation period:
	Non-Qualified V (0.75)	129.475	$ 13.30	$ 1,722

	American Funds Insurance Series® International
	Fund - Class 2
	Contracts in accumulation period:
	Non-Qualified V (0.75)	188.699	$ 11.91	$ 2,247

	Calvert VP SRI Balanced Portfolio
	Contracts in accumulation period:
	Non-Qualified V	2,480.906	$ 23.73	$ 58,872
	Non-Qualified V (0.75)	18,060.708	25.68	463,799
	Non-Qualified VII	32,415.720	13.02	422,053
	Non-Qualified VIII	5,765.624	13.30	76,683
	Non-Qualified XXIII	182.407	10.77	1,965
		58,905.365		$ 1,023,372
	Federated Capital Appreciation Fund II - Primary
	Shares
	Currently payable annuity contracts:	5,936.548	$ 10.09	$ 59,900
	Contracts in accumulation period:
	Non-Qualified VII	456,234.975	10.92	4,982,086
		462,171.523		$ 5,041,986
	Federated Fund for U.S. Government Securities II
	Contracts in accumulation period:
	Non-Qualified VII	56,933.436	$ 19.76	$ 1,125,005

	Federated High Income Bond Fund II - Primary
	Shares
	Currently payable annuity contracts:	1,451.791	$ 26.39	$ 38,313
	Contracts in accumulation period:
	Non-Qualified VII	144,254.049	25.75	3,714,542
		145,705.840		$ 3,752,855
	Federated Kaufmann Fund II - Primary Shares
	Contracts in accumulation period:
	Non-Qualified VII	154,210.896	$ 10.44	$ 1,609,962

	Federated Managed Volatility Fund II
	Currently payable annuity contracts:	1,499.817	$ 19.69	$ 29,531
	Contracts in accumulation period:
	Non-Qualified VII	160,452.772	19.21	3,082,298
		161,952.589		$ 3,111,829

119

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Prime Money Fund II
Currently payable annuity contracts:	1,140.884	$ 9.78	$ 11,158
Contracts in accumulation period:
Non-Qualified VII	111,858.289	13.15	1,470,937
	112,999.173		$ 1,482,095

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	141,797.017	$ 21.94	$ 3,111,027
Non-Qualified V (0.75)	329,309.890	23.75	7,821,110
Non-Qualified VII	751,037.192	25.78	19,361,739
Non-Qualified VIII	197,992.198	18.82	3,726,213
Non-Qualified IX	13,356.577	21.15	282,492
Non-Qualified X	10,543.149	21.94	231,317
Non-Qualified XII	6,112.310	13.50	82,516
Non-Qualified XIII	466,333.418	12.99	6,057,671
Non-Qualified XIV	725,732.350	12.47	9,049,882
Non-Qualified XV	210,935.726	12.22	2,577,635
Non-Qualified XVI	3,841.715	11.67	44,833
Non-Qualified XIX	22,578.749	11.28	254,688
Non-Qualified XX	14.153	14.06	199
Non-Qualified XXIII	17,646.792	10.19	179,821
Non-Qualified XXIV	13,012.535	10.35	134,680
	2,910,243.771		$ 52,915,823
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	138,234.231	$ 19.06	$ 2,634,744
Non-Qualified V (0.75)	273,739.888	20.63	5,647,254
Non-Qualified IX	9,107.244	18.37	167,300
Non-Qualified X	1,420.348	19.06	27,072
Non-Qualified XII	14,503.056	12.40	179,838
Non-Qualified XX	5,952.992	14.14	84,175
Non-Qualified XXIII	7,186.779	9.81	70,502
Non-Qualified XXIV	47,222.593	9.96	470,337
	497,367.131		$ 9,281,222
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	16,131.373	$13.02 to $15.25	$ 221,956

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	66,506.812	$ 15.21	$ 1,011,569
Non-Qualified V (0.75)	132,291.615	16.46	2,177,520
Non-Qualified IX	492.112	14.66	7,214
Non-Qualified XII	2,226.879	11.41	25,409
Non-Qualified XX	2,773.525	13.93	38,635
Non-Qualified XXIII	7,652.237	7.65	58,540
Non-Qualified XXIV	16,909.703	7.77	131,388
	228,852.883		$ 3,450,275

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	267,888.562	$ 31.45	$ 8,425,095
Non-Qualified V (0.75)	669,376.538	34.05	22,792,271
Non-Qualified VII	859,859.508	34.14	29,355,604
Non-Qualified VIII	163,404.566	27.85	4,550,817
Non-Qualified IX	16,455.508	30.31	498,766
Non-Qualified X	10,165.933	31.45	319,719
Non-Qualified XII	49,403.349	18.90	933,723
Non-Qualified XIII	807,293.433	17.45	14,087,270
Non-Qualified XIV	939,321.152	16.75	15,733,629
Non-Qualified XV	310,886.415	16.41	5,101,646
Non-Qualified XVI	5,663.668	12.99	73,571
Non-Qualified XVIII	81.691	12.34	1,008
Non-Qualified XIX	19,531.988	12.55	245,126
Non-Qualified XX	33,189.213	17.94	595,414
Non-Qualified XXIII	54,909.880	10.46	574,357
Non-Qualified XXIV	117,227.980	10.62	1,244,961
	4,324,659.384		$ 104,532,977
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	690,382.908	$ 24.04	$ 16,596,805
Non-Qualified VIII	104,586.413	20.42	2,135,655
	794,969.321		$ 18,732,460
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
Contracts in accumulation period:
Non-Qualified VII	34,263.892	$ 21.62	$ 740,785

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	29,565.710	$ 17.87	$ 528,339
Non-Qualified V (0.75)	105,949.760	18.83	1,995,034
Non-Qualified IX	3,210.300	17.41	55,891
Non-Qualified XII	2,738.175	18.73	51,286
Non-Qualified XX	3,592.275	18.27	65,631
Non-Qualified XXIII	8,282.310	10.99	91,023
	153,338.530		$ 2,787,204

ING Balanced Portfolio - Class I
Currently payable annuity contracts:	769,098.121	$9.69 to $37.63	$ 20,621,446
Contracts in accumulation period:
Non-Qualified V	488,777.027	27.50	13,441,368
Non-Qualified V (0.75)	285,190.651	29.76	8,487,274
Non-Qualified VI	10,986.636	23.31	256,098
Non-Qualified VII	475,556.443	26.41	12,559,446
Non-Qualified VIII	93,501.270	19.06	1,782,134
Non-Qualified IX	7,939.554	26.50	210,398
Non-Qualified X	82,851.392	28.52	2,362,922

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Non-Qualified XI	1,417.487	$ 24.17	$ 34,261
Non-Qualified XII	4,307.083	14.04	60,471
Non-Qualified XIII	260,549.186	13.47	3,509,598
Non-Qualified XIV	263,165.457	12.93	3,402,729
Non-Qualified XV	123,111.360	12.67	1,559,821
Non-Qualified XVI	4,606.261	10.60	48,826
Non-Qualified XVIII	2,238.994	10.07	22,547
Non-Qualified XIX	3,150.349	10.24	32,260
Non-Qualified XX	4,806.153	13.67	65,700
Non-Qualified XXII	505.609	10.46	5,289
Non-Qualified XXIII	28,281.570	10.50	296,956
Non-Qualified XXIV	2,458.483	10.66	26,207
	2,912,499.086		$ 68,785,751
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	392,523.133	$13.02 to $96.19	$ 11,078,444
Contracts in accumulation period:
Non-Qualified V	374,437.187	23.80	8,911,605
Non-Qualified V (0.75)	443,085.871	25.76	11,413,892
Non-Qualified VI	1,777.055	21.92	38,953
Non-Qualified VII	707,507.168	22.86	16,173,614
Non-Qualified VIII	199,406.445	19.84	3,956,224
Non-Qualified IX	3,818.797	22.94	87,603
Non-Qualified X	59,246.782	24.32	1,440,882
Non-Qualified XII	881.398	18.36	16,182
Non-Qualified XIII	983,415.792	17.88	17,583,474
Non-Qualified XIV	1,265,155.513	17.17	21,722,720
Non-Qualified XV	494,817.976	16.82	8,322,838
Non-Qualified XVI	15,257.734	16.08	245,344
Non-Qualified XIX	6,953.759	15.53	107,992
Non-Qualified XX	4,114.914	14.60	60,078
Non-Qualified XXII	1,278.682	12.53	16,022
Non-Qualified XXIII	11,679.955	12.12	141,561
Non-Qualified XXIV	18,332.415	12.30	225,489
	4,983,690.576		$ 101,542,917
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Non-Qualified VII	26.698	$ 9.41	$ 251
Non-Qualified VIII	475.824	9.42	4,482
Non-Qualified XIII	1,403.332	9.44	13,247
Non-Qualified XIV	2,806.086	9.42	26,433
Non-Qualified XV	7,935.799	9.41	74,676
	12,647.739		$ 119,089

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Currently payable annuity contracts:	155,058.237	$ 12.16	$ 1,885,508
Contracts in accumulation period:
Non-Qualified VII	7,519.841	8.72	65,573
Non-Qualified XIII	197,188.715	12.09	2,384,012
Non-Qualified XIV	254,206.843	11.83	3,007,267
Non-Qualified XV	213,821.118	11.70	2,501,707
Non-Qualified XVI	1,493.125	11.66	17,410
Non-Qualified XIX	1,194.096	11.41	13,625
	830,481.975		$ 9,875,102
ING American Funds International Portfolio
Currently payable annuity contracts:	114,155.046	$ 12.71	$ 1,450,911
Contracts in accumulation period:
Non-Qualified VII	3,674.340	7.91	29,064
Non-Qualified VIII	203.861	7.92	1,615
Non-Qualified XIII	189,029.832	12.68	2,396,898
Non-Qualified XIV	239,961.537	12.41	2,977,923
Non-Qualified XV	195,709.980	12.28	2,403,319
Non-Qualified XVI	2,036.599	12.23	24,908
Non-Qualified XIX	1,619.305	11.97	19,383
	746,390.500		$ 9,304,021
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified VII	1,176.711	$ 8.85	$ 10,414
Non-Qualified VIII	717.781	8.86	6,360
Non-Qualified XIII	12,459.952	8.88	110,644
Non-Qualified XIV	757.669	8.86	6,713
Non-Qualified XV	437.082	8.85	3,868
	15,549.195		$ 137,999
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,430.502	$ 10.52	$ 120,249
Non-Qualified V (0.75)	170,114.737	10.93	1,859,354
Non-Qualified XIII	56,904.445	6.83	388,657
Non-Qualified XIV	64,311.338	6.71	431,529
Non-Qualified XV	23,087.299	6.65	153,531
Non-Qualified XVI	498.588	6.63	3,306
Non-Qualified XIX	671.995	6.52	4,381
Non-Qualified XX	588.943	10.76	6,337
Non-Qualified XXIII	5,016.427	6.49	32,557
	332,624.274		$ 2,999,901

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	2,443.853	$ 12.34	$ 30,157
Non-Qualified V (0.75)	27,286.214	12.76	348,172
Non-Qualified XII	324.606	12.71	4,126
Non-Qualified XX	755.671	12.59	9,514
Non-Qualified XXIII	13.581	10.17	138
	30,823.925		$ 392,107
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
Contracts in accumulation period:
ING Select Opportunities	27,750.932	$ 11.81	$ 327,739

ING BlackRock Inflation Protected Bond Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified VII	79,309.023	$ 10.66	$ 845,434
Non-Qualified VIII	6,465.651	10.68	69,053
Non-Qualified XIII	170,842.075	10.70	1,828,010
Non-Qualified XIV	40,078.941	10.68	428,043
Non-Qualified XV	20,241.350	10.66	215,773
	316,937.040		$ 3,386,313
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	195,478.488	$8.31 to $8.49	$ 1,624,808
Contracts in accumulation period:
Non-Qualified V	134,195.744	8.85	1,187,632
Non-Qualified V (0.75)	223,453.305	9.06	2,024,487
Non-Qualified VII	595,597.829	8.26	4,919,638
Non-Qualified VIII	63,255.372	8.31	525,652
Non-Qualified IX	8,480.224	8.74	74,117
Non-Qualified X	8,561.313	8.85	75,768
Non-Qualified XII	4,128.604	9.04	37,323
Non-Qualified XIII	431,012.713	8.43	3,633,437
Non-Qualified XIV	567,416.183	8.31	4,715,228
Non-Qualified XV	247,805.981	8.26	2,046,877
Non-Qualified XVI	1,878.240	8.24	15,477
Non-Qualified XIX	1,025.969	8.12	8,331
Non-Qualified XX	888.149	8.98	7,976
Non-Qualified XXIII	6,644.096	10.26	68,168
Non-Qualified XXIV	3,089.989	10.41	32,167
	2,492,912.199		$ 20,997,086

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified V	12,236.257	$ 9.52	$ 116,489
Non-Qualified V (0.75)	125,810.967	9.68	1,217,850
Non-Qualified IX	2,302.539	9.44	21,736
Non-Qualified XII	23,996.854	9.67	232,050
Non-Qualified XXIII	199.778	9.70	1,938
	164,546.395		$ 1,590,063
ING Clarion Global Real Estate Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	32,948.456	$ 10.40	$ 342,664
Non-Qualified XIV	32,602.421	10.22	333,197
Non-Qualified XV	17,969.527	10.13	182,031
	83,520.404		$ 857,892
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,091.348	$ 11.13	$ 301,527
Non-Qualified V (0.75)	169,795.695	11.45	1,944,161
Non-Qualified IX	2,967.004	10.97	32,548
Non-Qualified XII	1,604.540	11.41	18,308
Non-Qualified XX	13,690.906	11.32	154,981
Non-Qualified XXII	336.217	10.94	3,678
Non-Qualified XXIII	2,082.550	11.99	24,970
	217,568.260		$ 2,480,173

ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
Currently payable annuity contracts:	156,384.432	$ 10.48	$ 1,638,909
Contracts in accumulation period:
Non-Qualified VII	355,750.234	10.31	3,667,785
Non-Qualified VIII	90,053.812	10.40	936,560
Non-Qualified XIII	243,530.951	10.58	2,576,557
Non-Qualified XIV	281,128.756	10.40	2,923,739
Non-Qualified XV	118,023.367	10.31	1,216,821
Non-Qualified XVI	3,140.095	10.28	32,280
Non-Qualified XIX	1,694.551	10.10	17,115
	1,249,706.198		$ 13,009,766
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	10,700.119	$ 13.61	$ 145,629
Non-Qualified V (0.75)	78,983.241	14.07	1,111,294
Non-Qualified IX	1,381.552	13.38	18,485
Non-Qualified XII	1,103.730	14.02	15,474
Non-Qualified XX	11,653.398	13.88	161,749
Non-Qualified XXIII	3,982.811	10.43	41,541
	107,804.851		$ 1,494,172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	7,564.076	$ 9.52	$ 72,010
Non-Qualified VIII	4,396.735	9.53	41,901
Non-Qualified XIII	131,562.583	11.60	1,526,126
Non-Qualified XIV	140,723.098	11.40	1,604,243
Non-Qualified XV	96,278.039	11.30	1,087,942
Non-Qualified XIX	713.813	11.08	7,909
	381,238.344		$ 4,340,131
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	1,132.542	$ 9.22	$ 10,442
Non-Qualified VIII	918.281	9.23	8,476
Non-Qualified XIII	55,719.285	10.00	557,193
Non-Qualified XIV	54,083.618	9.86	533,264
Non-Qualified XV	28,469.073	9.79	278,712
Non-Qualified XVI	466.512	9.76	4,553
Non-Qualified XIX	3,229.375	9.63	31,099
	144,018.686		$ 1,423,739
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	97,851.696	$ 11.48	$ 1,123,337
Non-Qualified V (0.75)	224,977.070	11.78	2,650,230
Non-Qualified VII	35,088.082	12.01	421,408
Non-Qualified IX	4,384.287	11.33	49,674
Non-Qualified X	2,441.706	11.48	28,031
Non-Qualified XII	17,482.032	11.75	205,414
Non-Qualified XIII	64,723.214	11.34	733,961
Non-Qualified XIV	61,380.121	11.15	684,388
Non-Qualified XV	24,262.548	11.05	268,101
Non-Qualified XIX	1,391.620	10.83	15,071
Non-Qualified XX	907.079	11.66	10,577
Non-Qualified XXIII	18,906.671	9.22	174,320
	553,796.126		$ 6,364,512
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,832.144	$ 11.27	$ 234,778
Non-Qualified V (0.75)	48,307.222	11.65	562,779
Non-Qualified IX	3,524.495	11.08	39,051
Non-Qualified XXIII	1,713.427	10.40	17,820
	74,377.288		$ 854,428

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	159,758.425	$ 15.83	$ 2,528,976
Non-Qualified VIII	21,530.342	15.98	344,055
Non-Qualified XIII	83,105.186	12.55	1,042,970
Non-Qualified XIV	100,311.698	12.34	1,237,846
Non-Qualified XV	34,255.702	12.23	418,947
Non-Qualified XVI	1,299.501	12.20	15,854
Non-Qualified XIX	409.771	11.99	4,913
	400,670.625		$ 5,593,561
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37,898.789	$ 19.22	$ 728,415
Non-Qualified V (0.75)	238,092.933	19.87	4,730,907
Non-Qualified IX	11,124.612	18.90	210,255
Non-Qualified XII	5,530.561	19.81	109,560
Non-Qualified XX	4,410.333	19.61	86,487
Non-Qualified XXIII	14,848.037	9.70	144,026
	311,905.265		$ 6,009,650
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	822.587	$ 8.89	$ 7,313
Non-Qualified VIII	512.728	8.90	4,563
Non-Qualified XIII	64,301.426	14.02	901,506
Non-Qualified XIV	65,710.017	13.74	902,856
Non-Qualified XV	25,769.805	13.60	350,469
Non-Qualified XVI	138.514	13.55	1,877
Non-Qualified XIX	959.166	13.28	12,738
	158,214.243		$ 2,181,322
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,307.593	$ 13.40	$ 57,722
Non-Qualified V (0.75)	7,404.125	13.85	102,547
Non-Qualified XII	1,351.032	13.81	18,658
Non-Qualified XX	396.070	13.67	5,414
Non-Qualified XXIII	208.936	11.48	2,399
	13,667.756		$ 186,740
ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	117,154.438	$13.92 to $14.47	$ 1,694,070
Contracts in accumulation period:
Non-Qualified V	233,344.033	10.30	2,403,444
Non-Qualified V (0.75)	266,699.983	10.35	2,760,345
Non-Qualified VII	825,863.119	13.49	11,140,893
Non-Qualified VIII	61,282.999	13.62	834,674

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Institutional Class
(continued)
Non-Qualified IX	5,821.106	$ 10.27	$ 59,783
Non-Qualified X	7,085.215	10.30	72,978
Non-Qualified XII	12,267.513	10.35	126,969
Non-Qualified XIII	167,708.438	15.49	2,597,804
Non-Qualified XIV	250,129.246	15.18	3,796,962
Non-Qualified XV	100,533.597	15.03	1,511,020
Non-Qualified XVI	693.884	14.97	10,387
Non-Qualified XIX	37.898	14.67	556
Non-Qualified XX	4,235.759	10.33	43,755
Non-Qualified XXIII	21,060.376	10.36	218,185
Non-Qualified XXIV	376.691	10.40	3,918
	2,074,294.295		$ 27,275,743
ING Large Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	97,487.934	$ 8.43	$ 821,823
Non-Qualified V (0.75)	358,080.029	8.67	3,104,554
Non-Qualified IX	8,424.337	8.31	70,006
Non-Qualified XII	21,532.477	8.65	186,256
Non-Qualified XX	9,578.380	8.58	82,183
Non-Qualified XXIII	10,089.432	10.50	105,939
Non-Qualified XXIV	36,141.805	10.66	385,272
	541,334.394		$ 4,756,033
ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VIII	872.812	$ 10.07	$ 8,789
Non-Qualified XIII	13,967.432	10.10	141,071
Non-Qualified XIV	15,521.132	10.07	156,298
Non-Qualified XV	12,447.516	10.05	125,098
	42,808.892		$ 431,256
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,141.103	$ 11.48	$ 219,740
Non-Qualified V (0.75)	69,537.709	11.87	825,413
Non-Qualified VII	12,000.570	9.05	108,605
Non-Qualified IX	2,784.293	11.29	31,435
Non-Qualified XII	2,319.019	11.83	27,434
Non-Qualified XIII	3,936.424	9.99	39,325
Non-Qualified XIV	22,731.655	9.82	223,225
Non-Qualified XV	7,556.552	9.73	73,525
Non-Qualified XXIII	2,087.844	10.56	22,048
	142,095.169		$ 1,570,750

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	724,958.861	$ 11.56	$ 8,380,524
Non-Qualified VIII	203,368.023	11.68	2,375,339
Non-Qualified XIII	661,258.231	11.92	7,882,198
Non-Qualified XIV	805,593.077	11.68	9,409,327
Non-Qualified XV	373,214.610	11.56	4,314,361
Non-Qualified XVI	13,796.959	11.52	158,941
Non-Qualified XIX	9,733.633	11.29	109,893
	2,791,923.394		$ 32,630,583
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,273.184	$ 13.89	$ 59,355
Non-Qualified V (0.75)	46,239.422	14.51	670,934
Non-Qualified XII	10,020.675	14.44	144,699
Non-Qualified XX	771.973	14.26	11,008
	61,305.254		$ 885,996
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,796.023	$ 17.64	$ 666,722
Non-Qualified V (0.75)	104,754.954	18.24	1,910,730
Non-Qualified IX	3,663.009	17.35	63,553
Non-Qualified XII	1,998.125	18.18	36,326
Non-Qualified XX	1,742.113	18.00	31,358
Non-Qualified XXIII	5,632.227	10.95	61,673
	155,586.451		$ 2,770,362
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,400.112	$ 15.05	$ 201,672
Non-Qualified V (0.75)	111,940.860	15.56	1,741,800
Non-Qualified VII	133,441.311	14.94	1,993,613
Non-Qualified VIII	9,680.176	15.09	146,074
Non-Qualified IX	4,018.266	14.80	59,470
Non-Qualified XII	458.135	15.51	7,106
Non-Qualified XX	447.842	15.35	6,874
Non-Qualified XXIII	3,598.277	13.96	50,232
	276,984.979		$ 4,206,841
ING PIMCO Total Return Bond Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	75,592.236	$ 10.02	$ 757,434
Non-Qualified VIII	4,652.001	10.03	46,660
Non-Qualified XIII	48,638.209	10.05	488,814
Non-Qualified XIV	37,113.608	10.03	372,249
Non-Qualified XV	31,196.594	10.02	312,590
Non-Qualified XVI	2,661.885	10.01	26,645
	199,854.533		$ 2,004,392

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	142,317.072	$10.05 to $11.39	$ 1,619,242
Contracts in accumulation period:
Non-Qualified V	5,724.983	9.67	55,361
Non-Qualified V (0.75)	15,313.505	9.95	152,369
Non-Qualified XIII	126,737.139	11.62	1,472,686
Non-Qualified XIV	252,371.746	11.39	2,874,514
Non-Qualified XV	155,616.772	11.27	1,753,801
Non-Qualified XIX	2,104.363	11.01	23,169
	700,185.580		$ 7,951,142
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	29,013.996	$ 9.96	$ 288,979
Non-Qualified V (0.75)	124,183.079	10.25	1,272,877
Non-Qualified IX	11,427.214	9.82	112,215
Non-Qualified XII	21,212.553	10.22	216,792
Non-Qualified XX	9,028.645	10.14	91,550
Non-Qualified XXIII	11,449.977	10.30	117,935
	206,315.464		$ 2,100,348
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	22,824.564	$ 9.98	$ 227,789
Non-Qualified XIV	23,264.724	9.81	228,227
Non-Qualified XV	8,349.954	9.72	81,162
Non-Qualified XVI	3,509.831	9.69	34,010
Non-Qualified XIX	835.974	9.53	7,967
	58,785.047		$ 579,155
ING Retirement Conservative Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified VII	53,772.557	$ 10.05	$ 540,414
Non-Qualified VIII	410.002	10.06	4,125
Non-Qualified XIII	6,476.881	10.08	65,287
Non-Qualified XIV	15,911.127	10.06	160,066
Non-Qualified XV	7,541.345	10.05	75,791
	84,111.912		$ 845,683
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified VII	2,635.380	$ 9.19	$ 24,219
Non-Qualified XIII	147,463.503	10.15	1,496,755
Non-Qualified XIV	173,888.231	10.08	1,752,793
Non-Qualified XV	129,504.426	10.05	1,301,519
	453,491.540		$ 4,575,286

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Non-Qualified VII	2,563.925	$ 9.38	$ 24,050
Non-Qualified XIII	125,950.234	10.51	1,323,737
Non-Qualified XIV	258,644.607	10.44	2,700,250
Non-Qualified XV	123,873.411	10.40	1,288,283
	511,032.177		$ 5,336,320
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified VII	2,707.370	$ 9.65	$ 26,126
Non-Qualified XIII	139,397.159	10.83	1,509,671
Non-Qualified XIV	233,433.032	10.76	2,511,739
Non-Qualified XV	217,750.707	10.72	2,334,288
	593,288.268		$ 6,381,824
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	165,706.751	$ 13.76	$ 2,280,125
Non-Qualified V (0.75)	564,442.937	14.22	8,026,379
Non-Qualified VII	41,627.358	9.61	400,039
Non-Qualified VIII	10,395.620	9.62	100,006
Non-Qualified IX	28,522.510	13.53	385,910
Non-Qualified XII	21,838.318	14.18	309,667
Non-Qualified XIII	12,020.090	9.64	115,874
Non-Qualified XIV	2,648.630	9.62	25,480
Non-Qualified XV	3,427.816	9.61	32,941
Non-Qualified XX	46,866.097	14.03	657,531
Non-Qualified XXIII	2,585.036	11.62	30,038
	900,081.163		$ 12,363,990
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	40,714.755	$ 14.78	$ 601,764
Non-Qualified V (0.75)	182,881.476	15.44	2,823,690
Non-Qualified IX	1,841.427	15.38	28,321
Non-Qualified XIII	81,846.595	9.96	815,192
Non-Qualified XIV	60,559.047	9.79	592,873
Non-Qualified XV	44,522.492	9.71	432,313
Non-Qualified XVI	4,690.669	9.68	45,406
Non-Qualified XX	15,273.139	15.17	231,694
Non-Qualified XXIII	5,264.539	10.48	55,172
	437,594.139		$ 5,626,425

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,643.718	$ 11.95	$ 198,892
Non-Qualified V (0.75)	61,479.032	12.35	759,266
Non-Qualified VII	114,234.989	8.32	950,435
Non-Qualified VIII	5,410.734	8.39	45,396
Non-Qualified IX	3,064.037	11.75	36,002
Non-Qualified XII	4,393.287	12.31	54,081
Non-Qualified XIII	35,327.696	12.19	430,645
Non-Qualified XIV	68,016.398	11.94	812,116
Non-Qualified XV	12,961.430	11.82	153,204
Non-Qualified XVI	1,000.749	11.78	11,789
Non-Qualified XX	357.986	12.19	4,364
Non-Qualified XXIII	2,463.967	8.09	19,933
	325,354.023		$ 3,476,123
ING Templeton Global Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	11,290.944	$ 8.82	$ 99,586
Non-Qualified XIV	18,154.415	8.67	157,399
Non-Qualified XV	4,621.655	8.60	39,746
	34,067.014		$ 296,731
ING U.S. Stock Index Portfolio - Service Class
Contracts in accumulation period:
ING Select Opportunities	4,881.122	$ 11.77	$ 57,451

ING Money Market Portfolio - Class I
Currently payable annuity contracts:	496,195.483	$10.86 to $12.56	$ 6,214,476
Contracts in accumulation period:
Non-Qualified V	166,460.827	14.92	2,483,596
Non-Qualified V (0.75)	662,251.919	16.15	10,695,368
Non-Qualified VI	3,097.105	14.68	45,466
Non-Qualified VII	1,518,733.317	14.49	22,006,446
Non-Qualified VIII	236,426.954	13.36	3,158,664
Non-Qualified IX	7,422.189	14.38	106,731
Non-Qualified X	43,101.566	14.92	643,075
Non-Qualified XII	44,855.909	13.03	584,472
Non-Qualified XIII	932,905.274	12.72	11,866,555
Non-Qualified XIV	1,468,021.830	12.22	17,939,227
Non-Qualified XV	538,533.098	11.97	6,446,241
Non-Qualified XVI	4,370.502	10.91	47,682
Non-Qualified XIX	17,128.843	10.54	180,538
Non-Qualified XX	1,714.913	11.01	18,881
Non-Qualified XXII	170.888	10.55	1,803
Non-Qualified XXIII	6,435.778	9.91	63,779
Non-Qualified XXIV	8,503.583	10.05	85,461
	6,156,329.978		$ 82,588,461

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class S
Contracts in accumulation period:
ING Select Opportunities	27,782.944	$ 9.84	$ 273,384

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,466.591	$ 16.90	$ 210,685
Non-Qualified V (0.75)	48,787.126	17.74	865,484
Non-Qualified XII	5,675.202	17.65	100,167
Non-Qualified XX	3,995.471	19.97	79,790
Non-Qualified XXIII	524.663	12.36	6,485
Non-Qualified XXIV	38,074.644	12.55	477,837
	109,523.697		$ 1,740,448
ING Baron Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	29,433.115	$ 17.87	$ 525,970
Non-Qualified V (0.75)	115,749.797	18.76	2,171,466
Non-Qualified VII	11,812.794	9.18	108,441
Non-Qualified IX	3,340.862	17.44	58,265
Non-Qualified XII	3,736.187	18.67	69,755
Non-Qualified XIII	19,840.313	10.51	208,522
Non-Qualified XIV	39,832.732	10.33	411,472
Non-Qualified XV	12,690.444	10.24	129,950
Non-Qualified XVI	1,513.632	10.21	15,454
Non-Qualified XX	4,135.217	20.46	84,607
Non-Qualified XXIII	5,584.805	11.90	66,459
	247,669.898		$ 3,850,361
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	1,629.331	$ 9.76	$ 15,902
Non-Qualified V (0.75)	16,261.803	10.04	163,269
Non-Qualified XII	2,337.561	10.01	23,399
Non-Qualified XIII	5,975.146	9.92	59,273
Non-Qualified XIV	12,486.225	9.75	121,741
Non-Qualified XV	6,477.553	9.67	62,638
	45,167.619		$ 446,222
ING Davis New York Venture Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	11,199.913	$ 10.99	$ 123,087
Non-Qualified V (0.75)	76,566.268	11.54	883,575
Non-Qualified IX	112.522	10.47	1,178
Non-Qualified XIII	13,455.077	9.32	125,401
Non-Qualified XIV	48,290.766	9.16	442,343
Non-Qualified XV	46,790.713	9.08	424,860
Non-Qualified XVI	1,043.266	9.05	9,442

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service
Class (continued)
Non-Qualified XX	3.350	$ 13.54	$ 45
Non-Qualified XXIII	3,287.290	9.81	32,248
	200,749.165		$ 2,042,179
ING Global Bond Portfolio - Initial Class
Currently payable annuity contracts:	222,746.493	$12.79 to $14.09	$ 3,044,654
Contracts in accumulation period:
Non-Qualified V	189,713.007	13.51	2,563,023
Non-Qualified V (0.75)	378,788.537	13.99	5,299,252
Non-Qualified VII	595,964.345	13.51	8,051,478
Non-Qualified VIII	145,157.505	13.65	1,981,400
Non-Qualified IX	1,209.377	13.28	16,061
Non-Qualified X	2,838.008	13.51	38,341
Non-Qualified XII	2,745.516	13.94	38,272
Non-Qualified XIII	407,118.248	13.93	5,671,157
Non-Qualified XIV	527,820.574	13.65	7,204,751
Non-Qualified XV	225,089.865	13.51	3,040,964
Non-Qualified XVI	9,705.175	13.46	130,632
Non-Qualified XIX	5,206.974	13.19	68,680
Non-Qualified XX	15,964.035	13.80	220,304
Non-Qualified XXIII	13,531.041	11.91	161,155
Non-Qualified XXIV	12,236.844	12.09	147,943
	2,755,835.544		$ 37,678,067
ING Global Bond Portfolio - Service Class
Currently payable annuity contracts:	10,934.358	$ 13.38	$ 146,302

ING Invesco Van Kampen Comstock Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,412.551	$ 12.12	$ 53,480
Non-Qualified V (0.75)	50,605.917	12.72	643,707
Non-Qualified IX	1,257.858	11.83	14,880
Non-Qualified XX	4,236.631	14.45	61,219
Non-Qualified XXIII	3,771.491	10.51	39,638
	64,284.448		$ 812,924
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	226,930.870	$ 12.08	$ 2,741,325
Non-Qualified V (0.75)	394,180.204	12.51	4,931,194
Non-Qualified VII	967,008.765	12.18	11,778,167
Non-Qualified VIII	241,018.346	12.31	2,966,936
Non-Qualified IX	1,973.411	11.88	23,444
Non-Qualified X	3,905.531	12.08	47,179
Non-Qualified XII	428.973	12.46	5,345
Non-Qualified XIII	886,983.814	12.56	11,140,517
Non-Qualified XIV	975,223.181	12.31	12,004,997
Non-Qualified XV	352,054.741	12.18	4,288,027
Non-Qualified XVI	7,398.126	12.14	89,813

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class (continued)
Non-Qualified XIX	6,091.006	$ 11.89	$ 72,422
Non-Qualified XX	13,540.998	12.33	166,961
Non-Qualified XXIII	4,895.161	11.20	54,826
Non-Qualified XXIV	36,538.763	11.37	415,446
	4,118,171.890		$ 50,726,599
ING JPMorgan Mid Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	27,188.730	$ 17.51	$ 476,075
Non-Qualified V (0.75)	47,475.813	18.38	872,605
Non-Qualified IX	2,526.683	17.09	43,181
Non-Qualified XII	2,454.335	18.29	44,890
Non-Qualified XX	7,821.245	20.29	158,693
Non-Qualified XXIII	4,029.191	11.60	46,739
Non-Qualified XXIV	19,488.257	11.77	229,377
	110,984.254		$ 1,871,560
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	213,180.390	$12.05 to $12.17	$ 2,568,843
Contracts in accumulation period:
Non-Qualified V	426,452.036	12.07	5,147,276
Non-Qualified V (0.75)	1,071,060.544	12.50	13,388,257
Non-Qualified VII	2,053,859.989	12.32	25,303,555
Non-Qualified VIII	311,025.337	12.45	3,872,265
Non-Qualified IX	23,735.449	11.87	281,740
Non-Qualified X	16,286.418	12.07	196,577
Non-Qualified XII	14,525.296	12.45	180,840
Non-Qualified XIII	703,200.284	12.70	8,930,644
Non-Qualified XIV	723,857.667	12.45	9,012,028
Non-Qualified XV	246,607.735	12.32	3,038,207
Non-Qualified XVI	3,192.734	12.28	39,207
Non-Qualified XVIII	63.500	11.91	756
Non-Qualified XIX	1,875.126	12.03	22,558
Non-Qualified XX	23,444.287	12.32	288,834
Non-Qualified XXIII	65,487.544	10.20	667,973
Non-Qualified XXIV	50,293.567	10.35	520,538
	5,948,147.903		$ 73,460,098
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	148,554.601	$ 15.07	$ 2,238,718
Non-Qualified V (0.75)	615,323.013	15.82	9,734,410
Non-Qualified IX	31,916.063	14.71	469,485
Non-Qualified XII	8,356.292	15.75	131,612
Non-Qualified XX	10,648.347	15.17	161,535
Non-Qualified XXIII	21,106.820	12.20	257,503
	835,905.136		$ 12,993,263

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	145,683.996	$ 13.87	$ 2,020,637
Contracts in accumulation period:
Non-Qualified V	15,846.865	14.70	232,949
Non-Qualified V (0.75)	61,916.474	15.12	936,177
Non-Qualified VII	271,829.031	13.70	3,724,058
Non-Qualified VIII	53,716.017	13.77	739,670
Non-Qualified XII	2,402.080	15.08	36,223
Non-Qualified XIII	177,613.443	13.91	2,470,603
Non-Qualified XIV	327,218.184	13.77	4,505,794
Non-Qualified XV	104,964.713	13.70	1,438,017
Non-Qualified XVI	3,232.218	13.67	44,184
Non-Qualified XIX	1,914.054	13.53	25,897
Non-Qualified XX	2,427.995	14.95	36,299
Non-Qualified XXIII	3,478.684	14.04	48,841
	1,172,243.754		$ 16,259,349
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,582.543	$ 11.34	$ 426,186
Non-Qualified V (0.75)	202,320.033	11.73	2,373,214
Non-Qualified IX	11,587.039	11.16	129,311
Non-Qualified XXIII	26,643.424	10.48	279,223
	278,133.039		$ 3,207,934
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,983.465	$ 10.93	$ 43,539
Non-Qualified V (0.75)	98,106.691	11.31	1,109,587
Non-Qualified IX	10,773.815	10.75	115,819
Non-Qualified XX	2,556.151	11.16	28,527
Non-Qualified XXIII	64,955.925	10.09	655,405
Non-Qualified XXIV	20,169.322	10.24	206,534
	200,545.369		$ 2,159,411
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,137.738	$ 10.90	$ 197,701
Non-Qualified V (0.75)	125,547.429	11.27	1,414,920
Non-Qualified XXIII	171,450.456	9.89	1,695,645
Non-Qualified XXIV	9,373.742	10.04	94,112
	324,509.365		$ 3,402,378
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,388.627	$ 10.86	$ 188,840
Non-Qualified V (0.75)	23,196.232	11.23	260,494
Non-Qualified IX	318.643	10.68	3,403
Non-Qualified XX	405.186	11.08	4,489
Non-Qualified XXIII	84,890.705	9.65	819,195
Non-Qualified XXIV	15,044.738	9.80	147,438
	141,244.131		$ 1,423,859

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	52.623	$ 11.60	$ 610
Non-Qualified V (0.75)	75,395.536	11.99	903,992
Non-Qualified XXIII	15,335.083	10.94	167,766
	90,783.242		$ 1,072,368
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	367,412.091	$ 13.12	$ 4,820,447
Non-Qualified V (0.75)	486,265.203	13.58	6,603,481
Non-Qualified VII	696,878.831	13.69	9,540,271
Non-Qualified VIII	111,253.231	13.83	1,538,632
Non-Qualified IX	12,333.024	12.89	158,973
Non-Qualified X	12,047.414	13.12	158,062
Non-Qualified XII	15,122.005	13.53	204,601
Non-Qualified XIII	569,118.486	14.11	8,030,262
Non-Qualified XIV	487,415.933	13.83	6,740,962
Non-Qualified XV	219,249.229	13.69	3,001,522
Non-Qualified XVI	603.658	13.64	8,234
Non-Qualified XIX	937.450	13.36	12,524
Non-Qualified XX	6,367.900	13.39	85,266
Non-Qualified XXIII	34,166.300	11.18	381,979
Non-Qualified XXIV	12,095.725	11.35	137,286
	3,031,266.480		$ 41,422,502
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	246,055.480	$12.27 to $15.74	$ 3,857,995
Contracts in accumulation period:
Non-Qualified V	84,085.998	23.63	1,986,952
Non-Qualified V (0.75)	161,435.044	25.58	4,129,508
Non-Qualified VII	536,640.356	29.43	15,793,326
Non-Qualified VIII	63,690.454	21.70	1,382,083
Non-Qualified IX	5,628.628	22.77	128,164
Non-Qualified X	16,021.926	23.63	378,598
Non-Qualified XII	7,269.763	15.07	109,555
Non-Qualified XIII	19,419.960	9.20	178,664
Non-Qualified XIV	14,736.649	9.18	135,282
Non-Qualified XV	595.152	9.17	5,458
Non-Qualified XX	2,415.630	16.33	39,447
Non-Qualified XXIII	22,316.655	10.74	239,681
Non-Qualified XXIV	26,484.228	10.90	288,678
	1,206,795.923		$ 28,653,391

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial
Class
Currently payable annuity contracts:	146,729.052	$7.61 to $7.74	$ 1,117,356
Contracts in accumulation period:
Non-Qualified V	338,356.432	7.66	2,591,810
Non-Qualified V (0.75)	314,159.128	7.81	2,453,583
Non-Qualified VII	175,457.406	7.58	1,329,967
Non-Qualified VIII	30,707.493	7.62	233,991
Non-Qualified IX	8,509.291	7.59	64,586
Non-Qualified X	2,003.540	7.66	15,347
Non-Qualified XII	3,904.684	7.79	30,417
Non-Qualified XIII	244,558.822	7.71	1,885,549
Non-Qualified XIV	451,593.016	7.62	3,441,139
Non-Qualified XV	125,644.942	7.58	952,389
Non-Qualified XVIII	108.661	7.44	808
Non-Qualified XIX	4,592.820	7.48	34,354
Non-Qualified XX	1,361.612	7.75	10,552
Non-Qualified XXIII	10,712.843	8.60	92,130
Non-Qualified XXIV	9,108.696	8.73	79,519
	1,867,508.438		$ 14,333,497
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	123,192.882	$10.56 to $15.84	$ 1,939,482
Contracts in accumulation period:
Non-Qualified V	73,470.470	25.99	1,909,498
Non-Qualified V (0.75)	56,998.095	28.13	1,603,356
Non-Qualified VII	165,468.502	12.09	2,000,514
Non-Qualified VIII	36,153.650	12.35	446,498
Non-Qualified IX	2,937.078	25.05	73,574
Non-Qualified X	3,189.831	25.99	82,904
Non-Qualified XIII	167,073.743	10.31	1,722,530
Non-Qualified XIV	193,664.795	9.89	1,915,345
Non-Qualified XV	50,186.003	9.69	486,302
Non-Qualified XVI	3,614.291	6.11	22,083
Non-Qualified XIX	3,155.978	5.91	18,652
Non-Qualified XX	375.388	13.33	5,004
Non-Qualified XXIII	7,384.027	9.85	72,733
	886,864.733		$ 12,298,475
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	125,971.978	$ 14.77	$ 1,860,606
Non-Qualified V (0.75)	102,790.228	15.99	1,643,616
Non-Qualified VI	12,652.642	12.58	159,170
Non-Qualified VII	357,985.953	14.33	5,129,939
Non-Qualified VIII	60,653.676	10.04	608,963
Non-Qualified IX	9,467.746	14.24	134,821
Non-Qualified X	40,652.585	14.77	600,439
Non-Qualified XI	2,537.795	12.58	31,925
Non-Qualified XIII	81,465.375	10.03	817,098

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Non-Qualified XIV	132,581.877	$ 9.63	$ 1,276,763
Non-Qualified XV	47,950.263	9.43	452,171
Non-Qualified XVI	1,345.149	7.04	9,470
Non-Qualified XIX	62.384	6.80	424
Non-Qualified XX	243.982	13.81	3,369
Non-Qualified XXIII	7,335.597	9.88	72,476
	983,697.230		$ 12,801,250
ING Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	129,040.056	$ 16.47	$ 2,125,290
Contracts in accumulation period:
Non-Qualified V	19,825.938	18.65	369,754
Non-Qualified V (0.75)	21,525.247	20.19	434,595
Non-Qualified VII	195,931.905	18.17	3,560,083
Non-Qualified VIII	62,414.470	17.27	1,077,898
Non-Qualified IX	847.070	17.97	15,222
Non-Qualified XXIII	647.806	10.83	7,016
	430,232.492		$ 7,589,858
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	101,598.336	$8.81 to $12.40	$ 1,248,133
Contracts in accumulation period:
Non-Qualified V	32,033.271	18.05	578,201
Non-Qualified V (0.75)	109,348.943	19.54	2,136,678
Non-Qualified VII	156,453.847	17.58	2,750,459
Non-Qualified VIII	31,504.785	15.94	502,186
Non-Qualified IX	2,813.179	17.40	48,949
Non-Qualified X	3,997.793	19.00	75,958
Non-Qualified XX	4,518.033	13.38	60,451
Non-Qualified XXIII	13,506.761	9.87	133,312
Non-Qualified XXIV	1,596.776	10.02	16,000
	457,371.724		$ 7,550,327
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	182,832.689	$9.67 to $12.98	$ 2,368,898
Contracts in accumulation period:
Non-Qualified V	37,478.243	18.23	683,228
Non-Qualified V (0.75)	51,491.587	19.73	1,015,929
Non-Qualified VII	247,021.976	17.76	4,387,110
Non-Qualified VIII	60,674.495	16.39	994,455
Non-Qualified X	1,286.748	19.18	24,680
Non-Qualified XXIII	2,023.691	10.36	20,965
Non-Qualified XXIV	9,655.694	10.51	101,481
	592,465.123		$ 9,596,746
ING Growth and Income Portfolio - Class A
Currently payable annuity contracts:	157,063.713	$ 10.15	$ 1,594,197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	971,140.421	$7.15 to $289.30	$ 48,813,978
Contracts in accumulation period:
Non-Qualified 1964	958.657	243.68	233,606
Non-Qualified V	1,184,268.060	22.70	26,882,885
Non-Qualified V (0.75)	1,982,828.242	24.57	48,718,090
Non-Qualified VI	338,313.581	21.42	7,246,677
Non-Qualified VII	1,045,363.138	22.17	23,175,701
Non-Qualified VIII	280,302.931	15.12	4,238,180
Non-Qualified IX	43,314.829	21.88	947,728
Non-Qualified X	430,310.045	23.54	10,129,498
Non-Qualified XI	4,078.949	22.22	90,634
Non-Qualified XII	7,588.569	9.86	74,823
Non-Qualified XIII	1,179,424.672	9.36	11,039,415
Non-Qualified XIV	1,181,265.861	8.99	10,619,580
Non-Qualified XV	537,928.523	8.81	4,739,150
Non-Qualified XVI	2,860.545	7.84	22,427
Non-Qualified XVIII	3,334.790	7.44	24,811
Non-Qualified XIX	13,681.643	7.57	103,570
Non-Qualified XX	18,131.839	14.02	254,208
Non-Qualified XXII	2,015.083	10.50	21,158
Non-Qualified XXIII	101,211.054	10.36	1,048,547
Non-Qualified XXIV	30,784.025	10.52	323,848
	9,359,105.457		$ 198,748,514
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	73,945.631	$ 10.02	$ 740,935
Non-Qualified VIII	2,532.349	10.13	25,653
Non-Qualified XIII	142,854.951	10.35	1,478,549
Non-Qualified XIV	229,590.073	10.13	2,325,747
Non-Qualified XV	263,816.992	10.02	2,643,446
	712,739.996		$ 7,214,330
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	84,948.068	$ 10.03	$ 852,029
Non-Qualified VIII	7,304.901	10.15	74,145
Non-Qualified XIII	203,885.047	10.33	2,106,133
Non-Qualified XIV	156,449.585	10.12	1,583,270
Non-Qualified XV	174,850.044	10.02	1,751,997
	627,437.645		$ 6,367,574
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	14,663.712	$ 10.14	$ 148,690
Non-Qualified XIII	136,113.159	10.43	1,419,660
Non-Qualified XIV	180,495.636	10.23	1,846,470
Non-Qualified XIX	101.116	9.90	1,001
Non-Qualified XV	142,091.286	10.13	1,439,385
	473,464.909		$ 4,855,206

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,014.024	$ 10.08	$ 80,781
Non-Qualified VIII	10,179.902	10.19	103,733
Non-Qualified XIII	136,380.959	10.36	1,412,907
Non-Qualified XIV	122,834.760	10.16	1,248,001
Non-Qualified XV	94,262.931	10.06	948,285
	371,672.576		$ 3,793,707
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	9,840.712	$ 10.36	$ 101,950
Non-Qualified VIII	516.239	10.46	5,400
Non-Qualified XIII	149,763.478	10.66	1,596,479
Non-Qualified XIV	123,249.326	10.46	1,289,188
Non-Qualified XV	62,562.342	10.36	648,146
Non-Qualified XVI	16,985.093	10.33	175,456
Non-Qualified XIX	1,055.617	10.14	10,704
	363,972.807		$ 3,827,323
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	33,539.210	$ 10.45	$ 350,485
Non-Qualified VIII	765.402	10.54	8,067
Non-Qualified XIII	320,464.119	10.73	3,438,580
Non-Qualified XIV	287,212.895	10.54	3,027,224
Non-Qualified XV	249,033.233	10.45	2,602,397
Non-Qualified XVI	5,339.446	10.42	55,637
Non-Qualified XVIII	9,424.077	10.14	95,560
Non-Qualified XIX	6,220.306	10.23	63,634
	911,998.688		$ 9,641,584
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	29,503.419	$ 10.46	$ 308,606
Non-Qualified VIII	297.409	10.55	3,138
Non-Qualified XIII	419,292.188	10.73	4,499,005
Non-Qualified XIV	280,964.980	10.55	2,964,181
Non-Qualified XV	227,495.248	10.46	2,379,600
Non-Qualified XVI	5,130.142	10.43	53,507
	962,683.386		$ 10,208,037
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	21,238.293	$ 10.68	$ 226,825
Non-Qualified VIII	4,073.388	10.76	43,830
Non-Qualified XIII	355,245.086	10.93	3,882,829
Non-Qualified XIV	248,544.087	10.76	2,674,334
Non-Qualified XV	85,489.474	10.68	913,028
Non-Qualified XVI	1,530.555	10.66	16,316
Non-Qualified XVIII	172.500	10.41	1,796
	716,293.383		$ 7,758,958

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	102,616.270	$ 4.60	$ 472,035
Non-Qualified V (0.75)	423,010.053	4.87	2,060,059
Non-Qualified VII	276,516.375	4.51	1,247,089
Non-Qualified VIII	27,102.216	4.59	124,399
Non-Qualified IX	6,873.244	4.46	30,655
Non-Qualified X	291.908	4.68	1,366
Non-Qualified XII	3,197.841	4.85	15,510
Non-Qualified XIII	187,472.580	4.76	892,369
Non-Qualified XIV	162,726.085	4.59	746,913
Non-Qualified XV	20,361.297	4.51	91,829
Non-Qualified XVI	1,195.482	4.69	5,607
Non-Qualified XIX	744.161	4.53	3,371
Non-Qualified XX	254.167	15.58	3,960
Non-Qualified XXIII	3,483.006	10.91	38,000
	1,215,844.685		$ 5,733,162
ING Euro STOXX 50 Index Portfolio - Institutional
Class
Contracts in accumulation period:
ING Select Opportunities	4,367.634	$ 7.76	$ 33,893

ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,011,134.492	$7.96 to $16.67	$ 15,653,444
Contracts in accumulation period:
Non-Qualified V	60,454.434	18.98	1,147,425
Non-Qualified V (0.75)	462,228.283	20.48	9,466,435
Non-Qualified VII	356,281.345	18.52	6,598,331
Non-Qualified VIII	131,750.389	18.63	2,454,510
Non-Qualified IX	4,554.174	18.29	83,296
Non-Qualified XII	9,523.837	11.89	113,238
Non-Qualified XIII	1,067,228.346	11.26	12,016,991
Non-Qualified XIV	1,100,174.377	10.81	11,892,885
Non-Qualified XV	427,333.540	10.59	4,525,462
Non-Qualified XVI	9,884.235	8.10	80,062
Non-Qualified XIX	14,024.294	7.82	109,670
Non-Qualified XX	828.609	13.58	11,253
Non-Qualified XXIII	14,681.195	10.26	150,629
Non-Qualified XXIV	15,509.110	10.42	161,605
	4,685,590.660		$ 64,465,236

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	35,102.577	$ 21.90	$ 768,746
Non-Qualified V (0.75)	316,939.902	23.45	7,432,241
Non-Qualified IX	4,039.267	21.16	85,471
Non-Qualified XII	7,982.106	24.32	194,125
Non-Qualified XX	1,850.801	17.36	32,130
Non-Qualified XXIII	12,136.869	10.65	129,258
Non-Qualified XXIV	25,244.919	10.81	272,898
	403,296.441		$ 8,914,869
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,735.577	$ 15.64	$ 386,864
Non-Qualified V (0.75)	153,338.219	16.75	2,568,415
Non-Qualified IX	4,720.235	15.12	71,370
Non-Qualified XII	18,678.593	17.95	335,281
Non-Qualified XX	2,573.450	16.64	42,822
Non-Qualified XXIII	7,026.529	10.86	76,308
Non-Qualified XXIV	8,257.750	11.02	91,000
	219,330.353		$ 3,572,060
ING International Index Portfolio - Class I
Currently payable annuity contracts:	58,711.366	$12.39 to $12.54	$ 727,709
Contracts in accumulation period:
ING Select Opportunities	9,796.301	9.15	89,636
Non-Qualified V	15,118.600	6.90	104,318
Non-Qualified V (0.75)	169,945.408	7.03	1,194,716
Non-Qualified VII	195,326.365	12.86	2,511,897
Non-Qualified VIII	31,238.205	12.91	403,285
Non-Qualified IX	896.096	6.84	6,129
Non-Qualified XII	5,394.547	7.02	37,870
Non-Qualified XIII	88,024.935	13.02	1,146,085
Non-Qualified XIV	65,951.068	12.91	851,428
Non-Qualified XV	35,199.162	12.86	452,661
Non-Qualified XVI	126.199	12.84	1,620
Non-Qualified XIX	974.536	12.73	12,406
Non-Qualified XX	1,997.059	6.98	13,939
Non-Qualified XXIII	8,694.710	7.94	69,036
	687,394.557		$ 7,622,735
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	2,878.344	$ 11.69	$ 33,648

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	16,064.715	$ 14.60	$ 234,545
Contracts in accumulation period:
ING Select Opportunities	7,579.481	12.11	91,788
Non-Qualified V	3,907.655	14.37	56,153
Non-Qualified V (0.75)	28,093.850	14.56	409,046
Non-Qualified VII	807,161.845	13.41	10,824,040
Non-Qualified VIII	110,693.331	13.46	1,489,932
Non-Qualified IX	579.051	14.28	8,269
Non-Qualified XIII	332,064.554	13.56	4,502,795
Non-Qualified XIV	388,115.553	13.46	5,224,035
Non-Qualified XV	152,405.956	13.41	2,043,764
Non-Qualified XVI	1,473.154	13.40	19,740
Non-Qualified XIX	4,341.998	13.30	57,749
Non-Qualified XXIII	111.224	14.58	1,622
	1,852,592.367		$ 24,963,478
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	179,844.949	$13.95 to $14.33	$ 2,569,430
Contracts in accumulation period:
Non-Qualified V	14,236.172	9.09	129,407
Non-Qualified V (0.75)	59,255.596	9.25	548,114
Non-Qualified VII	247,275.879	14.42	3,565,718
Non-Qualified VIII	82,884.735	14.48	1,200,171
Non-Qualified IX	990.348	9.00	8,913
Non-Qualified XIII	159,932.242	14.60	2,335,011
Non-Qualified XIV	208,036.802	14.48	3,012,373
Non-Qualified XV	92,711.379	14.42	1,336,898
Non-Qualified XVI	79.821	14.40	1,149
Non-Qualified XIX	2,114.078	14.28	30,189
	1,047,362.001		$ 14,737,373
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
ING Select Opportunities	54,485.406	$ 11.06	$ 602,609
Non-Qualified XIII	187,614.596	13.84	2,596,586
Non-Qualified XIV	198,421.493	13.73	2,724,327
Non-Qualified XV	69,239.626	13.67	946,506
Non-Qualified XVI	2,359.594	13.65	32,208
Non-Qualified XIX	14,139.818	13.54	191,453
	526,260.533		$ 7,093,689
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified VII	89,476.306	$ 13.59	$ 1,215,983
Non-Qualified VIII	4,932.524	13.65	67,329
	94,408.830		$ 1,283,312

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified V	4,424.040	$ 15.39	$ 68,086
Non-Qualified V (0.75)	30,612.592	15.59	477,250
Non-Qualified IX	1,633.150	15.29	24,971
Non-Qualified XII	344.082	15.57	5,357
	37,013.864		$ 575,664
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	9,733.520	$ 12.46	$ 121,280
Non-Qualified V	2,892.307	9.81	28,374
Non-Qualified V (0.75)	35,053.323	9.99	350,183
	47,679.150		$ 499,837
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	8,594.714	$ 12.15	$ 104,426
Non-Qualified V	1,294.452	10.29	13,320
Non-Qualified V (0.75)	42,269.006	10.48	442,979
Non-Qualified XII	960.633	10.46	10,048
Non-Qualified XX	32.597	10.40	339
	53,151.402		$ 571,112
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	134,074.539	$14.51 to $29.78	$ 3,909,791
Contracts in accumulation period:
Non-Qualified V	10,718.898	29.56	316,851
Non-Qualified V (0.75)	83,516.576	31.82	2,657,497
Non-Qualified VII	216,742.077	28.87	6,257,344
Non-Qualified VIII	57,208.608	29.52	1,688,798
Non-Qualified IX	1,491.877	28.49	42,504
Non-Qualified X	4,066.306	29.56	120,200
Non-Qualified XII	793.911	21.87	17,363
Non-Qualified XIII	260,348.739	21.08	5,488,151
Non-Qualified XIV	210,058.632	20.24	4,251,587
Non-Qualified XV	58,577.790	19.83	1,161,598
Non-Qualified XVI	1,750.381	14.36	25,135
Non-Qualified XVIII	78.244	13.64	1,067
Non-Qualified XIX	2,612.843	13.88	36,266
Non-Qualified XX	414.854	19.19	7,961
Non-Qualified XXIII	18,095.219	11.02	199,409
Non-Qualified XXIV	7,608.771	11.18	85,066
	1,068,158.265		$ 26,266,588

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	30,889.187	$ 11.21	$ 346,268
Non-Qualified V	23,807.506	11.82	281,405
Non-Qualified V (0.75)	150,322.849	12.04	1,809,887
Non-Qualified IX	3,024.015	11.71	35,411
Non-Qualified XX	1,506.964	11.95	18,008
Non-Qualified XXIII	1,062.778	12.28	13,051
	210,613.299		$ 2,504,030
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	22,959.494	$ 11.08	$ 254,391
Non-Qualified V (0.75)	78,372.370	11.68	915,389
Non-Qualified IX	10,089.128	10.80	108,963
Non-Qualified XII	1,129.738	11.62	13,128
Non-Qualified XX	439.726	12.61	5,545
Non-Qualified XXIII	4,952.467	7.23	35,806
	117,942.923		$ 1,333,222
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	26,413.336	$ 16.12	$ 425,783
Non-Qualified V (0.75)	74,674.036	16.99	1,268,712
Non-Qualified XII	6,419.111	16.90	108,483
Non-Qualified XX	282.376	22.17	6,260
Non-Qualified XXIII	3,225.654	12.47	40,224
	111,014.513		$ 1,849,462
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified VII	18,449.417	$ 8.89	$ 164,015
Non-Qualified VIII	166.218	8.90	1,479
Non-Qualified XIII	108,520.638	14.59	1,583,316
Non-Qualified XIV	89,505.537	14.13	1,264,713
Non-Qualified XV	30,560.148	13.90	424,786
Non-Qualified XVI	13.385	13.82	185
	247,215.343		$ 3,438,494
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	15,208.003	$ 10.53	$ 160,140
Non-Qualified V (0.75)	43,513.934	11.10	483,005
Non-Qualified XII	8,598.995	11.04	94,933
Non-Qualified XX	1,083.089	18.52	20,059
Non-Qualified XXII	218.822	13.63	2,983
Non-Qualified XXIII	532.535	11.93	6,353
	69,155.378		$ 767,473

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified VII	4,681.237	$ 9.19	$ 43,021
Non-Qualified VIII	886.276	9.20	8,154
Non-Qualified XIII	74,534.665	10.08	751,309
Non-Qualified XIV	96,541.125	9.75	941,276
Non-Qualified XV	32,963.902	9.60	316,453
Non-Qualified XVI	1,524.664	9.55	14,561
	211,131.869		$ 2,074,774
Invesco V.I. Capital Appreciation Fund - Series I
Shares
Currently payable annuity contracts:	4,600.086	$9.01 to $10.09	$ 43,003
Contracts in accumulation period:
Non-Qualified V	7,702.906	8.11	62,471
Non-Qualified V (0.75)	57,097.476	8.64	493,322
Non-Qualified IX	4.536	7.86	36
Non-Qualified XII	10.021	8.59	86
Non-Qualified XXIII	128.491	8.67	1,114
	69,543.516		$ 600,032
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	13,366.249	$12.61 to $13.22	$ 176,429
Contracts in accumulation period:
Non-Qualified V	48,617.490	9.92	482,286
Non-Qualified V (0.75)	69,984.291	10.57	739,734
Non-Qualified IX	1,933.207	9.61	18,578
Non-Qualified XII	15.206	10.51	160
Non-Qualified XX	3,155.333	15.62	49,286
Non-Qualified XXIII	1,404.586	10.33	14,509
Non-Qualified XXIV	418.368	10.49	4,389
	138,894.730		$ 1,485,371
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	375.059	$ 38.57	$ 14,466

Janus Aspen Series Enterprise Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	1.535	$ 32.38	$ 50

Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.425	$ 31.93	$ 3,302

Janus Aspen Series Worldwide Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.355	$ 21.33	$ 1,181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	48,163.435	$ 13.00	$ 626,125
Non-Qualified V (0.75)	75,290.424	13.69	1,030,726
Non-Qualified IX	11,647.107	12.66	147,452
Non-Qualified XX	2,310.172	15.83	36,570
Non-Qualified XXIII	9,485.569	10.77	102,160
Non-Qualified XXIV	11,854.426	10.93	129,569
	158,751.133		$ 2,072,602
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,103.106	$ 22.55	$ 47,425

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	25,770.213	$9.68 to $11.55	$ 267,226

Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
Contracts in accumulation period:
Non-Qualified V	1,821.388	$ 12.72	$ 23,168
Non-Qualified V (0.75)	34,671.403	13.15	455,929
Non-Qualified IX	2,208.596	12.51	27,630
Non-Qualified XII	33.413	13.11	438
Non-Qualified XX	5,564.871	12.98	72,232
Non-Qualified XXIII	1,799.110	11.12	20,006
	46,098.781		$ 599,403
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts:	13,848.908	$9.05 to $11.48	$ 135,809

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	62,774.984	$ 14.93	$ 937,231
Non-Qualified V (0.75)	432,994.542	15.51	6,715,745
Non-Qualified IX	3,102.294	14.65	45,449
Non-Qualified XX	1,608.766	15.28	24,582
Non-Qualified XXIII	12,669.465	12.55	159,002
	513,150.051		$ 7,882,009
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,100.134	$ 7.85	$ 189,186
Non-Qualified V (0.75)	76,838.062	8.03	617,010
Non-Qualified IX	79.472	7.76	617
Non-Qualified XII	14,391.750	8.01	115,278
Non-Qualified XX	6,520.275	7.96	51,901
Non-Qualified XXIII	6,907.279	7.68	53,048
	128,836.972		$ 1,027,040

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	10,321.261	$ 13.74	$ 141,814
Non-Qualified V (0.75)	12,455.533	14.27	177,740
Non-Qualified IX	5,902.050	13.47	79,501
Non-Qualified XXIII	1,451.989	12.25	17,787
	30,130.833		$ 416,842
Wanger International
Contracts in accumulation period:
Non-Qualified V	34,149.132	$ 8.66	$ 295,731
Non-Qualified V (0.75)	138,361.589	8.87	1,227,267
Non-Qualified IX	1,277.329	8.56	10,934
Non-Qualified XII	14,648.023	8.85	129,635
Non-Qualified XX	1,749.674	8.78	15,362
Non-Qualified XXIII	2,693.723	9.85	26,533
	192,879.470		$ 1,705,462
Wanger Select
Contracts in accumulation period:
Non-Qualified V	17,437.409	$ 13.34	$ 232,615
Non-Qualified V (0.75)	147,362.125	13.86	2,042,439
Non-Qualified IX	1,197.849	13.08	15,668
Non-Qualified XX	1,295.879	13.65	17,689
Non-Qualified XXIII	2,472.357	9.72	24,031
	169,765.619		$ 2,332,442
Wanger USA
Contracts in accumulation period:
Non-Qualified V	4,575.015	$ 13.70	$ 62,678
Non-Qualified V (0.75)	39,442.258	14.23	561,263
Non-Qualified IX	4,390.304	13.44	59,006
Non-Qualified XX	260.046	14.01	3,643
Non-Qualified XXIII	1,683.155	11.10	18,683
	50,350.778		$ 705,273

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The descriptions of divisions/contracts are as follows:
ING Select Opportunities
Modified single premium deferred variable annuity contracts issued since April 2010 and having mortality and expense charge of 0.75%.
Non-Qualified 1964
Individual Contracts issued from December 1, 1964 to March 14, 1967.
Non-Qualified V
Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.
Non-Qualified V (0.75)
Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%.
Non-Qualified VI
Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).
Non-Qualified VII
Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.
Non-Qualified VIII
Certain individual retirement annuity Contracts issued since May 1, 1998.
Non-Qualified IX
Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.
Non-Qualified X
Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.
150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XI
Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.
Non-Qualified XII
Certain individual retirement annuity contracts issued since March 1999.
Non-Qualified XIII
Certain individual retirement annuity Contracts issued since October 1, 1998.
Non-Qualified XIV
Certain individual retirement annuity Contracts issued since September 1, 1998.
Non-Qualified XV
Certain individual retirement annuity Contracts issued since September 1, 1998.
Non-Qualified XVI
Certain individual retirement annuity Contracts issued since August 2000.
Non-Qualified XVIII
Certain individual retirement annuity Contracts issued since September 2000.
Non-Qualified XIX
Certain individual retirement annuity Contracts issued since August 2000.
Non-Qualified XX
Certain deferred compensation Contracts issued since December 2002.
Non-Qualified XXII
Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XXIII
Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.
Non-Qualified XXIV
Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

152

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2011, 2010, 2009, 2008, and 2007,
	follows:

		Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
	American Funds Insurance Series® Growth-Income
	Fund - Class 2
	2011	-	$13.30	$2	(e)	0.75%	(e)
	2010	(e)	(e)	(e)	(e)	(e)	(e)
	2009	(e)	(e)	(e)	(e)	(e)	(e)
	2008	(e)	(e)	(e)	(e)	(e)	(e)
	2007	(e)	(e)	(e)	(e)	(e)	(e)
	American Funds Insurance Series® International
	Fund - Class 2
	2011	-	$11.91	$2	-	0.75%	-14.62%
	2010	-	$13.95	$4	(d)	0.75%	(d)
	2009	(d)	(d)	(d)	(d)	(d)	(d)
	2008	(d)	(d)	(d)	(d)	(d)	(d)
	2007	(d)	(d)	(d)	(d)	(d)	(d)
	Calvert VP SRI Balanced Portfolio
	2011	59	$10.77 to $25.68	$1,023	1.41%	0.70% to 1.40%	3.09% to 3.86%
	2010	59	$10.37 to $24.75	$962	1.27%	0.70% to 1.40%	10.60% to 11.39%
	2009	77	$9.31 to $22.24	$1,241	1.99%	0.70% to 1.50%	23.46% to 24.32%
	2008	100	$7.49 to $17.89	$1,172	2.65%	0.70% to 1.40%	-32.28% to -31.82%
	2007	103	$13.66 to $26.24	$1,766	2.22%	0.75% to 1.40%	1.34% to 1.98%
	Federated Capital Appreciation Fund II - Primary
	Shares
	2011	462	$10.09 to $10.92	$5,042	0.76%	1.25% to 1.40%	-6.67% to -6.49%
	2010	557	$10.79 to $11.70	$6,511	(d)	1.25% to 1.40%	(d)
	2009	(d)	(d)	(d)	(d)	(d)	(d)
	2008	(d)	(d)	(d)	(d)	(d)	(d)
	2007	(d)	(d)	(d)	(d)	(d)	(d)

153

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Federated Fund for U.S. Government Securities II 2011 2010 2009 2008 2007	57 67 88 109 124	$19.76 $18.95 $18.27 $17.62 $17.13	$1,125 $1,260 $1,615 $1,916 $2,125	4.36% 4.66% 5.04% 5.00% 4.43%	1.40% 1.40% 1.40% 1.40% 1.40%	4.27% 3.72% 3.69% 2.86% 4.77%
Federated High Income Bond Fund II - Primary Shares 2011 2010 2009 2008 2007	146 166 197 240 280	$25.75 to $26.39 $24.83 to $25.41 $21.95 to $22.43 $14.56 to $14.86 $19.96 to $20.33	$3,753 $4,115 $4,314 $3,488 $5,582	9.10% 8.19% 11.59% 10.54% 8.28%	1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40%	3.71% to 3.86% 13.12% to 13.29% 50.76% to 50.94% -27.05% to -26.91% 1.99% to 2.11%
Federated Kaufmann Fund II - Primary Shares 2011 2010 2009 2008 2007	154 175 (d) (d) (d)	$10.44 $12.21 (d) (d) (d)	$1,610 $2,136 (d) (d) (d)	1.12% (d) (d) (d) (d)	1.40% 1.40% (d) (d) (d)	-14.50% (d) (d) (d) (d)
Federated Managed Volatility Fund II 2011 2010 2009 2008 2007	162 192 91 112 150	$19.21 to $19.69 $18.59 to $19.03 $14.18 to $17.19 $11.19 to $13.57 $14.24 to $17.26	$3,112 $3,562 $1,537 $1,491 $2,537	4.14% 4.16% 6.01% 6.21% 5.27%	1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40%	3.34% to 3.47% 10.52% to 10.70% 26.47% to 26.72% -21.49% to -21.38% 2.54% to 2.74%
Federated Prime Money Fund II 2011 2010 2009 2008 2007	113 147 111 128 142	$9.78 to $13.15 $9.90 to $13.34 $13.53 $13.66 $13.51	$1,482 $1,959 $1,502 $1,747 $1,915	- - 0.49% 2.68% 4.73%	1.25% to 1.40% 1.25% to 1.40% 1.40% 1.40% 1.40%	-1.42% to -1.21% -1.40% -0.95% 1.11% 3.45%

154

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial
Class
2011	2,910	$10.19	to	$25.78	$52,914	2.39%	0.35%	to	1.75%	-0.79%	to	0.68%
2010	3,455	$10.17	to	$25.89	$63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
Fidelity® VIP Growth Portfolio - Initial Class
2011	497	$9.81	to	$20.63	$9,281	0.38%	0.35%	to	1.50%	-1.29%	to	-0.10%
2010	522	$9.86	to	$20.74	$9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
Fidelity® VIP High Income Portfolio - Initial Class
2011	16	$13.02	to	$15.25	$222	7.33%	0.80%	to	1.25%	2.68%	to	3.18%
2010	14	$12.68	to	$14.78	$187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
Fidelity® VIP Overseas Portfolio - Initial Class
2011	229	$7.65	to	$16.46	$3,450	1.38%	0.35%	to	1.50%	-18.37%	to	-17.43%
2010	264	$9.31	to	$20.02	$4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	4,325	$10.46	to	$34.14	$104,530	0.97%	0.35%	to	1.90%	-4.34%	to	-2.84%
2010	5,127	$10.81	to	$35.52	$127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%

155

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	795	$20.42 to $24.04			$18,731	1.84%	1.25%	to	1.40%	0.63% to 0.79%
2010	947	$20.26 to $23.89			$22,102	1.78%	1.25%	to	1.40%	13.38% to 13.57%
2009	1,111	$17.84 to $21.07			$22,865	2.33%	1.25%	to	1.40%	24.82% to 25.02%
2008	1,317	$14.27 to $16.88			$21,722	2.06%	1.25%	to	1.40%	-37.87% to -37.77%
2007	1,559	$22.93 to $27.17			$41,388	3.60%	1.25%	to	1.40%	3.98% to 4.09%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2011	34	$21.62			$741	2.98%		1.40%		5.82%
2010	42	$20.43			$868	3.48%		1.40%		6.30%
2009	48	$19.22			$914	8.83%		1.40%		14.13%
2008	52	$16.84			$876	4.19%		1.40%		-4.64%
2007	61	$17.66			$1,079	4.37%		1.40%		2.91%
Franklin Small Cap Value Securities Fund - Class 2
2011	153	$10.99	to	$18.83	$2,787	0.71%	0.70%	to	1.50%	-5.17% to -4.43%
2010	179	$11.50	to	$19.71	$3,417	0.74%	0.70%	to	1.50%	26.27% to 27.35%
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21% to 28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01% to -33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83% to -3.14%
ING Balanced Portfolio - Class I
2011	2,912	$9.69	to	$37.63	$68,784	2.77%	0.35%	to	2.25%	-3.49% to -1.66%
2010	3,405	$10.04	to	$38.49	$81,044	2.77%	0.35%	to	2.25%	11.56% to 13.75%
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58% to 18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69% to -28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20% to 4.78%
ING Intermediate Bond Portfolio - Class I
2011	4,984	$12.12	to	$96.19	$101,540	4.48%	0.35%	to	2.25%	5.17% to 7.24%
2010	5,235	$11.35	to	$90.43	$101,061	4.92%	0.35%	to	2.25%	7.41% to 9.45%
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09% to 11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54% to -9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67% to 5.26%

156

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Asset Allocation Portfolio
2011	13	$9.41	to	$9.44	$119	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds Growth Portfolio
2011	830	$8.72	to	$12.16	$9,875	0.20%	0.95%	to	1.75%	-6.48%	to	-5.69%
2010	988	$12.20	to	$12.93	$12,525	0.10%	0.95%	to	1.75%	16.08%	to	16.97%
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
ING American Funds International Portfolio
2011	746	$7.91	to	$12.71	$9,304	1.61%	0.95%	to	1.75%	-15.88%	to	-15.24%
2010	910	$14.23	to	$15.04	$13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
ING American Funds World Allocation Portfolio -
Service Class
2011	16	$8.85	to	$8.88	$138	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Artio Foreign Portfolio - Service Class
2011	333	$6.49	to	$10.93	$3,000	1.85%	0.70%	to	1.75%	-23.20%	to	-22.37%
2010	409	$8.36	to	$14.08	$4,771	-	0.70%	to	1.75%	4.94%	to	6.09%
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to	19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%

157

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities
Portfolio - Service Class
2011	31	$10.17	to	$12.76	$392	0.66%	0.70%	to	1.25%	3.52%	to	3.99%
2010	18	$9.78	to	$12.27	$214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
2011	28		$11.81		$328	2.56%		0.75%		11.31%
2010	28		$10.61		$297	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2011	317	$10.66	to	$10.70	$3,386	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	2,493	$8.12	to	$10.41	$20,996	0.60%	0.35%	to	1.75%	-2.99%	to	-1.61%
2010	2,809	$8.33	to	$10.58	$24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(a)	0.75%	to	1.90%		(a)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2011	165	$9.44	to	$9.70	$1,590	3.61%	0.70%	to	1.50%	-6.63%	to	-5.83%
2010	158	$10.11	to	$10.30	$1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%
2008	162	$6.69	to	$6.71	$1,087	(b)	0.75%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service
Class
2011	84	$10.13	to	$10.40	$858	3.30%	0.95%	to	1.40%	-6.64%	to	-6.14%
2010	104	$10.85	to	$11.08	$1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to	-41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to	-8.19%
ING Clarion Real Estate Portfolio - Service Class
2011	218	$10.94	to	$11.99	$2,480	1.30%	0.70%	to	1.50%	7.87%	to	8.74%
2010	220	$10.08	to	$11.03	$2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to	-38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to	-18.40%
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2011	1,250	$10.10	to	$10.58	$13,010	0.20%	0.95%	to	1.75%	-12.33%	to	-11.54%
2010	1,548	$11.44	to	$11.96	$18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2011	108	$10.43	to	$14.07	$1,494	0.23%	0.70%	to	1.50%	-12.26%	to	-11.54%
2010	128	$11.79	to	$15.92	$2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
ING Franklin Income Portfolio - Service Class
2011	381	$9.52	to	$11.60	$4,340	5.57%	0.95%	to	1.75%	0.73%	to	1.58%
2010	381	$11.00	to	$11.42	$4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%

160

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service
Class
2011	144	$9.22	to	$10.00	$1,424	3.63%	0.95%	to	1.75%	-2.53%	to	-1.77%
2010	181	$9.88	to	$10.18	$1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(a)	0.95%	to	1.90%		(a)
ING Global Resources Portfolio - Service Class
2011	554	$9.22	to	$12.01	$6,365	0.63%	0.70%	to	1.75%	-10.79%	to	-9.78%
2010	644	$10.22	to	$13.41	$8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	74	$10.40	to	$11.65	$854	1.17%	0.70%	to	1.50%	-3.65%	to	-2.80%
2010	72	$10.70	to	$12.00	$857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2011	401	$11.99	to	$15.98	$5,594	1.14%	0.95%	to	1.75%	-19.48%	to	-18.82%
2010	474	$14.89	to	$19.74	$8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2011	312	$9.70	to	$19.87	$6,010	0.89%	0.70%	to	1.50%	-19.51%	to	-18.90%
2010	476	$11.96	to	$24.50	$11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%

160

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2011	158	$8.89	to	$14.02	$2,181	0.66%	0.95%	to	1.75%	-2.78%	to	-1.96%
2010	148	$13.66	to	$14.30	$2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2011	14	$11.48	to	$13.85	$187	0.39%	0.70%	to	1.25%	-2.55%	to	-2.05%
2010	23	$11.72	to	$14.15	$324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
ING Large Cap Growth Portfolio - Institutional Class
2011	2,074	$10.27	to	$15.49	$27,275	0.47%	0.35%	to	1.75%	0.69%	to	1.51%
2010	625	$13.35	to	$15.26	$8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
ING Large Cap Value Portfolio - Institutional Class
2011	541	$8.31	to	$10.66	$4,756	1.39%	0.35%	to	1.50%	1.96%	to	3.19%
2010	392	$8.15	to	$10.33	$3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to	11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(a)	0.75%	to	1.50%		(a)
ING Large Cap Value Portfolio - Service Class
2011	43	$10.05	to	$10.10	$431	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2011	142	$9.05	to	$11.87	$1,571	0.19%	0.70%	to	1.50%	-3.17%	to	-2.38%
2010	133	$10.04	to	$12.16	$1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
ING MFS Total Return Portfolio - Institutional
Class
2011	2,792	$11.29	to	$11.92	$32,630	2.65%	0.95%	to	1.75%	0.09%	to	0.85%
2010	3,512	$11.18	to	$11.82	$40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
ING MFS Total Return Portfolio - Service Class
2011	61	$13.89	to	$14.51	$886	2.53%	0.75%	to	1.25%	0.29%	to	0.83%
2010	76	$13.85	to	$14.39	$1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
ING MFS Utilities Portfolio - Service Class
2011	156	$10.95	to	$18.24	$2,770	3.61%	0.70%	to	1.50%	4.77%	to	5.69%
2010	146	$10.36	to	$17.28	$2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
ING PIMCO High Yield Portfolio - Service Class
2011	277	$13.96	to	$15.56	$4,207	7.25%	0.70%	to	1.50%	2.85%	to	3.66%
2010	322	$13.47	to	$15.01	$4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Bond Portfolio - Service
Class
2011	200	$10.01	to	$10.05	$2,004	(e)	0.95%	to	1.45%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Pioneer Fund Portfolio - Institutional Class
2011	700	$9.67	to	$11.62	$7,951	1.45%	0.75%	to	2.25%	-6.42%	to -5.06%
2010	908	$10.23	to	$12.26	$10,904	1.16%	0.75%	to	2.25%	13.53%	to 15.29%
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to 23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to -34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to 4.52%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2011	206	$9.82	to	$10.30	$2,100	1.43%	0.70%	to	1.50%	-6.30%	to -5.50%
2010	259	$10.48	to	$10.90	$2,795	1.11%	0.70%	to	1.50%	16.44%	to 17.33%
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to 24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to -33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	59	$9.53	to	$9.98	$579	1.13%	0.95%	to	1.75%	-6.66%	to -5.85%
2010	79	$10.21	to	$10.60	$831	0.89%	0.95%	to	1.75%	15.89%	to 16.74%
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to 24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to -33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to 4.44%
ING Retirement Conservative Portfolio - Adviser
Class
2011	84	$10.05	to	$10.08	$846	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2011	453	$9.19	to	$10.15	$4,575	0.89%	0.95%	to	1.40%	-2.52%	to	-2.12%
2010	536	$10.31	to	$10.37	$5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$5,625	(c)	0.95%	to	1.90%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2011	511	$9.38	to	$10.51	$5,336	0.97%	0.95%	to	1.40%	-1.33%	to	-0.85%
2010	611	$10.54	to	$10.60	$6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$7,664	(c)	0.95%	to	1.75%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Portfolio - Adviser Class
2011	593	$9.65	to	$10.83	$6,382	1.37%	0.95%	to	1.40%	0.66%	to	1.12%
2010	672	$10.65	to	$10.71	$7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$9,028	(c)	0.95%	to	1.90%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	900	$9.61	to	$14.22	$12,364	1.91%	0.70%	to	1.50%	1.35%	to	2.11%
2010	828	$11.38	to	$13.93	$11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
ING T. Rowe Price Equity Income Portfolio -
Service Class
2011	438	$9.68	to	$15.44	$5,626	2.00%	0.70%	to	1.50%	-2.41%	to	-1.50%
2010	432	$9.77	to	$15.76	$5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio -
Service Class
2011	325	$8.09	to	$12.35	$3,476	3.52%	0.70%	to	1.50%	-13.67%	to	-13.01%
2010	382	$9.30	to	$14.20	$4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
ING Templeton Global Growth Portfolio - Service
Class
2011	34	$8.60	to	$8.82	$297	1.60%	0.95%	to	1.40%	-7.03%	to	-6.67%
2010	35	$9.25	to	$9.45	$327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
ING U.S. Stock Index Portfolio - Service Class
2011	5		$11.77		$57	1.71%		0.75%		0.86%
2010	5		$11.67		$60	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Money Market Portfolio - Class I
2011	6,156	$9.91	to	$16.15	$82,585	0.00%	0.35%	to	1.75%	-1.77%	to	-0.40%
2010	7,277	$9.97	to	$16.27	$97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
ING Money Market Portfolio - Class S
2011	28		$9.84		$273	-		0.75%		-0.71%
2010	32		$9.91		$313	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2011	110	$12.36	to	$19.97	$1,740	0.95%	0.35%	to	1.25%	-4.36%	to	-3.46%
2010	131	$13.00	to	$20.82	$2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
ING Baron Small Cap Growth Portfolio - Service
Class
2011	248	$9.18	to	$20.46	$3,850	-	0.70%	to	1.50%	0.69%	to	1.54%
2010	239	$9.99	to	$20.21	$3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
ING Columbia Small Cap Value II Portfolio -
Service Class
2011	45	$9.67	to	$10.04	$446	0.52%	0.75%	to	1.40%	-4.07%	to	-3.37%
2010	70	$10.08	to	$10.39	$719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
ING Davis New York Venture Portfolio - Service
Class
2011	201	$9.05	to	$13.54	$2,042	1.03%	0.70%	to	1.50%	-6.12%	to	-5.31%
2010	245	$9.64	to	$14.34	$2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
ING Global Bond Portfolio - Initial Class
2011	2,756	$11.91	to	$14.09	$37,677	7.33%	0.35%	to	2.25%	1.43%	to	3.33%
2010	3,344	$11.57	to	$13.70	$44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	11		$13.38		$146	13.79%		1.25%		2.22%
2010	9		$13.09		$115	2.69%		1.25%		14.12%
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
ING Invesco Van Kampen Comstock Portfolio -
Service Class
2011	64	$10.51	to	$14.45	$813	1.37%	0.70%	to	1.50%	-3.51%	to	-2.78%
2010	72	$10.81	to	$14.90	$937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
2011	4,118	$11.20	to	$12.56	$50,725	2.13%	0.35%	to	1.75%	-2.86%	to	-1.39%
2010	4,907	$11.40	to	$12.82	$61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2011	111	$11.60	to	$20.29	$1,872	0.88%	0.35%	to	1.50%	0.29%	to	1.47%
2010	106	$11.47	to	$20.12	$1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
ING Oppenheimer Global Portfolio - Initial Class
2011	5,948	$10.20	to	$12.70	$73,458	1.50%	0.35%	to	1.90%	-9.84%	to	-8.41%
2010	6,770	$11.18	to	$13.96	$92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Service Class
2011	836	$12.20	to	$15.82	$12,993	2.59%	0.70%	to	1.50%	1.73%	to	2.52%
2010	997	$11.90	to	$15.44	$15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
ING Pioneer High Yield Portfolio - Initial Class
2011	1,172	$13.53	to	$15.12	$16,258	5.71%	0.70%	to	1.75%	-2.45%	to	-1.40%
2010	1,392	$13.82	to	$15.34	$19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
ING Solution 2015 Portfolio - Service Class
2011	278	$10.48	to	$11.73	$3,208	3.04%	0.70%	to	1.50%	-2.19%	to	-1.41%
2010	316	$10.63	to	$11.90	$3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
ING Solution 2025 Portfolio - Service Class
2011	201	$10.09	to	$11.31	$2,159	1.93%	0.35%	to	1.50%	-4.53%	to	-3.40%
2010	215	$10.48	to	$11.75	$2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
ING Solution 2035 Portfolio - Service Class
2011	325	$9.89	to	$11.27	$3,402	1.59%	0.35%	to	1.25%	-5.79%	to	-4.92%
2010	296	$10.44	to	$11.90	$3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service Class
2011	141	$9.65	to	$11.23	$1,424	1.18%	0.35%	to	1.50%	-6.56%	to	-5.41%
2010	87	$10.25	to	$11.92	$940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
ING Solution Income Portfolio - Service Class
2011	91	$10.94	to	$11.99	$1,072	3.38%	0.70%	to	1.25%	-0.94%	to	-0.36%
2010	74	$10.98	to	$12.04	$879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	3,031	$11.18	to	$14.11	$41,422	0.34%	0.35%	to	1.75%	-5.45%	to	-4.06%
2010	3,375	$11.70	to	$14.79	$48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2011	1,207	$9.17	to	$29.43	$28,652	-	0.35%	to	1.50%	-2.57%	to	-1.45%
2010	1,303	$10.93	to	$30.17	$32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
ING Templeton Foreign Equity Portfolio - Initial
Class
2011	1,868	$7.44	to	$8.73	$14,333	1.94%	0.35%	to	1.90%	-13.59%	to	-12.26%
2010	2,227	$8.61	to	$9.95	$19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(b)	0.70%	to	1.90%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2011	887	$5.91	to	$28.13	$12,298	0.75%	0.70%	to	1.75%	-14.60%	to	-13.75%
2010	1,092	$6.92	to	$32.62	$17,212	1.50%	0.70%	to	1.75%	9.49%	to	10.66%
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2011	984	$6.80	to	$15.99	$12,801	1.09%	0.70%	to	1.75%	-4.23%	to	-3.23%
2010	1,174	$7.10	to	$16.53	$15,770	0.88%	0.70%	to	1.75%	11.46%	to	12.69%
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
ING Strategic Allocation Conservative Portfolio -
Class I
2011	430	$10.83	to	$20.19	$7,590	4.58%	0.70%	to	1.50%	0.28%	to	1.12%
2010	505	$10.71	to	$19.98	$8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
ING Strategic Allocation Growth Portfolio - Class I
2011	457	$8.81	to	$19.54	$7,550	2.72%	0.35%	to	2.25%	-5.06%	to	-3.28%
2010	506	$9.28	to	$20.28	$8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
ING Strategic Allocation Moderate Portfolio - Class I
2011	592	$9.67	to	$19.73	$9,597	3.47%	0.35%	to	2.25%	-2.72%	to	-0.94%
2010	645	$9.94	to	$19.99	$10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class A
2011	157		$10.15		$1,594	(e)		1.25%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Growth and Income Portfolio - Class I
2011	9,359	$7.15	to	$289.30	$198,743	1.24%	0.35%	to	2.25%	-2.59%	to	-0.57%
2010	10,173	$7.34	to	$292.82	$225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
ING GET U.S. Core Portfolio - Series 7
2011	713	$10.02	to	$10.35	$7,214	2.25%	1.45%	to	1.90%	-1.96%	to	-1.52%
2010	853	$10.22	to	$10.51	$8,795	2.15%	1.45%	to	1.90%	0.59%	to	1.06%
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
ING GET U.S. Core Portfolio - Series 8
2011	627	$10.02	to	$10.33	$6,368	1.65%	1.45%	to	1.90%	-2.34%	to	-1.90%
2010	730	$10.26	to	$10.53	$7,580	2.23%	1.45%	to	1.90%	0.39%	to	0.96%
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
ING GET U.S. Core Portfolio - Series 9
2011	473	$9.90	to	$10.43	$4,855	2.12%	1.45%	to	2.25%	-2.46%	to	-1.70%
2010	588	$10.15	to	$10.61	$6,162	2.09%	1.45%	to	2.25%	1.40%	to	2.22%
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 10
2011	372	$10.06	to	$10.36	$3,794	2.61%	1.45%	to	1.90%	-1.57% to -0.96%
2010	420	$10.22	to	$10.46	$4,340	2.63%	1.45%	to	1.90%	2.10% to 2.55%
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82% to -2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01% to -5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22% to 2.04%
ING GET U.S. Core Portfolio - Series 11
2011	364	$10.14	to	$10.66	$3,827	2.21%	1.45%	to	2.25%	-1.46% to -0.56%
2010	466	$10.29	to	$10.72	$4,945	2.57%	1.45%	to	2.25%	2.49% to 3.28%
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00% to -2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90% to -0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38% to 0.56%
ING GET U.S. Core Portfolio - Series 12
2011	912	$10.14	to	$10.73	$9,642	2.51%	1.45%	to	2.40%	-1.36% to -0.37%
2010	1,201	$10.28	to	$10.77	$12,788	2.80%	1.45%	to	2.40%	3.21% to 4.26%
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92% to -2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47% to -7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54% to 1.51%
ING GET U.S. Core Portfolio - Series 13
2011	963	$10.43	to	$10.73	$10,208	2.20%	1.45%	to	1.95%	-0.19% to 0.37%
2010	1,200	$10.45	to	$10.69	$12,706	2.55%	1.45%	to	1.95%	4.60% to 5.01%
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26% to -3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10% to 0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39% to 3.36%
ING GET U.S. Core Portfolio - Series 14
2011	716	$10.41	to	$10.93	$7,759	3.00%	1.45%	to	2.40%	0.77% to 1.67%
2010	908	$10.33	to	$10.75	$9,684	3.89%	1.45%	to	2.40%	4.24% to 5.39%
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22% to -2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59% to 1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50% to 2.80%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2011	1,216	$4.46	to	$15.58	$5,733	-	0.70%	to	1.75%	-12.04%	to	-11.01%
2010	1,300	$5.06	to	$17.57	$6,924	-	0.70%	to	1.75%	16.52%	to	17.75%
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
ING Euro STOXX 50 Index Portfolio - Institutional
Class
2011	4		$7.76		$34	2.94%		0.75%		-17.62%
2010	4		$9.42		$34	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Index Plus LargeCap Portfolio - Class I
2011	4,686	$7.82	to	$20.48	$64,463	1.92%	0.35%	to	2.25%	-2.21%	to	-0.38%
2010	5,572	$7.84	to	$20.66	$77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
ING Index Plus MidCap Portfolio - Class I
2011	403	$10.65	to	$24.32	$8,915	0.81%	0.35%	to	1.50%	-2.62%	to	-1.46%
2010	433	$10.85	to	$24.80	$9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
ING Index Plus SmallCap Portfolio - Class I
2011	219	$10.86	to	$17.95	$3,572	0.76%	0.35%	to	1.50%	-2.20%	to	-1.08%
2010	248	$11.02	to	$18.23	$4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
ING International Index Portfolio - Class I 2011 2010 2009 2008 2007	687 784 989 36 (b)	$6.84 to $13.02 $7.91 to $14.96 $7.44 to $14.01 $5.91 to $5.94 (b)	$7,623 $10,272 $11,857 $211 (b)	2.73% 3.55% - (b) (b)	0.70% to 1.75% 0.70% to 1.75% 0.70% to 1.90% 0.75% to 1.50% (b)	-13.75% to -12.75% 5.96% to 7.06% 25.89% to 26.77% (b) (b)
ING International Index Portfolio - Class S 2011 2010 2009 2008 2007	3 4 3 (c) (c)	$11.69 $13.52 $12.72 (c) (c)	$34 $53 $42 (c) (c)	2.30% 2.11% (c) (c) (c)	1.25% 1.25% 1.25% (c) (c)	-13.54% 6.29% (c) (c) (c)
ING Russell™ Large Cap Growth Index Portfolio - Class I 2011 2010 2009 2008 2007	1,853 2,128 2,458 (c) (c)	$12.11 to $14.60 $11.71 to $14.18 $11.71 to $12.73 (c) (c)	$24,962 $27,852 $28,908 (c) (c)	1.27% 0.66% (c) (c) (c)	0.70% to 1.75% 0.70% to 1.90% 0.75% to 1.90% (c) (c)	2.39% to 3.48% 10.67% to 11.92% (c) (c) (c)
ING Russell™ Large Cap Index Portfolio - Class I 2011 2010 2009 2008 2007	1,047 1,418 1,651 96 (b)	$9.00 to $14.60 $8.91 to $14.37 $8.06 to $12.93 $6.63 to $6.65 (b)	$14,736 $19,011 $20,115 $641 (b)	1.78% 3.38% - (b) (b)	0.75% to 2.25% 0.70% to 2.25% 0.70% to 2.25% 0.75% to 1.25% (b)	0.29% to 1.76% 9.70% to 11.43% 22.17% to 22.71% (b) (b)
ING Russell™ Large Cap Value Index Portfolio - Class I 2011 2010 2009 2008 2007	526 635 812 (c) (c)	$11.06 to $13.84 $11.05 to $13.86 $12.47 to $12.56 (c) (c)	$7,094 $8,621 $10,184 (c) (c)	1.74% 1.52% (c) (c) (c)	0.75% to 1.75% 0.75% to 1.75% 0.95% to 1.90% (c) (c)	-0.95% to 0.09% 9.45% to 10.35% (c) (c) (c)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S 2011 2010 2009 2008 2007	94 113 125 (c) (c)	$13.59 to $13.65 $13.71 to $13.74 $12.51 to $12.52 (c) (c)	$1,283 $1,547 $1,568 (c) (c)	1.55% 1.41% (c) (c) (c)	1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% (c) (c)	-0.88% to -0.66% 9.59% to 9.74% (c) (c) (c)
ING Russell™ Mid Cap Growth Index Portfolio - Class S 2011 2010 2009 2008 2007	37 23 8 (c) (c)	$15.29 to $15.59 $15.87 to $16.06 $12.80 to $12.86 (c) (c)	$576 $367 $101 (c) (c)	0.64% - (c) (c) (c)	0.75% to 1.50% 0.75% to 1.50% 0.75% to 1.50% (c) (c)	-3.65% to -2.93% 23.98% to 24.88% (c) (c) (c)
ING Russell™ Mid Cap Index Portfolio - Class I 2011 2010 2009 2008 2007	48 23 19 5 (b)	$9.81 to $12.46 $10.12 to $12.80 $8.18 to $8.25 $5.93 (b)	$500 $260 $159 $29 (b)	1.58% 0.48% - (b) (b)	0.75% to 1.25% 0.75% to 1.25% 0.75% to 1.25% 0.75% (b)	-3.06% to -2.63% 23.72% to 24.36% 39.12% (b) (b)
ING Russell™ Small Cap Index Portfolio - Class I 2011 2010 2009 2008 2007	53 33 14 5 (b)	$10.29 to $12.15 $10.77 to $12.74 $8.69 to $8.76 $6.97 (b)	$571 $373 $123 $35 (b)	1.06% - - (b) (b)	0.75% to 1.25% 0.75% to 1.50% 0.75% to 1.25% 0.75% (b)	-5.16% to -4.63% 24.86% to 25.46% 25.68% (b) (b)
ING Small Company Portfolio - Class I 2011 2010 2009 2008 2007	1,068 1,304 1,495 1,717 2,343	$11.02 to $31.82 $11.38 to $32.87 $9.21 to $26.63 $7.27 to $21.03 $13.38 to $30.74	$26,266 $33,287 $30,900 $27,869 $53,080	0.41% 0.53% 0.62% 1.10% 0.20%	0.35% to 1.90% 0.35% to 1.90% 0.35% to 1.90% 0.70% to 1.90% 0.75% to 1.90%	-4.35% to -2.87% 21.98% to 24.03% 25.16% to 27.30% -32.37% to -31.57% 3.91% to 5.13%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class I
2011	211	$11.21	to	$12.28	$2,504	2.21%	0.70%	to	1.50%	5.59% to 6.50%
2010	118	$10.54	to	$11.53	$1,305	2.83%	0.70%	to	1.50%	4.79% to 5.39%
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51% to 5.09%
2008	9	$10.19	to	$10.22	$96	(b)	0.75%	to	1.25%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING International Value Portfolio - Class I
2011	118	$7.23	to	$12.61	$1,333	2.68%	0.70%	to	1.50%	-16.21% to -15.54%
2010	139	$8.56	to	$14.97	$1,872	1.81%	0.70%	to	1.50%	0.94% to 1.78%
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32% to 26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61% to -43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75% to 12.58%
ING MidCap Opportunities Portfolio - Class I
2011	111	$12.47	to	$22.17	$1,849	-	0.70%	to	1.25%	-1.77% to -1.19%
2010	116	$12.62	to	$22.49	$1,993	0.72%	0.70%	to	1.25%	28.71% to 29.44%
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80% to 40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42% to -38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14% to 24.80%
ING MidCap Opportunities Portfolio - Class S
2011	247	$8.89	to	$14.59	$3,438	-	0.95%	to	1.45%	-2.26% to -1.75%
2010	238	$14.14	to	$14.85	$3,477	0.46%	0.95%	to	1.45%	28.08% to 28.79%
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33% to 39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88% to -38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04% to 24.23%
ING SmallCap Opportunities Portfolio - Class I
2011	69	$10.53	to	$18.52	$767	-	0.70%	to	1.25%	-0.38% to 0.17%
2010	77	$10.57	to	$18.54	$852	-	0.70%	to	1.25%	30.66% to 31.40%
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44% to 30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30% to -34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66% to 9.31%

176

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
ING SmallCap Opportunities Portfolio - Class S 2011 2010 2009 2008 2007	211 249 264 320 465	$9.19 to $10.08 $9.63 to $10.12 $7.21 to $7.74 $5.55 to $5.98 $8.65 to $9.22	$2,075 $2,465 $2,004 $1,876 $4,184	- - - - -	0.95% to 1.45% 0.95% to 1.45% 0.95% to 1.75% 0.95% to 1.90% 0.95% to 1.90%	-0.83% to -0.40% 30.11% to 30.75% 28.52% to 29.43% -35.84% to -35.14% 7.72% to 8.73%
Invesco V.I. Capital Appreciation Fund - Series I Shares 2011 2010 2009 2008 2007	70 69 79 76 77	$7.86 to $10.09 $8.66 to $11.09 $7.61 to $9.73 $6.38 to $8.13 $11.27 to $14.32	$600 $649 $648 $523 $929	0.16% 0.77% 0.68% - -	0.70% to 1.50% 0.70% to 1.50% 0.35% to 1.50% 0.70% to 1.50% 0.75% to 1.50%	-9.24% to -8.54% 13.80% to 14.67% 19.28% to 20.72% -43.39% to -42.94% 10.38% to 11.18%
Invesco V.I. Core Equity Fund - Series I Shares 2011 2010 2009 2008 2007	139 144 155 135 132	$9.61 to $15.62 $9.76 to $15.78 $9.05 to $14.54 $7.16 to $11.44 $10.40 to $16.53	$1,485 $1,555 $1,552 $1,084 $1,492	0.99% 0.97% 1.97% 2.41% 1.16%	0.35% to 1.50% 0.35% to 1.50% 0.35% to 1.50% 0.70% to 1.50% 0.75% to 1.50%	-1.54% to -0.38% 7.85% to 9.23% 26.40% to 28.02% -31.15% to -30.63% 6.45% to 7.25%
Janus Aspen Series Balanced Portfolio - Institutional Shares 2011 2010 2009 2008 2007	- - - 1 1	$38.57 $38.24 $35.54 $28.45 $34.05	$14 $14 $13 $16 $23	- - 6.90% - 4.55%	0.75% 0.75% 0.75% 0.75% 0.75%	0.86% 7.60% 24.92% -16.45% 9.70%
Janus Aspen Series Enterprise Portfolio - Institutional Shares 2011 2010 2009 2008 2007	- - - - -	$32.38 $29.69 to $33.10 $23.95 to $26.50 $16.79 to $18.43 $30.28 to $33.00	- $2 $2 $1 $8	- - - - -	0.75% 0.75% to 1.50% 0.75% to 1.50% 0.75% to 1.50% 0.75% to 1.50%	-2.18% 23.97% to 24.91% 42.64% to 43.79% -44.55% to -44.15% 20.21% to 21.10%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2011	-		$31.93		$3	-		0.75%		5.94%
2010	-		$30.14		$3	-		0.75%		7.18%
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2011	-		$21.33		$1	-		0.75%		-14.41%
2010	-		$24.92		$1	-		0.75%		15.00%
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
2011	159	$10.77	to	$15.83	$2,073	0.22%	0.35%	to	1.50%	-5.45%	to -4.37%
2010	185	$11.30	to	$16.65	$2,550	0.39%	0.35%	to	1.50%	23.52%	to 25.05%
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%	to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to -39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to -0.20%
Oppenheimer Global Securities/VA
2011	2		$22.55		$47	1.82%		0.75%		-8.96%
2010	3		$24.77		$63	1.60%		0.75%		15.10%
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
Oppenheimer Main Street Fund®/VA
2011	26	$9.68	to	$11.55	$267	0.72%	0.80%	to	1.25%	-1.33%	to -0.77%
2010	27	$9.81	to	$11.64	$286	1.05%	0.80%	to	1.25%	14.74%	to 15.13%
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%	to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to -38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%

178

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
2011	46	$11.12	to	$13.15	$599	0.68%	0.70%	to	1.50%	-3.62%	to	-2.88%
2010	65	$11.45	to	$13.55	$871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2011	14	$9.05	to	$11.48	$136	-	0.80%	to	1.25%	-0.11%	to	0.35%
2010	5	$9.06	to	$11.44	$55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
PIMCO Real Return Portfolio - Administrative Class
2011	513	$12.55	to	$15.51	$7,882	4.86%	0.70%	to	1.50%	10.07%	to	10.87%
2010	508	$11.32	to	$14.00	$7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
Pioneer Emerging Markets VCT Portfolio - Class I
2011	129	$7.68	to	$8.03	$1,027	0.30%	0.70%	to	1.50%	-24.51%	to	-23.96%
2010	414	$10.10	to	$10.56	$4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(a)	0.75%	to	1.50%		(a)
Pioneer High Yield VCT Portfolio - Class I
2011	30	$12.25	to	$14.27	$417	6.31%	0.70%	to	1.50%	-3.16%	to	-2.31%
2010	35	$12.54	to	$14.63	$502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2011	193	$8.56	to	$9.85	$1,705	4.82%	0.70%	to	1.50%	-15.91% to -15.16%
2010	191	$10.18	to	$11.61	$1,990	2.29%	0.70%	to	1.50%	23.29% to 24.04%
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96% to 48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28% to -45.96%
2007	112	$10.46	to	$10.51	$1,172	(a)	0.75%	to	1.50%	(a)
Wanger Select
2011	170	$9.72	to	$13.86	$2,332	2.16%	0.70%	to	1.50%	-18.91% to -18.25%
2010	208	$11.89	to	$16.96	$3,507	0.54%	0.70%	to	1.50%	24.65% to 25.69%
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80% to 65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84% to -49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73% to 8.58%
Wanger USA
2011	50	$11.10	to	$14.23	$705	-	0.70%	to	1.50%	-4.88% to -4.15%
2010	55	$11.58	to	$14.86	$807	-	0.70%	to	1.50%	21.50% to 22.54%
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12% to 41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59% to -40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79% to 4.59%

iliac10k.htm - Generated by SEC Publisher for SEC Filing

ING Life Insurance and Annuity Company and Subsidiaries

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2012

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $16,577.9 at 2011 and $15,104.5 at 2010)	$18,075.4	$16,012.6
Fixed maturities, at fair value using the fair value option	511.9	453.4
Equity securities, available-for-sale, at fair value (cost of $131.8 at 2011 and $179.6 at 2010)	144.9	200.6
Short-term investments	216.8	222.4
Mortgage loans on real estate	2,373.5	1,842.8
Loan - Dutch State obligation	417.0	539.4
Policy loans	245.9	253.0
Limited partnerships/corporations	510.6	463.5
Derivatives	505.8	234.2
Securities pledged (amortized cost of $572.5 at 2011 and $936.5 at 2010)	593.7	962.2
Total investments	23,595.5	21,184.1
Cash and cash equivalents	217.1	231.0
Short-term investments under securities loan agreement, including collateral delivered	524.8	675.4
Accrued investment income	260.2	240.5
Receivable for securities sold	16.7	5.6
Reinsurance recoverable	2,276.3	2,355.9
Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract holders	1,426.1	1,760.6
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	648.0	304.1
Due from affiliates	52.9	102.4
Property and equipment	84.7	87.4
Other assets	56.4	52.9
Assets held in separate accounts	45,295.2	46,489.1
Total assets	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$23,062.3	$21,491.6
Payable for securities purchased	3.3	33.3
Payables under securities loan agreement, including collateral held	634.8	680.1
Short-term debt	—	214.5
Long-term debt	4.9	4.9
Due to affiliates	126.0	121.2
Current income tax payable to Parent	1.3	49.3
Deferred income taxes	522.9	466.9
Other liabilities	690.5	654.8
Liabilities related to separate accounts	45,295.2	46,489.1
Total liabilities	70,341.2	70,205.7

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,533.0	4,326.0
Accumulated other comprehensive income (loss)	590.3	304.5
Retained earnings (deficit)	(838.4)	(1,175.0)
Total shareholder’s equity	4,287.7	3,458.3
Total liabilities and shareholder’s equity	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2011	2010	2009
Revenues:
Net investment income	$1,420.9	$1,342.3	$1,242.1
Fee income	615.1	589.7	533.8
Premiums	33.9	67.3	35.0
Broker-dealer commission revenue	218.3	220.0	275.3
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(116.8)	(199.2)	(433.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	9.5	52.1	39.0
Net other-than-temporary impairments recognized in earnings	(107.3)	(147.1)	(394.5)
Other net realized capital gains	107.6	119.0	149.0
Total net realized capital gains (losses)	0.3	(28.1)	(245.5)
Other income	20.5	34.8	30.0
Total revenue	2,309.0	2,226.0	1,870.7
Benefits and expenses:
Interest credited and other benefits to contract owners	986.8	768.0	511.2
Operating expenses	605.5	710.6	597.6
Broker-dealer commission expense	218.3	220.0	275.3
Net amortization of deferred policy acquisition costs and value of business acquired	155.4	(53.2)	79.6
Interest expense	2.6	2.9	3.5
Total benefits and expenses	1,968.6	1,648.3	1,467.2
Income before income taxes	340.4	577.7	403.5
Income tax expense	3.8	140.8	49.6
Net income	$336.6	$436.9	$353.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Comprehensive Income

(In millions)

	For Years Ended December 31,
	2011	2010	2009
Net income	$336.6	$436.9	$353.9
Other comprehensive income, before tax:
Change in unrealized gains on securities	385.3	387.5	879.0
Change in other-than-temporary impairment losses	21.3	(12.7)	(46.7)
Pension and other post-employment benefit liability	(3.4)	(7.4)	13.5
Other comprehensive income, before tax	403.2	367.4	845.8
Income tax expense related to items of other comprehensive income	(117.4)	(47.9)	(227.0)
Other comprehensive income, after tax	285.8	319.5	618.8

Comprehensive income	$622.4	$756.4	$972.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2009	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	—	—	(151.7)	151.7	—
Comprehensive income:
Net income	—	—	—	353.9	353.9
Other comprehensive income, after tax	—	—	618.8	—	618.8
Total comprehensive income					972.7
Contribution of capital	—	365.0	—	—	365.0
Employee share-based payments	—	1.9	—	—	1.9
Balance at December 31, 2009	2.8	4,528.2	(15.0)	(1,611.9)	2,904.1
Comprehensive income:
Net income	—	—	—	436.9	436.9
Other comprehensive income, after tax	—	—	319.5	—	319.5
Total comprehensive income					756.4
Dividends paid	—	(203.0)	—	—	(203.0)
Employee share-based payments	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	304.5	(1,175.0)	3,458.3
Comprehensive income:
Net income	—	—	—	336.6	336.6
Other comprehensive income, after tax	—	—	285.8	—	285.8
Total comprehensive income					622.4
Capital contribution	—	201.0	—	—	201.0
Employee share-based payments	—	6.0	—	—	6.0
Balance at December 31, 2011	$2.8	$4,533.0	$590.3	$(838.4)	$4,287.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$336.6	$436.9	$353.9
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(164.3)	(167.1)	(152.8)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	159.1	(48.9)	83.3
Net accretion/decretion of discount/premium	37.0	44.3	45.4
Future policy benefits, claims reserves, and interest credited	855.1	599.5	386.9
Provision for deferred income taxes	(56.5)	65.3	36.7
Net realized capital losses (gains)	(0.3)	28.1	245.5
Depreciation	3.5	3.4	10.4
Change in:
Accrued investment income	(19.7)	(23.3)	(11.4)
Reinsurance recoverable	79.6	74.0	79.3
Other receivable and assets accruals	(3.5)	(86.0)	130.9
Due to/from affiliates	54.3	17.2	7.9
Other payables and accruals	(91.9)	85.5	46.0
Other, net	(75.9)	(42.0)	(112.7)
Net cash provided by operating activities	1,113.1	986.9	1,149.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,468.5	6,340.3	5,864.2
Equity securities, available-for-sale	63.1	12.9	99.4
Mortgage loans on real estate	332.8	179.2	308.7
Limited partnerships/corporations	93.0	87.2	116.2
Acquisition of:
Fixed maturities	(7,662.0)	(7,383.5)	(6,215.4)
Equity securities, available-for-sale	(5.7)	(16.7)	(25.2)
Mortgage loans on real estate	(863.1)	(147.2)	(87.2)
Limited partnerships/corporations	(68.5)	(85.5)	(49.3)
Derivatives, net	(78.6)	(147.3)	(170.8)
Policy loans, net	7.1	1.7	13.1
Short-term investments, net	5.3	313.1	(492.7)
Loan-Dutch State obligation	122.4	134.7	124.8
Collateral held, net	105.3	4.7	(4.4)
Sales (purchases) of fixed assets, net	(0.8)	—	13.5
Net cash used in investing activities	(1,481.2)	(706.4)	(505.1)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,115.4	$2,022.2	$2,069.6
Maturities and withdrawals from investment contracts	(2,403.6)	(2,309.7)	(2,123.6)
Short-term loans to affiliates	(343.9)	(16.9)	(300.2)
Short-term repayments of repurchase agreements, net	(214.7)	214.6	(615.2)
Dividends to parent	—	(203.0)	—
Contribution of capital from parent	201.0	—	365.0
Net cash provided by (used in) financing activities	354.2	(292.8)	(604.4)
Net increase (decrease) in cash and cash equivalents	(13.9)	(12.3)	39.8
Cash and cash equivalents, beginning of period	231.0	243.3	203.5
Cash and cash equivalents, end of period	$217.1	$231.0	$243.3
Supplemental cash flow information:
Income taxes paid, net	$108.4	$0.6	$13.7
Interest paid	$0.3	$—	$4.8
Non-cash transfer Loan-Dutch State obligation	$—	$—	$798.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                      Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is a direct, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that, in connection with the restructuring plan, it will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Consolidated Financial Statements include the accounts of ILIAC and its subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).

Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.  Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and contain accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), valuation of investments and derivatives, impairments, income taxes, and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or non-performance risk, including the Company’s own credit risk.  The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•                              Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.  The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•                              Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                         Quoted prices for similar assets or liabilities in active markets;

b)                         Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                          Inputs other than quoted market prices that are observable; and

d)                         Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                              Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable.  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques. See the Fair Value Measurements note to these Consolidated Financial Statements for additional information regarding the fair value of specific financial assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company’s principal investments are as follows:

Fixed Maturities and Equity Securities:  All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option (“FVO”).  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) (“AOCI”), and presented net of related changes in DAC, VOBA, and deferred income taxes.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.  Investment gains and losses on sales of securities are generally determined on a first-in-first-out (“FIFO”) basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income on the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities (“MBS”) and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For credit-sensitive MBS and ABS, and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments:  Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.  These investments are stated at fair value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments, and cash, and fixed maturities.

Mortgage Loans on Real Estate: The Company’s mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.  For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure.  The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

All mortgage loans are evaluated by the Company’s investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is monitored on a loan-specific basis. The Company’s review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

As of December 31, 2011 and 2010, all mortgage loans are held-for-investment.  The Company diversifies its mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

The Company records an allowance for probable incurred, but not specifically identified, losses.

Loan - Dutch State Obligation: The reported value of The State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Policy Loans: The reported value of policy loans is equal to the carrying value of the loans.  Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, primarily private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, where the contractual right exists to receive such financial information on a timely basis. The Company’s equity in earnings from limited partnership interests are accounted for under the equity method is recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities.  Generally, the lending agent retains all of the cash collateral.  Collateral retained by the agent is invested in liquid assets on behalf of the Company.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

As of December 31, 2011 and 2010, the fair value of loaned securities was $515.8 and $651.7, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. Collateral received is included in Short-term investments under securities loan agreement, including collateral delivered.  As of December 31, 2011 and 2010, liabilities to return collateral of $524.8 and $675.5, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.  An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments, and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.  In contrast, for certain equity securities, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of OTTI losses (see the “Adoption of New Pronouncements” section below).  When assessing the Company’s intent to sell a security or if it is more likely than not the Company will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security and it is not more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

Prior to April 1, 2009, the Company recognized in earnings an OTTI for a fixed maturity in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity for a period of time sufficient to allow for a recovery of estimated fair value to the security’s amortized cost. The entire difference between the fixed maturity’s amortized cost basis and its estimated fair value was recognized in earnings if the security was determined to have an OTTI.

There was no change in guidance for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost and its estimated fair value.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•                              The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received.  The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company’s best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that include, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•                             Additional considerations are made when assessing the unique features that apply to certain structured securities such as RMBS, CMBS, and ABS.  These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

•                              When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity through Net realized capital gains (losses) on the Consolidated Statements of Operations, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk, and market risk. It is the Company’s policy not to offset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets at fair value.  Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•                             Fair Value Hedge Relationship:  For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

•                             Cash Flow Hedge Relationship: For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company’s earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.

The Company also has investments in certain fixed maturities, and has issued certain annuity products, that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.  Embedded derivatives within fixed maturities are included in Derivatives as assets or liabilities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.  Embedded derivatives within annuity products are included in Future policy benefits on

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase.  Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.  Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.  VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest.  The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits.  Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business, and certain economic variables, such as inflation, are based on the Company’s experience and overall capital markets. At each valuation date,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

actual historical gross profits are reflected and estimated gross profits, and related assumptions, are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance (“unlocking”).

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period.  DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with the Company’s variable products.  One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company’s practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, and a 14% cap. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse, and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  These transactions are identified as internal replacements.  Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations under its variable annuity and fixed annuity products.  The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, and expenses.  Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Reserves for individual immediate annuities with life contingent payout benefits are equal to the present value of expected future payments.  Assumptions as to interest rates, mortality, and expenses are based upon the Company’s experience at the period the policy is sold, including a margin for adverse deviation.  Such assumptions generally vary by annuity plan type, year of issue, and policy duration.  Interest rates used to calculate the present value of future benefits ranged from 4.5% to 6.0%.

Although assumptions are “locked-in” upon the issuance of immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a margin for adverse deviations. Reserves are recorded in Future policy benefits on the Consolidated Balance Sheets.

Contract Owner Accounts

Contract owner account balances relate to investment-type contracts.

Account balances for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged from 0.0% to 7.0% for the years 2011, 2010, and 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Guarantees

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for  guaranteed minimum death benefits (“GMDB”) on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  Expected experience is based on a range of scenarios.  Assumptions used, such as near-term and long-term equity market return, lapse rate, and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC, and, thus, are subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee (“MCG”) products.  These derivatives are measured at estimated fair value with changes in estimated fair value reported in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums.  At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins are included, as well as an explicit recognition of all nonperformance risks.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING Insurance and the Company based on the credit default swaps with similar term to maturity and priority of payment.  The ING Insurance credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

See the Additional Insurance Benefits and Minimum Guarantees note to these Consolidated Financial Statements for more information.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•                              Such separate accounts are legally recognized;

•                              Assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;

•                              Investments are directed by the contract holder; and

•                              All investment performance, net of contract fees and assessments, is passed through to the contract holder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in short-term investments, with the offsetting obligation to repay the loan included as a liability on the Consolidated Balance Sheets.

The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.  As of December 31, 2011 and 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions, the related repurchase obligation, including accrued interest, and the collateral posted by the counterparty in connection with the change in the value of pledged securities that will be released upon settlement, were as follows.

	2011	2010

Securities pledged	$—	$216.7
Repurchase obligation	—	214.5
Collateral	—	—

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2011 and 2010, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.  Premiums, benefits, and expenses are presented net of reinsurance ceded to other companies.

Income Taxes

The Company’s deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Accounting Standards Codification topic 740, Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.  The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

The Company evaluates and tests the recoverability of its deferred tax assets.  Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•                              The nature and character of the deferred tax assets and liabilities;

•                              Taxable income in prior carryback years;

•                              Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•                              Projected future reversals of existing temporary differences;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              The length of time carryforwards can be utilized; and

•                              Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Management uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns, and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority before any part of the benefit can be recognized in the financial statements.  Tax positions that do not meet the more likely than not standard are not recognized.  Tax positions that meet this standard are recognized in the Consolidated Financial Statements.  The Company measures the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.2 billion and $2.3 billion at December 31, 2011 and 2010, respectively, equal the Company’s total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.  Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance.  The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Consolidated Balance Sheets.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets, and actual or possible claims and assessments.  Amounts related to loss contingencies are accrued if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company’s best estimate of the ultimate outcome.  If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” (“ASU 2011-02”), which clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

•                              If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

•                              An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

•                              A restructuring that results in a delay in payment that is insignificant is not a concession;

•                              A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

•                              A creditor is precluded from using the effective interest rate test.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Also, ASU 2011-02 requires disclosure of the information required in ASU 2010-20 about troubled debt restructuring, which was previously deferred by ASU 2011-01.

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the year ended December 31, 2011, as there were no troubled debt restructurings during that period.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments note to these Consolidated Financial Statements, except for the disclosures about troubled debt restructurings included in ASU 2011-02, which was adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011 and are included in the Financial Instruments note to these Consolidated Financial Statements.  As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

•                              Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•                              Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•                              Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined not to be the primary beneficiary, but in which the reporting entity has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which defers to ASU 2009-17 for reporting entity’s interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Consolidated Financial Statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recognition and Presentation of Other-than-temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of OTTIs, included in ASC Topic 320, “Investments-Debt and Equity Securities”, which requires:

•                              Noncredit related impairments to be recognized in Other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

•                              Total OTTIs to be presented in the Consolidated Statements of Operations with an offset recognized in AOCI for the noncredit related impairments;

•                              A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized OTTI from Retained earnings (deficit) to AOCI; and

•                              Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and OTTIs.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of DAC and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to AOCI, with no overall change to shareholder’s equity. See the Investments note to these Consolidated Financial Statements for further information on the Company’s OTTIs, including additional required disclosures.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging”, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

•                              How and why derivative instruments are used;

•                              How derivative instruments and related hedged items are accounted for; and

•                              How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009, and are included in the “Derivative Financial Instruments” section above and the Fair Value Measurements note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

•                              Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

•                              Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

•                              Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous U.S. GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company.

Business Combinations and Non-controlling Interests

Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”), which clarifies that if an entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  Also, ASU 2010-29 expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings.

The provisions of ASU 2010-29 were adopted by the Company on January 1, 2011 for business combinations occurring on or after that date.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, cash flows, or disclosures for the year ended December 31, 2011, as there were no business combinations during the period.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary — a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              A subsidiary or group of assets that is a business or nonprofit activity;

•                              A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

•                              An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2011, 2010, and 2009, as there were no decreases in ownership of a subsidiary during those periods.

Fair Value

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•                              Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•                              Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•                              Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•                              Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the Company on January 1, 2011.  The disclosures required by ASU 2010-06 are included in the Financial Instruments note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company. The disclosure provisions required by ASU 2009-12 are presented in the Investments note to these Consolidated Financial Statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments”, which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009, and are presented in the Fair Value Measurements note to these Consolidated Financial Statements.  The adoption had no effect on the Company’s financial condition, results of operations, or cash flows, as the pronouncement only pertains to additional disclosure.

Other Pronouncements

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 as of December 31, 2011, and applied the provisions retrospectively.  The Consolidated

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder’s Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the AOCI note to these Consolidated Financial Statements.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

•                              The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

•                              The circumstances under which an entity should recognize such events or transactions in its financial statements; and

•                              Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets & Liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

The provisions of ASU 2011-11 are effective, retrospectively, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual reporting periods.  The Company is currently in the process of determining the disclosure impact of adoption of the provisions of ASU 2011-11.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which includes the following amendments:

•                              The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•                              The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•                              An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

•                              The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed, and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 are effective during interim or annual periods beginning after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-04.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reconsideration of Effective Control for Repurchase Agreements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-03.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company will adopt the guidance retrospectively. The Company currently estimates the adoption will result in a cumulative effect adjustment, reducing Retained earnings by approximately $440.0 and increasing Other comprehensive income by approximately $130.0 as of January 1, 2012, after considering the effects of income taxes.  These impacts are subject to change as the Company is still in the process of finalizing the impact of adoption of the provisions of ASU 2010-26.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2.                                      Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2011.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	410.7	—
State, municipalities, and political subdivisions	95.1	10.9	—	106.0	—

U.S. corporate securities:
Public utilities	1,915.1	198.0	5.8	2,107.3	—
Other corporate securities	6,251.8	572.8	25.3	6,799.3	—
Total U.S. corporate securities	8,166.9	770.8	31.1	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	345.2	—
Other	4,352.5	328.8	38.4	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	4,988.1	—

Residential mortgage-backed securities	1,955.4	285.4	52.9	2,187.9	29.5
Commercial mortgage-backed securities	866.1	51.0	5.8	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	438.8	4.2

Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	19,181.0	38.1
Less: securities pledged	572.5	22.4	1.2	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	18,587.3	38.1
Equity securities	131.8	13.1	—	144.9	—
Total investments	$17,221.6	$1,662.8	$152.2	$18,732.2	$38.1

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$714.4	$—
U.S. government agencies and authorities	536.7	45.9	—	582.6	—
State, municipalities, and political subdivisions	145.9	5.0	10.2	140.7	—

U.S. corporate securities:
Public utilities	1,442.0	73.5	13.3	1,502.2	—
Other corporate securities	5,380.1	392.0	31.1	5,741.0	0.3
Total U.S. corporate securities	6,822.1	465.5	44.4	7,243.2	0.3

Foreign securities(1):
Government	446.3	39.6	5.0	480.9	—
Other	4,089.5	240.5	37.4	4,292.6	0.1
Total foreign securities	4,535.8	280.1	42.4	4,773.5	0.1

Residential mortgage-backed securities	2,116.0	296.9	57.5	2,355.4	28.8
Commercial mortgage-backed securities	1,005.6	54.2	30.2	1,029.6	14.5
Other asset-backed securities	615.3	16.2	42.7	588.8	15.7

Total fixed maturities, including securities pledged	16,494.4	1,168.5	234.7	17,428.2	59.4
Less: securities pledged	936.5	35.0	9.3	962.2	—
Total fixed maturities	15,557.9	1,133.5	225.4	16,466.0	59.4
Equity securities	179.6	21.0	—	200.6	—
Total investments	$15,737.5	$1,154.5	$225.4	$16,666.6	$59.4

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2011, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. MBS and other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$271.1	$288.4
After one year through five years	4,147.2	4,375.9
After five years through ten years	5,199.4	5,587.3
After ten years	4,781.6	5,391.4
Mortgage-backed securities	2,821.5	3,099.2
Other asset-backed securities	441.5	438.8
Fixed maturities, including securities pledged	$17,662.3	$19,181.0

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the State of the Netherlands (the “Dutch State”) loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2011 and 2010.

At December 31, 2011 and 2010, fixed maturities with fair values of $13.6 and $13.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2011 and 2010, approximately 42.5% and 36.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs, such as interest-only or principal only strips, which are subject to more prepayment and extension risk than traditional CMOs.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value reported in Other net realized gains (losses) in the Consolidated Statements of Operations.

Transfer of Alt-A RMBS Participation Interest and Related Loan to Dutch State

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility covering 80% of ING’s Alt-A RMBS.  Refer to the Related Party

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Transactions note to these Consolidated Financial Statements for further details of these agreements.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.9 and $0.6 at December 31, 2011 and 2010, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Some RMBS investments are in various senior level tranches of mortgage securitizations issued and guaranteed by Fannie Mae, Freddie Mac, or a similar government-sponsored entity, typically referred to as “agency pass-through” investments. These securitizations pool residential mortgages and pass through the principal and interest to investors based on the terms of each tranche or portion of the total pool. Investments held by the Company in non-agency RMBS and CMBS also include interest-only, principal-only, and inverse floating securities. Through its investments, the Company is not obligated to provide any financial or other support to these entities.

Each of the RMBS, CMBS, and ABS entities described above are thinly capitalized by design, and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company’s involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities’ economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS, and ABS entities in which it holds investments. These investments are accounted for as investments as described in

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office (“SVO”) of the National Association of Insurance Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC if no rating is available. The NAIC designations are generally similar to the credit quality designations of a Nationally Recognized Statistical Rating Organization (“NRSRO”) for marketable fixed maturity securities, called “rating agency designations,” except for certain structured securities as described below. NAIC designations of “1,” highest quality, and “2,” high quality, include fixed maturity securities generally considered investment grade (“IG”) by such rating organizations. NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade (“BIG”) by such rating organizations.

The NAIC adopted revised designation methodologies for non-agency RMBS, including RMBS backed by subprime mortgage loans reported within ABS, that became effective December 31, 2009 and for CMBS that became effective December 31, 2010. The NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about the Company’s fixed maturity securities holdings, including securities pledged, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company’s best estimate of comparable ratings from rating agencies, including Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

It is management’s objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company’s portfolio are

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. Ratings are derived from three NRSRO ratings and are applied as follows based on the number of agency rating received:

•                              when three ratings are received then the middle rating is applied;

•                              when two ratings are received then the lower rating is applied;

•                              when a single rating is received, the NRSRO rating is applied;

•                              and, when ratings are unavailable then an internal rating is applied.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for IG and BIG securities by duration, based on NAIC designations, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.4	25.0%	$7.1	4.6%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	12.5	8.1%	4.1	2.7%	0.9	0.4%	1.1	0.5%
More than twelve months below amortized cost	61.4	40.1%	29.9	19.5%	106.5	45.4%	41.6	17.7%
Total unrealized capital loss	$112.3	73.2%	$41.1	26.8%	$179.4	76.4%	$55.3	23.6%

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for securities rated BBB and above (Investment Grade (“IG”)) and securities rated BB and below (Below Investment Grade (“BIG”)) by duration, based on NRSRO ratings, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.3	25.0%	$7.2	4.7%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	6.8	4.4%	9.8	6.4%	1.6	0.7%	0.4	0.2%
More than twelve months below amortized cost	42.1	27.4%	49.2	32.1%	70.9	30.2%	77.2	32.9%
Total unrealized capital loss	$87.2	56.8%	$66.2	43.2%	$144.5	61.5%	$90.2	38.5%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2011 and 2010.

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state, and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

2010
U.S. Treasuries	$475.6	$7.3	$—	$—	$—	$—	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	—	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	—	—	—	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	—	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 83.2% of the average book value as of December 31, 2011.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
U.S. Treasuries	$482.9	$—	$7.3	$—	3	—
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

At December 31, 2011, the Company held no fixed maturity with an unrealized capital loss in excess of $10.0.  At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in OTTI, which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in AOCI, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010			2009
		No. of			No. of		No. of
	Impairment	Securities	Impairment		Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7		1	$156.0	15
Public utilities	—	—	1.3		5	—	—
Other U.S. corporate	20.4	17	5.3		19	47.8	57
Foreign(1)	27.8	50	42.4		20	50.6	42
Residential mortgage-backed	8.2	38	14.8		53	31.6	69
Commercial mortgage-backed	28.2	8	20.5		8	17.7	11
Other asset-backed	22.7	53	58.5		42	43.4	32
Limited partnerships	—	—	1.6		4	17.6	17
Equity securities	—	—	—	*	1	19.5	9
Mortgage loans on real estate	—	—	1.0		1	10.3	4
Total	$107.3	166	$147.1		154	$394.5	256

*                 Less than $0.1.

(1)         Primarily U.S. dollar denominated.

The above tables include $17.6, $48.4, and $112.2 for the years ended December 31, 2011, 2010, and 2009, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $89.7, $98.7, and $282.3, in write-downs for the years ended December 31, 2011, 2010, and 2009, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7	1	$156.0	15
Public utilities	—	—	1.4	5	—	—
Other U.S. corporate	20.4	17	5.3	19	35.9	42
Foreign(1)	23.7	46	28.5	15	48.7	41
Residential mortgage-backed	1.6	7	8.6	18	2.4	1
Commercial mortgage-backed	22.9	8	16.2	6	17.7	11
Other asset-backed	21.1	50	37.0	26	21.6	10
Total	$89.7	128	$98.7	90	$282.3	120

(1)         Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2011, 2010, and 2009 was $1.9 billion, $2.0 billion, and $3.0 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2011, 2010, and 2009, for which a portion of the OTTI was recognized in AOCI, and the corresponding changes in such amounts.

	2011	2010	2009
Balance at January 1	$50.7	$46.0	$—
Implementation of OTTI guidance included in ASC Topic 320(1)	—	—	25.1
Additional credit impairments:
On securities not previously impaired	0.9	12.0	13.6
On securities previously impaired	6.7	11.7	8.8
Reductions:
Intent Impairments	(8.7)	(5.9)	—
Securities sold, matured, prepaid or paid down	(30.2)	(13.1)	(1.5)
Balance at December 31	$19.4	$50.7	$46.0

(1)         Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,224.2	$1,182.4	$1,125.7
Equity securities, available-for-sale	13.6	15.3	15.4
Mortgage loans on real estate	118.1	104.0	113.4
Real estate	—	—	6.6
Policy loans	13.7	13.3	13.7
Short-term investments and cash equivalents	0.8	0.8	2.4
Limited partnerships/corporations	84.2	56.4	(7.2)
Other	11.3	11.6	11.9
Gross investment income	1,465.9	1,383.8	1,281.9
Less: investment expenses	45.0	41.5	39.8
Net investment income	$1,420.9	$1,342.3	$1,242.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities, available-for-sale, including securities pledged	$112.6	$38.7	$(15.1)
Fixed maturities, at fair value using the fair value option	(60.6)	(39.2)	57.0
Equity securities, available-for-sale	7.4	4.1	(2.9)
Derivatives	(59.4)	(36.6)	(267.6)
Other investments	0.3	4.9	(16.9)
Net realized capital gains (losses)	$0.3	$(28.1)	$(245.5)
After-tax net realized capital gains (losses)	$0.2	$1.5	$(67.4)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Proceeds on sales	$5,596.3	$5,312.9	$4,674.6
Gross gains	249.0	213.6	228.5
Gross losses	33.6	27.8	87.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3.             Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	2011
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,146.9	41.0	2,187.9
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	496.8	—	502.5
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees	$—	$—	$221.0	$221.0
Fixed Indexed Annuities	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total	$—	$347.4	$249.9	$597.3

(1)         Level 3 net assets and liabilities accounted for 0.1% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 0.1%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$646.1	$68.3	$—	$714.4
U.S. government agencies and authorities	—	582.6	—	582.6
U.S. corporate, state and municipalities	—	7,372.7	11.2	7,383.9
Foreign	—	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	—	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	—	1,029.6	—	1,029.6
Other asset-backed securities	—	341.1	247.7	588.8
Equity securities, available-for-sale	172.9	—	27.7	200.6
Derivatives:
Interest rate contracts	3.5	223.3	—	226.8
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	6.7	—	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	—	—	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,288.7	$20,619.4	$572.8	$65,480.9

Liabilities:
Product guarantees	$—	$—	$3.0	$3.0
Fixed Indexed Annuities	—	—	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	—	227.1
Foreign exchange contracts	—	38.5	—	38.5
Credit contracts	—	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)   Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

Transfers in and out of Level 1 and 2

There were no transfers between Level 1 and Level 2 for the year ended December 31, 2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company’s use of commercial pricing services to value certain CMOs

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

which commenced in the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities.  The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS, and RMBS, including certain CMO assets and subprime RMBS.  During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2011, $194.9 and $14.7 billion of a total of $19.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company’s internal pricing models utilize the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s 500 Index prices, and London Interbank Offered Rates, or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participants, which have been classified as Level 3.  All other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by U.S. GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for Fixed maturities.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011.

	December 31, 2011
												Change in
	Fair Value	Total realized/unrealized							Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:							in to	out of	as of	(losses) included
	January 1	Net income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)		$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5		—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	252.5	(3.0)		1.7	57.1	—	(38.5)	(8.1)	5.3	(226.0)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)		15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	522.8	(29.6)		24.2	107.0	—	(177.9)	(61.6)	171.0	(307.0)	248.9	(5.5)

Equity securities, available for sale	27.7	0.1		0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—

Derivatives, net	(13.6)	0.8		—	0.2	—	—	—	—	—	(12.6)	0.6

Product guarantees	(3.0)	(212.5	)(1)	—	(5.5)	—	—	—	—	—	(221.0)	—

Fixed Indexed Annuities	(5.6)	(3.6	)(1)	—	(7.1)	—	—	—	—	—	(16.3)	—

Separate Accounts	22.3	—		—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$—	$—	$—	$—	$11.2	$—	$11.2	$—
Foreign	—	0.1	0.6	2.7	8.0	—	11.4	—
Residential mortgage-backed securities	1,237.9	(23.6)	4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)	93.3	(20.2)	45.2	—	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)	98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)	0.6	13.8	—	(26.1)	27.7	—

Derivatives, net	(48.3)	0.3	—	34.4	—	—	(13.6)	1.8

Product guarantees	(6.0)	9.0 (1)	—	(6.0)	—	—	(3.0)	—

Fixed Indexed Annuities	—	0.3 (1)	—	(5.9)	—	—	(5.6)	—

Separate Accounts	56.3	5.8	—	(57.7)	17.9	—	22.3	1.0

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in Fixed maturities, including securities pledged, are primarily due to the Company’s determination that the market for subprime RMBS securities has become active.  While the valuation methodology has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.  The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to an increased utilization of vendor valuations for certain CMO assets.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the years ended December 31, 2011 and 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2011 and 2010.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$18,669.1	$18,669.1	$16,974.8	$16,974.8
Fixed maturities, at fair value using the fair value option	511.9	511.9	453.4	453.4
Equity securities, available-for-sale	144.9	144.9	200.6	200.6
Mortgage loans on real estate	2,373.5	2,423.1	1,842.8	1,894.8
Loan-Dutch State obligation	417.0	421.9	539.4	518.7
Policy loans	245.9	245.9	253.0	253.0
Limited partnerships/corporations	510.6	510.6	463.5	493.8
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	958.7	958.7	1,128.8	1,128.8
Derivatives	505.8	505.8	234.2	234.2
Notes receivable from affiliates	175.0	165.2	175.0	177.0
Assets held in separate accounts	45,295.2	45,295.2	46,489.1	46,489.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,222.4	1,369.1	1,313.2	1,311.5
Without a fixed maturity	18,410.3	21,739.8	16,902.6	16,971.6
Product guarantees	221.0	221.0	3.0	3.0
Fixed Indexed Annuities	16.3	16.3	5.6	5.6
Derivatives	360.0	360.0	280.3	280.3

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps.  The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contract holder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2011 and 2010.

	2011	2010
Total commercial mortgage loans	$2,374.8	$1,844.1
Collective valuation allowance	(1.3)	(1.3)

Total net commercial mortgage loans	$2,373.5	$1,842.8

As of December 31, 2011, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The collective valuation allowance is determined based on historical loss rates as adjusted by current economic information for all loans that are not determined to have an individually-assessed loss.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The changes in the collective valuation allowance were as follows for the years ended December 31, 2011 and 2010.

	2011	2010
Collective valuation allowance for losses, beginning of year	$1.3	$2.0
Addition to / (release of) allowance for losses	—	(0.7)

Collective valuation allowance for losses, end of year	$1.3	$1.3

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2011 and 2010.

	2011(1)	2010(1)
Loan-to-Value Ratio:
0% - 50%	$552.4	$536.4
50% - 60%	771.5	564.6
60% - 70%	908.2	610.1
70% - 80%	125.2	113.9
80% - 90%	17.5	19.1
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

	2011(1)	2010(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,600.1	$1,270.0
1.25x - 1.5x	408.1	182.1
1.0x - 1.25x	286.7	191.8
Less than 1.0x	79.9	137.4
Mortgages secured by loans on land or construction loans	—	62.8
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with substantially all of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2011. As of December 31, 2010 and 2009, there was a $1.0 and $10.3 impairment taken on the mortgage loan portfolio, respectively. As of December 31, 2011, all mortgage loans in the Company’s portfolio were current with respect to principal and interest. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Due to challenges that the economy presents to the commercial mortgage market, effective with the third quarter of 2009, the Company recorded an allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  At December 31, 2011 and 2010, the Company had a $1.3 allowance for mortgage loan credit losses.

All commercial mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2011 and 2010.

	2011	2010

Impaired loans without valuation allowances	$5.8	$9.5

Unpaid principal balance of impaired loans	$7.3	$12.0

The following is information regarding impaired loans, restructured loans, loans 90 days or more past due and loans in the process of foreclosure for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009

Impaired loans, average investment during the period	$7.7	$15.3	$10.5
Interest income recognized on impaired loans, on an accrual basis	0.6	0.9	0.6
Interest income recognized on impaired loans, on a cash basis	0.6	1.0	0.4

Loans in foreclosure, at amortized cost	—	—	5.8

For the years ended December 31, 2011 and 2010, there were no Restructured loans, Interest income recognized on restructured loans, Loans 90 days or more past due, interest no longer accruing, at amortized cost, Loans in foreclosure, at amortized cost, and Unpaid principal balance of loans 90 days or more past due, interest no longer accruing.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has high quality, well performing portfolios of commercial mortgage loans and private placements.  Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

During the twelve months ended December 31, 2011, the Company had no loans modified in a troubled debt restructuring with a subsequent payment default.

Derivative Financial Instruments

See the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives.  The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge certain CMO assets held by the Company against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2011 and 2010.

	2011			2010
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	1,000.0	$173.9	$—	7.2	$0.6	$—
Foreign exchange contracts	—	—	—	7.2	—	0.1
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	17,697.7	328.6	306.4	16,737.7	226.2	227.1
Foreign exchange contracts	213.4	0.7	32.4	233.0	0.7	38.4
Equity contracts	—	—	—	3.7	—	—
Credit contracts	548.4	2.6	21.2	641.4	6.7	14.7
Managed custody guarantees(2)	N/A	—	221.0	N/A	—	3.0
Embedded derivatives:
Within retail annuity products(2)	N/A	—	16.3	N/A	—	5.6
Total		$505.8	$597.3		$234.2	$288.9

N/A - Not applicable.

(1)  The fair values are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.

(2)  The fair values are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Derivatives:Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair Value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	(53.4)	(53.4)	(178.8)
Foreign exchange contracts	(0.7)	7.4	(23.3)
Equity contracts	(0.5)	0.5	(49.0)
Credit contracts	(4.8)	8.9	(16.5)
Managed custody guarantees(2)	1.1	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	(217.2)	5.2	185.4
Total	$(275.5)	$(27.3)	$(48.2)

(1)  Changes in value for effective fair value hedges are recorded in Net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations.

(2)  Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 was included in Derivatives and Other liabilities,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

respectively, on the Consolidated Balance Sheets. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $518.3 and $625.6, respectively.

4.                                      Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$896.9	$848.2	$1,021.3
Deferrals of commissions and expenses	152.3	142.2	108.2
Amortization:
Amortization	(179.0)	(77.0)	(39.3)
Interest accrued at 4% to 7%	69.5	64.6	58.0
Net amortization included in Consolidated Statements of Operations	(109.5)	(12.4)	18.7
Change in unrealized capital gains/losses on available-for-sale securities	(177.5)	(81.1)	(300.0)
Balance at December 31	$762.2	$896.9	$848.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$842.5	$1,045.1	$1,676.7
Deferrals of commissions and expenses	11.4	23.6	40.4
Amortization:
Amortization	(123.9)	(8.7)	(170.5)
Interest accrued at 4% to 7%	78.0	74.3	72.2
Net amortization included in Consolidated Statements of Operations	(45.9)	65.6	(98.3)
Change in unrealized capital gains/losses on available-for-sale securities	(162.5)	(291.8)	(573.7)
Balance at December 31	$645.5	$842.5	$1,045.1

The estimated amount of VOBA amortization expense, net of interest, is $42.4, $56.4, $55.5, $56.0, and $55.1, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                      Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.  Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2011, ILIAC did not pay any dividends on its common stock to its Parent.  During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the year ended December 31, 2009, ILIAC did not pay any dividends on its common stock to its Parent. On December 22, 2011 and October 30, 2010, IFA paid a $65.0 and $60.0, respectively, dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from is Parent. On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $365.0 was contributed to the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $194.4, $66.0, and $271.6,  for the years ended December 31, 2011, 2010, and 2009, respectively.  Statutory capital and surplus was $1.9 billion and $1.7 billion as of December 31, 2011 and 2010, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective for December 31, 2009, the Company adopted Actuarial Guideline 43, Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34, Death Benefits and AG39, Living Benefits) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after January 1, 1981. Variable payout annuity contracts are also subject to AG43. There is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and AG39 by $69.1 at December 31, 2010. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG43 and AG39, the Company may request a grade-in period, not to exceed three years, from the domiciliary commissioner. The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis at December 31, 2009 and one-third of the difference subtracted from the new basis at December 31, 2010 and the remaining third recorded in 2011.  The Company did elect the grade-in provision.  The reserves at December 31, 2011 reflect the full impact of adoption of AG43.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized.  To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $86.7 and $68.9 as of December 31, 2011 and 2010, respectively.  This adoption had no impact on total liabilities or net income.

6.                                      Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $7.9 billion. The additional liability recognized related to minimum guarantees was $5.4. As of December 31, 2010, the account value for the separate account contracts with guaranteed minimum benefits was $6.1 billion. The additional liability recognized related to minimum guarantees was $4.4.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010, was $7.9 billion and $6.1 billion, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

7.                                      Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Current tax expense (benefit):
Federal	$60.3	$73.2	$27.5
State	—	—	(0.9)
Total current tax expense	60.3	73.2	26.6
Deferred tax expense (benefit):
Federal	(56.5)	67.6	23.0
Total deferred tax expense (benefit)	(56.5)	67.6	23.0
Total income tax expense	$3.8	$140.8	$49.6

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Income before income taxes	$340.4	$577.7	$403.5
Tax rate	35.0%	35.0%	35.0%
Income tax expense at federal statutory rate	119.1	202.2	141.2
Tax effect of:
Dividend received deduction	(37.0)	(23.3)	(2.6)
Tax valuation allowance	(87.0)	(13.7)	(92.2)
State audit settlement	—	—	(1.2)
IRS audit settlement	3.7	(26.8)	(0.1)
State tax expense	—	0.6	0.1
Other	5.0	1.8	4.4
Income tax expense	$3.8	$140.8	$49.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2011 and 2010, are presented below.

	2011	2010
Deferred tax assets:
Insurance reserves	$269.6	$187.1
Investments	89.2	112.5
Postemployment benefits	97.1	83.7
Compensation	22.9	45.9
Other	22.5	22.1
Total gross assets before valuation allowance	501.3	451.3
Less: valuation allowance	(11.1)	(120.1)
Assets, net of valuation allowance	490.2	331.2
Deferred tax liabilities:
Net unrealized gain	(288.2)	(71.9)
Value of business acquired	(398.4)	(410.5)
Deferred policy acquisition costs	(326.5)	(315.7)
Total gross liabilities	(1,013.1)	(798.1)
Net deferred income tax liability	$(522.9)	$(466.9)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. At December 31, 2011, the Company did not have a tax valuation allowance related to realized and unrealized capital losses. At December 31, 2010, the Company had a tax valuation allowance of $109.0 related to realized and unrealized capital losses.  As of December 31, 2011 and 2010, the Company had full tax valuation allowances of $11.1 related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(22.0), $(68.7), and $(38.3) for the years ended December 31, 2011, 2010, and 2009, respectively.

Tax Sharing Agreement

The Company had a payable to ING AIH of $1.3 and $49.3 for federal income taxes as of December 31, 2011 and 2010, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at beginning of period	$23.0	$12.8
Additions for tax positions related to prior years	4.5	36.2
Reductions for tax positions related to prior years	(4.5)	(25.8)
Reductions for settlements with taxing authorities	(23.0)	(0.2)

Balance at end of period	$—	$23.0

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010. The decrease during the tax period ended December 31, 2011 is primarily related to the settlement of the 2009 federal audit.

Tax Regulatory Matters

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2009.  In the provision for the year ended December 31, 2011, the Company reflected an increase in the tax expense based on the results of the IRS examination and monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2010 through 2012, and it is expected that the examination of tax year 2010 will be finalized within the next twelve months.  The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2010 through 2012.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8.                                      Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008.  The Retirement Plan was also amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

Beginning January 1, 2012, the Retirement Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $24.6, $27.2, and $22.3 for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.8, $10.7, and $8.9, for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective December 31, 2011, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011 and 2010.

	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$96.8	$90.2
Interest cost	5.0	5.1
Benefits paid	(8.4)	(10.1)
Actuarial gain on obligation	18.4	11.6
Plan adjustments	(8.8)	—
Curtailments or settlements	(4.3)	—
Projected benefit obligation, December 31	$98.7	$96.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2011	2010
Accrued benefit cost	$(98.7)	$(96.8)
Accumulated other comprehensive income	34.0	30.0

Net amount recognized	$(64.7)	$(66.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2011 and 2010 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2011	2010
Discount rate at end of period	4.75%	5.50%
Rate of compensation increase	3.00%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.75% was the appropriate discount rate as of December 31, 2011, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Rate of increase in compensation levels	3.00%	3.00%	1.50%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011, 2010, and 2009, were as follows:

	2011	2010	2009
Interest cost	$5.0	$5.1	$5.3
Net actuarial loss recognized in the year	3.4	2.6	2.1
Unrecognized past service cost recognized in the year	—	0.1	0.1
The effect of any curtailment or settlement	2.2	—	0.1
Net periodic benefit cost	$10.6	$7.8	$7.6

Cash Flows

In 2012, the employer is expected to contribute $8.8 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2012 through 2016, and thereafter through 2021, are estimated to be $8.8, $7.9, $6.9, $5.7, $5.3, and $26.5, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EUR 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.1, $3.4, and $3.7 for the years ended December 31, 2011, 2010, and 2009, respectively, primarily related to leo.

The Company recognized tax benefits of $0.8, $0.7, and $0.1 in 2011, 2010, and 2009, respectively, and $0.3 , $0.1, and $0.1, respectively, are related to leo.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•                              The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•                              The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•                              The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•                              Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•                              The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•                              The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2011, 2010, and 2009, were $9.9, $11.9, and $12.1, respectively.

9.                                      Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $22.8, $23.7, and $35.9, respectively.

•                              Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $180.6, $209.7, and $140.2, respectively.

•                              Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2011, 2010, and 2009, net expenses related to the agreement were incurred in the amount of $29.8, $53.3, and $26.3, respectively.

•                              Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC.  For the years ended December 31, 2011, 2010, and 2009, ILIAC’s net earnings related to the agreement were in the amount of $8.4, $2.2, and $7.8, respectively.

•                              Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products.  For the years ended December 31, 2011 and 2010, revenue under the IIM intercompany agreement was $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products.  In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2011, 2010, and 2009, commissions were collected in the amount of $218.3, $220.0, and $275.3.  Such commissions are, in turn, paid to broker-dealers.

•                              Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party.  For the year ended December 31, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $207.9 and $204.5, respectively.

•                              Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee.  This service agreement was terminated as of January 1, 2010.  For the year ended December 31, 2009, expenses were incurred under this service agreement in the amount of $123.2.

•                              Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred under this service agreement in the amount of $3.2, $3.3, and $1.2, respectively.

•                              Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $23.3, $19.8, and $12.5, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $103.2, $246.1, and $212.3, (excludes fees paid to ING Investment Management Co.) in 2011, 2010, and 2009, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2011, 2010, and 2009, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $323.2, $314.3, and $270.0, respectively. At December 31, 2011 and 2010, DSL had $22.9 and $25.1, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2011, 2010, and 2001, and earned interest income of $1.3, $0.9, and $1.0, for the years ended December 31, 2011, 2010, and 2009, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2011 and 2010, the Company had an outstanding receivable of $648.0 and $304.1, respectively, with ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2011, 2010, and 2009.

Illiquid Assets Back-Up Facility

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS.  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING U.S. insurance with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for U.S. GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the EC in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.                               Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2011 and 2010, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions note to these Consolidated Financial Statements.

11.                               Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2011, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.3 and $11.5 were maintained for this contract as of December 31, 2011 and 2010, respectively.

Reinsurance ceded in force for life mortality risks were $16.2 billion and $17.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$2,276.3	$2,356.0
Reinsured amounts due to reinsurers	(0.3)	0.4
Other	0.3	(0.5)
Total	$2,276.3	$2,355.9

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$34.0	$67.6	$35.2
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.3)	(0.3)
Net premiums	$33.9	$67.3	$35.0

12.                               Commitments and Contingent Liabilities

Leases

All of the Company’s expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2011, 2010, and 2009, rent expense for leases was $5.0, $4.0, and $5.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2011 and 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $536.4 and $336.3, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2011 and 2010, the Company held $110.0 and $4.7, of cash collateral, respectively, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2011 and 2010, the Company delivered collateral of $77.9 and $93.8, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry.  These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

plan participants.  Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                               Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,518.7	$933.8	$133.4
Equity securities, available-for-sale	13.1	21.0	12.8
Derivatives	173.7	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(801.7)	(461.7)	(88.8)
Sales inducements adjustment on available-for-sale securities	—	(0.3)	0.2
Premium deficiency reserve adjustment	(64.8)	(61.0)	—
Other investments	—	0.1	—
Unrealized capital gains, before tax	839.0	432.4	57.6
Deferred income tax asset / liability	(233.0)	(114.4)	(63.9)
Unrealized capital gains, after tax	606.0	318.0	(6.3)
Pension and other post-employment benefits liability, net of tax	(15.7)	(13.5)	(8.7)
Accumulated other comprehensive income (loss)	$590.3	$304.5	$(15.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$563.6	$813.1	$1,734.4
Equity securities, available-for-sale	(7.9)	8.2	20.2
Derivatives	173.2	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(340.0)	(372.9)	(873.7)
Sales inducements adjustment on available-for-sale securities	0.3	(0.5)	(2.2)
Premium deficiency reserve adjustment	(3.8)	(61.0)	—
Other investments	(0.1)	0.1	0.3
Change in unrealized gains on securities, before tax	385.3	387.5	879.0
Deferred income tax asset/liability	(111.1)	(54.9)	(239.1)
Change in unrealized gains on securities, after tax	274.2	332.6	639.9

Change in other-than-temporary impairment losses, before tax	21.3	(12.7)	(46.7)
Deferred income tax asset/liability	(7.5)	4.4	16.3
Change in other-than-temporary impairment losses, after tax	13.8	(8.3)	(30.4)

Pension and other post-employment benefit liability, before tax	(3.4)	(7.4)	13.5
Deferred income tax asset/liability	1.2	2.6	(4.2)
Pension and other post-employment benefit liability, after tax	(2.2)	(4.8)	9.3

Net change in unrealized gains, after tax	$285.8	$319.5	$618.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains arising during the period(1)	$344.5	$284.8	$587.5
Reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	(78.5)	(29.2)	(16.3)
Change in deferred tax asset valuation allowance	22.0	68.7	38.3
Net change in unrealized capital gains on securities	$288.0	$324.3	$609.5

(1)         Pretax unrealized capital holding gains (losses) arising during the year were $526.8, $417.6, and $856.4, for the years ended December 31, 2011, 2010, and 2009, respectively.

(2)         Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $120.0, $42.8, and $23.7, for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are generally determined by FIFO methodology.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2011	First	Second	Third	Fourth
Total revenue	$594.0	$632.0	$538.1	$544.9
Income (loss) before income taxes	170.9	162.3	(26.2)	33.4
Income tax expense (benefit)	84.2	43.6	(108.0)	(16.0)
Net income	$86.7	$118.7	$81.8	$49.4

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

Form No. SAI.75996-12	ILIAC Ed. April 2012

VARIABLE ANNUITY ACCOUNT B
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2011 and 2010
		-	Consolidated Statements of Operations for the years ended December 31,
2011, 2010, and 2009
		-	Consolidated Statements of Comprehensive Income for the years Ended December 31,
2011, 2010, and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2011, 2010, and 2009
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2011, 2010, and 2009
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution of the Board of Directors of Aetna Life Insurance and Annuity
Company establishing Variable Annuity Account B · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216) as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February
11, 2011.
(4.1)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.2)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.3)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75982), as filed on April 22, 1996.
(4.4)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
(GSD-CDA-HO) · Incorporated by reference to Post-Effective Amendment No.
12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on
February 20, 1997.
(4.5)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO,
GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
033-75996), as filed on February 16, 2000.
(4.6)	Variable Annuity Contract Certificate GTCC-HF · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract Certificate GTCC-HD · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 4, 1999.
(4.8)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
033-75964), as filed on February 11, 1997.
(4.9)	Variable Annuity Contract (ISE-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
033-75996), as filed on February 16, 2000.
(4.10)	Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.11)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.12)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.13)	Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.14)	Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and
I-CDA-HD · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August
30, 1996.
(4.15)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO and ISE-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.16)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13,
1998.
(4.17)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and
GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August
30, 1996.
(4.18)	Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO and
GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August
30, 1996.
(4.19)	Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-
HO · Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.20)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
ISE-CDA-HO and Certificate GDCC-HO · Incorporated by reference to Post-
Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
033-81216), as filed on February 15, 2002.
(4.22)	Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,
I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.24)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO, GTCC-
HO, G-CDA-HD, GTCC-HD, G-CDA-HF and GTCC-HF · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(4.25)	Endorsement ENYCLLHD(4/04) to Contract G-CDA-HD(XC) and Certificate
GTCC-HD(XC) HF · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on
April 14, 2006.
(4.26)	Endorsement ENYCLLGIT/GLIT(4/04) to Contracts GIT-CDA-HO, GLIT-
CDA-HO, GTCC-HO, GTCC-HO(X) and GTCC-HD(XC) HF · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(5.1)	Variable Annuity Contract Application (300-GTD-IA) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on August 19, 1997.
(5.2)	Variable Annuity Contract Application (710.00.141) · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4
(File No. 033-75996), as filed on August 21, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File
No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.

(7)	Not applicable

(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc. (renamed Invesco Variable Insurance Funds, Inc. ), A I M
Distributors, Inc. (renamed Invesco Distributors, Inc. ) and Aetna Life Insurance
and Annuity Company (renamed ING Life Insurance and Annuity Company)
and amended on October 1, 2000, November 17, 2000 and July 12, 2002 ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on
April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No.
033-75988), as filed on April 13. 2004.
(8.2)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. and amended October 1, 2000 ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No. 1 (File No. 333-49176), as filed on
November 30, 2000.

(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc. , ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.4)	Fund Participation Agreement dated as of April 30, 2003 among Golden
American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company, Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, American Funds Insurance
Series and Capital Research and Management Company · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.5)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland
Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING American Equities, Inc. , Directed Services,
Inc. , American Funds Distributors, Inc. and Capital Research and Management
Company and amended on January 1, 2008 · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No.
333-105319), as filed on July 17, 2003, and by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-153338),
as filed on November 14, 2008.
(8.6)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.7)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.8)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc. , ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.10)	Fund Participation Agreement dated January 6, 2011 by and between ING Life
Insurance and Annuity Company and Federated Securities Corp.
(8.11)	Amendment dated March 31, 2011 to the Fund Participation Agreement dated
January 6, 2011 by and between ING Life Insurance and Annuity Company and
Federated Securities Corp.
(8.12)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund
IV and Variable Insurance Products Fund V and amended on June 26, 2009 ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.13)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC and amended on April 1, 2005 and April 1, 2006 · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on August 5, 2004, and by reference to
Post-Effective Amendment No. 47 (File No. 033-75962), as filed on November
21, 2006.

(8.15)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 and by and between Directed Services, Inc. , ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988),
as filed on August 5, 2004.
(8.16)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.17)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc. , ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. and amended on June 5, 2007 " Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4
(File No. 333-85618), as filed on February 1, 2007, and by reference to Pre-
Effective Amendment No. 1 (File No. 333-139695), as filed on July 6, 2007.
(8.18)	Amendment No. 2 dated November 17, 2011 to Amended and Restated
Participation Agreement dated December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc. , ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on June 5, 2007
· Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.19)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity
and Life Insurance Company and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.20)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 59 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 3, 2012.

(8.21)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc. , ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.22)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed ING Investors Trust effective May
2, 2003) and Directed Services, Inc. and amended on October 9, 2006 ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-23512), as filed on August 1, 2003, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on
November 21, 2006.
(8.23)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc. (renamed ING Partners, Inc. effective May 1, 2002), Aetna Life
Insurance and Annuity Company (renamed ING Life Insurance and Annuity
Company effective May 1, 2002) and Aetna Investment Services, LLC and
amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
August 31, 2005, December 7, 2005 and April 28, 2006 · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to
Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10,
2003, and by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on
April 11, 2006, and by reference to Initial Registration (File No. 333-134760), as filed on June 6, 2006.
(8.24)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. (renamed ING Partners, Inc. effective
May 1, 2002) and Aetna Life Insurance and Annuity Company (renamed ING
Life Insurance and Annuity Company effective May 1, 2002) and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No. 30 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-
Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as
filed on April 11, 2006, and by reference to Initial Registration Statement (File
No. 333-134760), as filed on June 6, 2006.
(8.25)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc. , Aetna GET Fund

on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on November 9, 1998,
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and
June 19, 2001 · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998, and by reference to Post-
Effective Amendment No. 2 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-
01107), as filed on February 16, 2000, and by reference to Post-Effective
Amendment No. 20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on
April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No.
033-75988), as filed on April 13, 2004.
(8.26)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc. , Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on November 4, 1998, February 11, 2000, May 1, 2000 and
June 26, 2001 · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297) as filed on June 8, 1998, and by reference to Post-
Effective Amendment No. 2 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-
01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment
No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.27)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and Annuity Company(renamed ING Life Insurance and Annuity Company) and
ING Pilgrim Securities, Inc. and amended on August 30, 2002 · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on July 13, 2001, and by reference to
Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10,
2003.

(8.28)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.29)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.30)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.31)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company and amended on April 30, 2009
(effective as of May 1, 2005) · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.32)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.33)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company and Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. and amended on December 1, 1999, May 1,
2004 and August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997, and by reference to Post-Effective
Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on
April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No.
333-01107), as filed on February 15, 2008.

(8.34)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(8.35)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.36)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global
Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable
Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 3, 2012.
(8.37)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC (renamed Allianz Global Investors
Distributors LLC) and amended on August 15, 2007 · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005, and by reference to Post-
Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.38)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the Trust ), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company and amended on August 15, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.39)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC ( PIMCO ), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company and amended on August 15,
2007 · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-
01107), as filed on May 23, 2008.

(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.41)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. and
amended on May 1, 2004 and August 15, 2007 · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 40 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008.
(8.42)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc. , ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.43)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company and amended on
May 7, 2007 · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005, and by reference to Post-Effective Amendment No. 53 (File
No. 333-01107), as filed on August 18, 2008.
(8.44)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company. · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.

(8.45)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc. , ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Life Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760),
as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Boyd G. Combs	5780 Powers Ferry Road, N. W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Depositor

Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N. W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N. W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N. W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Ida I. Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774
* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-147534), as filed with the Securities and Exchange Commission on April 3, 2012.

Item 27. Number of Contract Owners

As of February 29, 2012, there were 42,258 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ( CGS ) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against liability (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a. Financial Institutional Bond ).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act) . ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act. ), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act) .

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol Stern	4550 North Park Avenue	Director
Chevy Chase, MD 20815

Ida I. Colón-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N. W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William S. Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N. W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N. W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N. W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Underwriter

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N. W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21 st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N. W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N. W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$1,807,861.34
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2011.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75996) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 10th day of April, 2012.

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

(Registrant)

By: ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By: Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mary (Maliz) E. Beams*	Director and President	)
Mary (Maliz) E. Beams	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman	) April
Patrick G. Flynn		)10, 2012
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)

Rodney O. Martin*	Director	)

Rodney O. Martin		)
)
Michael S. Smith*	Director	)

Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)

Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)

Steven T. Pierson		)

By: /s/J. Neil McMurdie

J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B EXHIBIT INDEX
Exhibit No.	Exhibit

24(b)(8.10)	Fund Participation Agreement dated January 6, 2011 by and
between ING Life Insurance and Annuity Company and Federated
Securities Corp.
24(b)(8.11)	Amendment dated March 31, 2011 to the Fund Participation
Agreement dated January 6, 2011 by and between ING Life
Insurance and Annuity Company and Federated Securities Corp.
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(13)	Powers of Attorney